July 31, 1997

Dear Policyholder:


The first six months of Premium Fund's 1997 fiscal year was an opportune time to be an investor. Equities provided significant capital appreciation potential and domestic and global bond markets yielded many income and total return opportunities.

Below is a comparison of the short-term performance of stocks of large and small companies, domestic bonds and overseas stocks as measured by unmanaged indexes. Complete performance information for your Funds, including charges and expenses, can be found in the financial section of this report.

      Aggregate Total Return                Six Months Ended June 30, 1997
      Standard & Poor's 500 Index                         +20.60%
      Russell 2000 Index                                  +10.17%
      Lehman Brothers Government/Corporate Bond Index      +2.74%
      Morgan Stanley Europe Australia Far East Index      +10.35%

Past performance does not guarantee future results. Performance quoted above is at net asset value and assumes reinvestment of dividends.

As for the U.S. stock market, despite a brief second quarter lull, the first half of 1997 mirrored its ebullient performance of 1996 amid strong corporate earnings growth, mild inflation and rising consumer confidence. In general, shares of large companies significantly outperformed the shares of smaller companies and value stocks tended to outperform growth stocks.

The most significant shift in the U.S. bond market was the continuing narrowing of spreads between U.S. Treasuries and high-yield bonds of comparable maturity. This suggests healthy investor demand for high-yield issues and an expectation that the credit standings of highly leveraged companies will remain stable.

Overseas, European equity markets performed well. One of the strongest was Germany, which is benefiting from corporate earnings growth among major export-oriented companies such as car manufacturers. The United Kingdom and France also held up well despite political change. In Japan, we believe skyrocketing export volume may be a catalyst for future growth.

Emerging equity markets, especially those in Latin America and Eastern Europe, also offered strong returns. In particular, Mexico and Brazil did well amid forecasts of buoyant growth and low inflation. The Pacific Rim region offered mixed results. Thailand performed poorly amid financial sector instability.

The following pages detail the performance and expenses of each Series. Remember that your annuity is designed to offer the powerful advantage of diversification and tax-deferred earnings potential for investors.

Sincerely,

/s/ Wayne A. Stork
---------------------------------
Wayne A. Stork
Chairman, President and Chief Executive Officer
Delaware Group Premium Fund, Inc.

Delaware Group Premium Fund, Inc.- Decatur Total Return Series (Formerly Equity/Income Series)
Statement of Net Assets
June 30, 1997
(Unaudited)

                                                 Number        Market
                                               of Shares        Value

  COMMON STOCK-97.38%
  Aerospace & Defense-1.37%
  General Dynamics..........................     48,500      $ 3,637,500
                                                             -----------
                                                               3,637,500
                                                             -----------
  Automobiles & Automotive Parts-4.27%
  Ford Motor................................    142,000        5,360,500
  General Motors............................     47,400        2,639,588
  ITT Industries............................     82,800        2,132,100
  LucasVarity ADR...........................     33,800        1,170,325
                                                             -----------
                                                              11,302,513
                                                             -----------
  Banking, Finance & Insurance-20.89%
  American General..........................     98,200        4,689,050
  Aon.......................................    105,325        5,450,569
  Banc One..................................     84,600        4,097,813
  Bank of Boston............................     51,700        3,725,631
  CIGNA.....................................     23,300        4,135,750
  Chase Manhattan...........................     49,600        4,814,300
  Crestar Financial.........................    105,700        4,109,088
  Fleet Financial Group.....................     56,000        3,542,000
  Hartford Financial Services ..............     45,000        3,723,750
  Mellon Bank...............................     81,600        3,682,200
  Mercantile Bancorporation.................     52,400        3,183,300
  Signet Banking............................     48,500        1,746,000
  Summit Bancorp............................     91,650        4,593,956
  U.S. Bancorp..............................     60,000        3,849,375
                                                             -----------
                                                              55,342,782
                                                             -----------
  Cable, Media & Publishing-2.79%
  Dow Jones & Company.......................        700           28,350
  McGraw-Hill...............................    125,400        7,375,088
                                                             -----------
                                                               7,403,438
                                                             -----------
  Chemicals-5.91%
  duPont(E.I.)deNemours.....................    102,000        6,413,250
  Eastman Chemical..........................      8,900          565,150
  Hercules..................................     14,500          694,188
  Imperial Chemical ADR.....................     77,300        4,396,438
  Rhone-Poulenc ADR.........................     86,300        3,592,238
                                                             -----------
                                                              15,661,264
                                                             -----------
-----------------
Top 10 stock holdings, representing 25.0% of net assets, are in bold.

                                                 Number        Market
                                               of Shares        Value
  COMMON STOCK (Continued)
  Electronics & Electrical Equipment-3.81%
  Eaton.....................................     58,500      $ 5,107,781
  Thomas & Betts............................     94,900        4,988,181
                                                             -----------
                                                              10,095,962
                                                             -----------
  Energy-10.49%
  Atlantic Richfield........................     53,000        3,736,500
  British Petroleum ADR.....................     63,443        4,750,325
  Consolidated Natural Gas..................     38,900        2,093,306
  Mobil.....................................     65,200        4,555,850
  Texaco....................................     48,800        5,307,000
  USX-Marathon Group........................    102,700        2,965,463
  Williams..................................    100,350        4,390,313
                                                             -----------
                                                              27,798,757
                                                             -----------
  Environmental Services-3.09%
  Browning Ferris...........................    153,100        5,090,575
  Waste Management..........................     96,600        3,103,275
                                                             -----------
                                                               8,193,850
                                                             -----------
  Food, Beverage & Tobacco-9.43%
  Anheuser-Busch............................    107,500        4,508,281
  Fortune Brands............................    123,900        4,623,019
 *Gallagher Group...........................     47,500          875,781
  General Mills.............................      1,700          110,713
  Heinz (H.J.)..............................     93,800        4,326,525
  Philip Morris.............................     99,600        4,419,750
  Quaker Oats...............................     57,000        2,557,875
  RJR Nabisco Holdings......................    108,040        3,565,320
                                                             -----------
                                                              24,987,264
                                                             -----------
  Healthcare & Pharmaceuticals-13.58%
  American Home Products....................     84,800        6,487,200
  Bausch & Lomb.............................     82,300        3,878,388
  Baxter International......................    128,100        6,693,225
  Bristol-Myers Squibb......................     88,500        7,168,500
  Glaxo Wellcome ADR........................    105,900        4,427,944
  Pharmacia & Upjohn........................    210,700        7,321,825
                                                             -----------
                                                              35,977,082
                                                             -----------

  Decatur Total Return Series
  Statement of Net Assets (Continued)

                                                 Number        Market
                                               of Shares        Value
  COMMON STOCK (Continued)
  Metals & Mining-1.10%
  Freeport-McMoRan Copper & Gold Class B ...     93,600      $ 2,913,300
                                                             -----------
                                                               2,913,300
                                                             -----------
  Paper & Forest Products-2.09%
  Georgia-Pacific...........................     39,500        3,372,313
  Temple-Inland.............................     40,040        2,162,160
                                                             -----------
                                                               5,534,473
                                                             -----------
  Retail-2.43%
  Eastman Kodak.............................     47,800        3,668,650
  May Department Stores.....................     58,300        2,754,675
                                                             -----------
                                                               6,423,325
                                                             -----------
  Telecommunications-7.00%
  Alltel....................................     75,700        2,531,219
  BCE.......................................    127,800        3,578,400
  BellSouth.................................     81,300        3,770,288
  Frontier..................................    239,100        4,767,056
  SBC Communications........................     62,900        3,891,938
                                                             -----------
                                                              18,538,901
                                                             -----------
  Transportation & Shipping-3.95%
  Norfolk Southern..........................     38,200        3,848,650
  Union Pacific.............................     93,900        6,619,950
                                                             -----------
                                                              10,468,600
                                                             -----------

  Miscellaneous-5.18%
  BOC Group.................................     56,000     $  1,988,000
  Block (H&R)...............................      5,900          190,275
  Minnesota Mining & Manufacturing .........     40,600        4,141,200
  Pitney Bowes..............................    103,900        7,402,875
                                                             -----------
                                                              13,722,350
                                                             -----------
  Total Common Stock (cost $212,048,114)....                 258,001,361
                                                             -----------

                                               Principal
                                                 Amount
  REPURCHASE AGREEMENTS-3.53%
  With Chase Manhattan 5.80% 7/1/97 (dated
   6/30/97, collateralized by $3,286,000
   U.S. Treasury Notes 5.375% due 11/30/97,
   market value $3,297,182)................. $3,230,000        3,230,000
  With J.P. Morgan Securities 5.80% 7/1/97
   (dated 6/30/97, collateralized by
   $3,112,000 U.S. Treasury Notes 5.125%
   due 4/30/98, market value $3,123,486)....  3,055,000        3,055,000
  With  PaineWebber  5.80% 7/1/97
   (dated 6/30/97, collateralized  by
   $1,934,000 U.S. Treasury Notes 7.25%
   due 2/15/98, market value $2,033,071 and
   $1,047,000 U.S. Treasury Notes 9.125%
   due 5/15/99, market value  $1,114,310)..   3,055,000        3,055,000
                                                             -----------
  Total Repurchase Agreements
   (cost $9,340,000)........                                   9,340,000
                                                             -----------

  TOTAL MARKET VALUE OF  SECURITIES-100.91%
   (cost $221,388,114).....................................  267,341,361
  LIABILITIES NET OF RECEIVABLES AND OTHER
   ASSETS-(0.91%)..........................................   (2,413,438)
                                                            ------------
  NET ASSETS APPLICABLE TO 15,441,237 SHARES
   ($.01 PAR VALUE) OUTSTANDING; EQUIVALENT TO
   $17.16 PER SHARE -100.00%............................... $264,927,923
                                                            ============

  COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
  Common stock, $.01 par value, 750,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series................................. $208,562,324
  Accumulated undistributed:
  Net investment income....................................      958,691
  Net realized gain on investments.........................    9,453,661
  Net unrealized appreciation of investments...............   45,953,247
                                                            ------------
  Total net assets......................................... $264,927,923
                                                            ============

----------
*Non-income producing security for the period ended June 30, 1997.
 ADR-American Depository Receipt
                             See accompanying notes

Delaware Group Premium Fund, Inc.-Delchester Series
(Formerly High-Yield Series)
Statement of Net Assets
June 30, 1997
(Unaudited)

                                               Principal         Market
                                                Amount            Value

CORPORATE BONDS-89.45%
Aerospace & Defense-0.09%
Roller Bearing Company of America
     sr sub nts 9.625% 6/15/07 .............  $  75,000       $   76,125
                                                              ----------
                                                                  76,125
                                                              ----------
Automobiles & Automotive Parts-4.26%
Collins & Aikman sr sub nts
 10.00% 1/15/07 ............................    750,000          759,375
CSK Auto sr sub nts 11.00% 11/1/06 .........    500,000          522,500
Delco Remy International
 sr sub nts 10.625% 8/1/06..................    250,000          266,875
Exide sr nts 10.75% 12/15/02................    100,000          105,250
Motors & Gears sr nts 10.75% 11/15/06 ......    500,000          518,125
Penda sr nts 10.75% 3/1/04..................    600,000          609,000
Ryder Transportation sr sub nts
 10.00% 12/1/06.............................    600,000          618,000
                                                              ----------
                                                               3,399,125
                                                              ----------
Banking, Finance & Insurance-0.85%
Cityscape Financial sr nts 12.75% 6/1/04 ...    475,000          471,438
Life Partners sr sub nts 12.75% 7/15/02 ....    200,000          207,250
                                                              ----------
                                                                 678,688
                                                              ----------
Buildings & Materials-4.54%
Atrium sr sub nts 10.50% 11/15/06 ..........    500,000          515,000
Clarks Material sr nts 10.75% 11/15/06 .....    500,000          526,250
Nortek sr nts 9.25% 3/15/07.................    500,000          515,000
NVR sr nts 11.00% 4/15/03...................    250,000          268,438
Reliant Building sr sub nts 10.875% 5/1/04 .    500,000          515,000
Safelite Glass sr sub nts 9.875% 12/15/06 ..    500,000          528,750
Williams Scotsman sr nts 9.875% 6/1/07 .....    750,000          751,875
                                                              ----------
                                                               3,620,313
                                                              ----------
Cable, Media & Publishing-11.75%
Adelphia Communications
 sr nts 9.50% 2/15/04.......................    325,000          314,438
Adelphia Communications
  sr debs 11.875% 9/15/04...................    400,000          427,000
Allbritton sr sub debs 11.50% 8/15/04 ......    150,000          158,063
Big Flower Press sr sub nts 8.875% 7/1/07 ..    450,000          443,250
Cablevision Systems sr sub nts 9.875% 5/15/06   425,000          455,813
Comcast Cellular sr nts 9.50% 5/1/07 .......  1,000,000        1,015,000
Fundy Cable Limited sr nts 11.00% 11/15/05 .    250,000          271,563

                                               Principal         Market
                                                Amount            Value
CORPORATE BONDS (Continued)
Cable, Media & Publishing (Continued)
Hollinger International Publishing
  sr sub nts 9.25% 3/15/07..................   $550,000         $562,375
Intermed Capital Partners sr nts 11.25% 8/1/06  500,000          540,000
Jones Intercable sr nts 8.875% 4/1/07 ......    275,000          281,875
Katz Media sr sub nts 10.50% 1/15/07 .......    900,000          889,875
Lamar Advertising unsec sr sub nts
 9.625% 12/1/06.............................    500,000          513,750
Marcus Cable sr disc nts
 0.00%/14.25%  12/15/05.....................    800,000          636,000
Rogers Cablesystems sr sec nts
 10.00% 12/1/07.............................  1,040,000        1,120,600
Rogers Cablesystems sr sub nts 11.00% 12/1/15   270,000          294,975
STC Broadcasting sr sub nts 11.00% 3/15/07 .    600,000          642,000
Sullivan Graphics sr sub nts 12.75% 8/1/05 .    500,000          519,375
Universal Outdoor sr sub nts 9.75% 10/15/06     275,000          285,313
                                                              ----------
                                                               9,371,265
                                                              ----------
Chemicals-5.33%
Astor sr sub nts 10.50% 10/15/06 ...........    650,000          693,875
BPC Holding sr nts 12.50% 6/15/06 ..........    400,000          437,500
Harris Chemical sr sub nts 10.75% 10/15/03 .  1,000,000        1,027,500
ISP Holdings sr nts 9.00% 10/15/03 .........    275,000          286,688
Pioneer Americas Acquisition
 sr nts 9.25% 6/15/07.......................    100,000           99,125
Sterling Chemical Holdings
 sr disc nts 0.00%/13.50% 8/15/08 ..........  1,675,000        1,109,688
TEXAS Petrochemical sr sub nts
 11.125% 7/1/06.............................    250,000          269,375
UCC Investors Holding sub nts
 0.00%/12.00% 5/1/05........................    350,000          323,750
                                                              ----------
                                                               4,247,501
                                                              ----------
Computers & Technology-1.61%
Precise Technology sr sub nts 11.125% 6/15/07    75,000           76,500
Statia Terminals mtg nts 11.75% 11/15/03 ...    250,000          265,000
Unisys nts 11.75% 10/15/04..................    110,000          120,725
Unisys sr nts 12.00% 4/15/03................    750,000          821,250
                                                              ----------
                                                               1,283,475
                                                              ----------

Delchester Series
Statement of Net Assets (Continued)

                                               Principal         Market
                                                Amount            Value
CORPORATE BONDS (Continued)
Consumer Products-4.18%
Calmar sr sub nts 11.50% 8/15/05 ........... $  500,000       $  520,000
Consumers International sr nts 10.25% 4/1/05    225,000          238,500
E&S Holdings sr sub nts 10.375% 10/1/06 ....    250,000          262,500
French Fragrance sr nts 10.375% 5/15/07 ....  1,000,000        1,032,500
Prime Succession Acquisition
 sr sub nts 10.75% 8/15/04..................    200,000          220,000
Shop Vac sr sub nts 10.625% 9/1/03 .........    500,000          532,500
William Carter sr sub nts 10.375% 12/1/06 ..    500,000          527,500
                                                              ----------
                                                               3,333,500
                                                              ----------
Electronics & Electrical Equipment-2.48%
Amphenol unsec sr sub nts 9.875% 5/15/07 ...    700,000          728,000
Electronics Retailing Systems
 unit 0.00%/13.25% 2/1/04...................    500,000          346,250
IMO Industries sr sub nts 11.75% 5/1/06 ....    500,000          600,000
Tracor sr sub nts 8.50% 3/1/07 .............    300,000          300,000
                                                              ----------
                                                               1,974,250
                                                              ----------
Energy-4.35%
Clark USA sr nts 10.875%12/1/05 ............    500,000          532,500
Kelley Oil & Gas sr sub nts 10.375% 10/15/06    300,000          312,750
Mariner Energy sr sub nts 10.50% 8/1/06 ....    500,000          525,000
MESA Operating sr sub nts 11.625% 7/1/06 ...    500,000          386,250
Transamerican Energy sr nts 11.50% 6/15/02 .    250,000          243,750
Transamerican Energy
 sr disc nts 0.00%/13.00% 6/15/02 ..........  1,000,000          725,000
United Refining sr unsec nts 10.75% 6/15/07     750,000          748,125
                                                              ----------
                                                               3,473,375
                                                              ----------
Environmental Services-0.46%
Petro Stopping Centers sr nts 10.50% 2/1/07     350,000          363,125
                                                              ----------
                                                                 363,125
                                                              ----------
Food, Beverage & Tobacco-4.57%
CARROLS sr nts 11.50% 8/15/03 ..............    200,000          214,750
CFP Holdings sr nts 11.625% 1/15/04 ........    525,000          545,344
Core-Mark sr sub nts 11.375% 9/15/03 .......    300,000          314,625
Delta Beverage Group sr nts 9.75% 12/15/03 .    825,000          863,156
International Home Foods
 sr sub nts 10.375% 11/1/06.................    500,000          518,750
MBW Foods sr sub nts 9.875% 2/15/07 ........    300,000          309,750

                                               Principal         Market
                                                Amount            Value
CORPORATE BONDS (Continued)
Food, Beverage & Tobacco (Continued)
Mafco sr sub nts 11.875% 11/15/02 .......... $  250,000       $  270,313
Windy Hill Pet Food sr sub nts 9.75% 5/15/07    600,000          610,500
                                                              ----------
                                                               3,647,188
                                                              ----------
Healthcare & Pharmaceuticals-2.87%
Dynacare sr nts 10.75% 1/15/06 .............    500,000          521,875
Fresensius Medical Care
 co gtd nts 9.00% 12/1/06...................    450,000          461,250
Imed sr sub nts 9.75% 12/1/06 ..............    500,000          508,750
Integrated Health Services
 sr sub nts 9.50% 9/15/07...................    500,000          516,250
Owens & Minor sr sub nts 10.875% 6/1/06 ....    250,000          278,125
                                                              ----------
                                                               2,286,250
                                                              ----------
Industrial Machinery-2.99%
Hawk sr nts 10.25% 12/1/03..................    780,000          807,300
Interlake sr nts 12.125% 3/1/02 ............    100,000          104,500
International Wire Group
 sr sub nts 11.75% 6/1/05...................    500,000          546,875
Jordan Industries sr nts 10.375% 8/1/03 ....    400,000          420,000
Spinnaker Industries sr nts 10.75% 10/15/06     500,000          506,875
                                                              ----------
                                                               2,385,550
                                                              ----------
Leisure, Lodging & Entertainment-9.01%
AMF Group sr sub nts 10.875% 3/15/06 .......    400,000          433,000
American Skiing sr sub nts 12.00% 7/15/06 ..    300,000          316,500
Booth Creek Ski Holdings
 sr nts 12.50% 3/15/07......................    600,000          619,500
Casino America sr nts 12.50% 8/1/03 ........    650,000          676,000
Cinemark USA sr sub nts 9.625% 8/1/08 ......    975,000          996,938
Coleman Escrow
 1st priority disc nts 0.00% 5/15/01 .......  1,000,000          632,500
Coleman Escrow
 2nd priority disc nts 0.00% 5/15/01 .......    575,000          345,000
Eldorado Resorts LLC
 sr sub nts 10.50% 8/15/06..................    200,000          215,000
Hollywood Casino sr nts 12.75% 11/1/03 .....    600,000          640,500
Host Mar Travel Plaza sr nts 9.50% 5/15/05 .    300,000          314,250
KSL Recreation sr sub nts 10.25% 5/1/07 ....    100,000          105,250
Riddell Sports sr nts 10.50% 7/15/07 .......     25,000           25,625
Station Casinos sr sub nts 9.75% 4/15/07 ...    575,000          570,688

Delchester Series
Statement of Net Assets (Continued)

                                               Principal         Market
                                                Amount            Value
CORPORATE BONDS (Continued)
Leisure, Lodging & Entertainment (Continued)
Sun International Hotels
 sr sub nts 9.00% 3/15/07...................  $ 500,000       $  510,000
Trump-Atlantic City 1st mtg nts 11.25% 5/1/06   800,000          784,000
                                                              ----------
                                                               7,184,751
                                                              ----------
Metals & Mining-4.27%
AK Steel sr nts 10.75% 4/1/04 ..............    750,000          810,000
Commonwealth Aluminum
 sr sub nts 10.75% 10/1/06..................    300,000          317,250
G.S.Technologies sr nts 12.00% 9/1/04 ......    550,000          594,688
G.S.Technologies sr nts 12.25% 10/1/05 .....    525,000          579,469
Weirton Steel sr nts 11.375% 7/1/04 ........    400,000          428,000
Westmin Resources sr nts 11.00% 3/15/07 ....    650,000          676,000
                                                              ----------
                                                               3,405,407
                                                              ----------
Packaging & Containers-2.91%
Gaylord Container sr nts 9.75% 6/15/07 .....    500,000          500,000
Plastic Containers sr nts 10.00% 12/15/06 ..    500,000          520,000
Stone Container sr nts 11.875% 8/1/16 ......    575,000          619,563
Stone Container sr sub units 12.25% 4/1/02 .    300,000          308,250
U.S. Can sr nts 10.125% 10/15/06 ...........    350,000          373,625
                                                              ----------
                                                               2,321,438
                                                              ----------
Paper & Forest Products-6.40%
Drypers sr nts 10.25% 6/15/07 ..............    325,000          324,188
Fibermark sr nts 9.375% 10/15/06 ...........    400,000          399,500
Four M sr nts 12.00% 6/1/06.................  1,000,000        1,040,000
MAXXAM Group sr sec nts 11.25% 8/1/03 ......    950,000          986,813
MAXXAM Group sr sec nts 12.00% 8/1/03 ......    600,000          619,500
Pacific Lumber sr nts 10.50% 3/1/03 ........    700,000          725,375
Repap Wisconsin sr nts 9.875% 5/1/06 .......  1,000,000        1,010,000
                                                              ----------
                                                               5,105,376
                                                              ----------
Retail-1.72%
Central Tractor sr nts 10.625% 4/1/07 ......    290,000          301,600
Fleming sr nts 10.625%12/15/01 .............    750,000          791,250
Leslie's Poolmart sr nts 10.375% 7/15/04 ...    175,000          180,469
Shoppers Food sr nts 9.75% 6/15/04 .........    100,000          100,250
                                                              ----------
                                                               1,373,569
                                                              ----------

                                               Principal         Market
                                                Amount            Value
CORPORATE BONDS (Continued)
Telecommunications-8.71%
Arch Communications Group
 sr disc nts 0.00%/10.75% 3/15/08 .......... $1,000,000       $  527,500
Century Communications sr nts 9.75% 2/15/02     500,000          522,500
Echostar sr sec nts 12.50% 7/1/02 ..........    500,000          498,750
Galaxy Telecommunication L.P.
 sr sub nts 12.375% 10/1/05.................    500,000          533,750
JACOR Communications
 unsec sr sub nts 9.75% 12/15/06 ...........    500,000          528,750
McCaw International units 0.00%/13.00% 4/15/07  300,000          150,000
Metrocall unsec sr sub nts 10.375% 10/1/07 .    500,000          460,000
Paging Network sr sub nts 10.125% 8/1/07 ...    450,000          438,750
Rogers Cantel Mobile Communications
 sr sub nts 11.125% 7/15/02.................  1,200,000        1,249,500
TELEX Communications
 sr sub nts 10.50% 5/1/07...................  1,000,000        1,045,000
Teleport Communications sr nts 9.875% 7/1/06    250,000          266,250
Teleport Communications
 sr disc nts  0.00%/7.25% 7/1/07 ...........  1,000,000          723,750
                                                              ----------
                                                               6,944,500
                                                              ----------
Textiles, Apparel & Furniture-1.27%
Anvil Knitwear sr nts 10.875% 3/15/07 ......  1,000,000        1,010,000
                                                              ----------
                                                               1,010,000
                                                              ----------
Transportation & Shipping-2.19%
Ameriking sr nts 10.75% 12/1/06 ............    450,000          473,063
Blue Bird Body sr nts 10.75% 11/15/06 ......    600,000          642,000
Chemical Leaman sr nts 10.375% 6/15/05 .....    325,000          332,313
Eletson Holdings
 1st pfd mtg nts 9.25% 11/15/03 ............    100,000          101,500
Equimar Shipholdings
 1st priority ship mtg nts 9.875% 7/1/07 ...    200,000          199,750
                                                              ----------
                                                               1,748,626
                                                              ----------
Miscellaneous-2.64%
Coinmach sr nts 11.75% 11/15/05 ............    500,000          554,375
DiGiorgio sr nts 10.00% 6/15/07 ............    350,000          344,313
Dyncorp sr sub nts 9.50% 3/1/07 ............    315,000          318,938
Kindercare Learning Centers
 sr sub nts 9.50% 2/15/09...................    325,000          320,125
Rayovac sr sub nts 10.25% 11/1/06 ..........    335,000          352,588
Therma-Wave sr nts 10.625% 5/15/04 .........    200,000          213,500
                                                              ----------
                                                               2,103,839
                                                              ----------
Total Corporate Bonds (cost $69,018,481) ...                  71,337,236
                                                              ----------

Delchester Series
Statement of Net Assets (Continued)

                                                 Number          Market
                                                of Shares        Value
COMMON STOCK-0.01%
Terex Corporation appreciation rights ......        800       $    9,600
                                                              ----------
Total Common Stock (cost $2,000) ...........                       9,600
                                                              ----------

PREFERRED STOCK-2.17%
El Paso Electric pik........................      5,909          664,761
Pegasus Communication unit 12.75% 1/1/02 ...      5,000          490,000
Silgan Holdings pik 13.25% 7/15/06 .........        532          571,900
                                                              ----------
Total Preferred Stock (cost $1,624,704) ....                   1,726,661
                                                              ----------

CONVERTIBLE PREFERRED STOCK-0.31%
Pantry Pride $14.875 cv pfd.................      2,500          250,000
                                                              ----------
Total Convertible Preferred Stock
 (cost $262,500)............................                     250,000
                                                              ----------

WARRANTS-0.03%
NS Group warrants...........................        400           20,000
                                                              ----------
Total Warrants (cost $652)...                                     20,000
                                                              ----------

                                               Principal        Market
                                                 Amount          Value
REPURCHASE AGREEMENTS-5.64%
With Chase Manhattan 5.80% 7/1/97 (dated
 6/30/97, collateralized by $1,584,000
 U.S. Treasury Notes 5.375% due 11/30/97,
 market value $1,588,931)................... $1,557,000      $ 1,557,000
With J.P. Morgan Securities 5.95% 7/1/97
 (dated 6/30/97, collateralized by
 $1,500,000 U.S. Treasury Notes 5.125%
 due 4/30/98, market value $1,505,226).....   1,472,000        1,472,000
With PaineWebber 5.80% 7/1/97 (dated
 6/30/97, collateralized by $932,000
 U.S. Treasury Notes 7.25% due 2/15/98,
 market value $965,291 and $505,000
 U. S. Treasury Notes 9.125% due 5/15/99,
 market value $536,993).....................  1,472,000        1,472,000
                                                              ----------
Total Repurchase Agreements
  (cost $4,501,000).........................                   4,501,000
                                                              ----------

TOTAL MARKET VALUE OF SECURITIES-97.61%
 (cost $75,409,337)........................................   77,844,497
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.39%......    1,903,292
                                                             -----------
NET ASSETS APPLICABLE TO 8,581,023 SHARES ($.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $9.29 PER SHARE-100.00%........  $79,747,789
                                                             ===========

COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares authorized
 to the Fund with 50,000,000 shares allocated to the Series $79,167,239 Accumulated undistributed:
  Net investment income....................................       69,701
  Net realized loss on investments.........................   (1,924,311)
  Net unrealized appreciation of investments...............    2,435,160
                                                             -----------
Total net assets...........................................  $79,747,789
                                                             ===========
-----------------
Summary of Abbreviations:
cv-convertible               mtg-mortgage        sec-secured
co gtd-company guaranteed    nts-notes           sr-senior
debs-debentures              pfd-preferred       sub-subordinated
disc-discount                pik-pay-in-kind     unsec-unsecured
                             See accompanying notes

Delaware Group Premium Fund, Inc.-Capital Reserves Series
Statement of Net Assets
June 30, 1997
(Unaudited)
                                              Principal          Market
                                                Amount            Value
ASSET BACKED SECURITIES-11.95%
Advanta
 Series 93-1A2 5.95% 5/25/09 ............... $   45,873       $   44,422
American Finance Home Equity
 Series 94-2A 2A1 6.95% 6/25/24 ............    212,403          212,787
 Series 91-1A 8.00% 7/25/06 ................     32,975           33,464
Case Equipment Loan Trust
 Series 95-B A3 6.15% 9/15/02 ..............    472,121          472,636
 Furst Series 96-2A2 6.46% 9/24/11 .........    615,000          609,619
IMC Home Equity Loan Trust
 Series 95-3 A2 6.50% 11/25/10 .............    270,000          269,326
MetLife Capital Equipment Loan Trust
 Series 97-A A 6.85% 5/20/08 ...............    410,000          413,716
NationsCredit Grantor Trust
 Series 96-1A 5.85% 9/15/11 ................    234,897          230,587
The Money Store Home Equity Trust
 Series 97-A A9 7.235% 4/15/27 .............    385,000          390,173
UCFC Home Equity Loan
 Series 96-B A3 7.30% 4/15/14 ..............    625,000          633,086
                                                               ---------
Total Asset-Backed Securities
 (cost $3,300,032 ) ........................                   3,309,816
                                                               ---------

COLLATERALIZED MORTGAGE
 OBLIGATIONS-31.12%
Asset Securitization Corporation
 Series 96-D2 A1 6.92% 2/14/29 .............    635,443          634,351
 Series 96-D3 A1B 7.21% 10/13/26 ...........    400,000          406,500
 Series 97-D4 A1A 7.35% 4/14/29 ............    779,251          796,419
 Conti Series 96-MCI D 7.80% 4/15/06 .......    360,000          367,470
Merrill Lynch Mortgage Investors
 Series 97-C1 A1 6.95% 6/18/29 .............    260,000          260,528

                                              Principal          Market
                                                Amount            Value
COLLATERALIZED MORTGAGE
 OBLIGATIONS (Continued)
Morgan Stanley Capital Trust
 Series 97-C1 A1B 7.46% 2/15/20 ............   $320,000       $  328,400
Mortgage Capital Funding
 Series 96-MC2 A1 6.758% 12/21/26 ..........    387,577          385,336
 Series 96-MC2 C 7.224% 9/20/06.............    275,000          274,828
Nomura Asset Securities
 Series 96-MD5 A3 7.918% 4/13/36 ...........    460,000          475,956
 Series 95-MD3 A1A 8.17% 3/4/20.............    474,804          493,574
Prudential Home Mortgage
 Series 93-61 A3 6.50% 12/25/08 ............    465,000          460,586
Residential Accredit Loans
 Series 96-QS2 A3 7.05% 3/25/19 ............    680,000          681,381
 Series 96-QS3 AI3 7.29% 6/25/26 ...........    225,000          226,477
 Series 95-QS1 A3 7.30% 6/25/21 ............    220,000          221,238
 Series 96-QS2 A6 7.45% 4/25/23 ............    540,000          539,156
 Series 97-QS6 A5 7.50% 6/25/12 ............    550,000          562,719
 Series 96-A4 A5 7.50% 4/25/27 .............    540,000          544,219
Resolution Trust Corporation
 Series 95-C1 A2B 6.75% 2/25/27 ............    400,000          397,250
Residential Funding Mortgage
 Series 96-S9 7.25% 4/25/26 ................    364,518          362,087
Travelers Mortgage Securities
 Series 1 Z2 12.00% 3/14/14 ................    175,066          199,575
                                                               ---------
Total Collateralized Mortgage Obligations
 (cost $8,554,832)..........................                   8,618,050
                                                               ---------

Capital Reserves Series
Statement of Net Assets (Continued)
                                              Principal         Market
                                                Amount           Value
CORPORATE BONDS-21.22%
AT&T Capital 6.83% 1/30/01..................   $545,000      $   544,319
Barrick Gold 7.50% 5/1/07...................    475,000          485,688
Continental Airlines 7.206% 12/30/05 .......    395,000          394,013
Credit Foncier de France 8.00% 1/14/02 .....    340,000          353,175
Federal Express 7.65% 1/15/14 ..............    440,000          446,600
Firstar Capital Trust I 8.32% 12/15/26 .....    315,000          320,513
Ford Motor Credit 7.00% 9/25/01 ............    850,000          858,500
Great Western Financial Trust II
 8.206% 2/1/27..............................    500,000          496,875
Lehman Brothers Holdings 6.84% 9/25/98 .....    485,000          488,720
Norfolk Southern 6.70% 5/1/00 ..............    450,000          451,688
Pep Boys 7.00% 6/1/05.......................    100,000           98,875
Summit Bank 6.75% 6/15/03...................    430,000          425,163
U.S. West Capital Funding 6.20% 11/30/00 ...    520,000          512,200
                                                               ---------
Total Corporate Bonds (cost $5,822,220)                        5,876,329
                                                               ---------

MORTGAGE BACKED SECURITIES-21.53%
Federal Home Loan Mortgage Corporation
 5.75% 11/15/17.............................    500,000          492,062
Federal Home Loan Mortgage Corporation
 7.00% 10/1/97 to 7/1/11....................    559,244          560,932
Federal Home Loan Mortgage Corporation
 7.50% 5/1/09...............................    103,789          105,346
Federal Home Loan Mortgage Corporation
 8.50% 9/1/08 to 6/14/14....................    267,875          279,262
Federal National Mortgage Association
 5.75% 4/25/18..............................    300,000          294,967
Federal National Mortgage Association
 7.50% 2/1/27...............................    447,977          447,176
Federal National Mortgage Association
 8.00% 1/1/10 to 9/1/16.....................    695,284          717,064
Federal National Mortgage Association
 9.00% 10/1/06..............................    285,850          299,249

                                              Principal         Market
                                                Amount           Value
MORTGAGE BACKED SECURITIES (Continued)
Federal National Mortgage Association
 9.50% 11/1/21 to 5/1/22.................... $  521,742       $  562,340
Government National Mortgage Association
 9.00% 6/15/21..............................    540,217          577,695
Government National Mortgage Association
 10.00% 2/15/10 to 7/15/20 .................    332,071          368,129
Government National Mortgage Association
 10.50% 11/15/19............................    187,548          206,772
Government National Mortgage Association
 12.00% 11/15/11............................     57,556           65,739
Government National Mortgage Association II
 9.00% 11/15/21.............................    701,926          751,500
Government National Mortgage Association II
 11.00% 12/15/09............................     23,268           26,082
Government National Mortgage Association II
 12.00% 6/20/14 to 2/20/16 .................    183,484          208,158
                                                               ---------
Total Mortgage-Backed Securities
 (cost $5,903,652)..........................                   5,962,473
                                                               ---------

MUNICIPAL BONDS-3.32%
New York State Dorm Authority Revenue
 (Taxable Pension Obligations)
 6.23% 10/1/98..............................    530,000          530,000
Philadelphia PA Industrial Development
 Authority Revenue 6.488% 6/15/04 ..........    390,000          390,000
                                                               ---------
Total Municipal Bonds (cost $920,000).......                     920,000
                                                               ---------

U.S. TREASURY OBLIGATIONS-9.83%
 U.S. Treasury Notes 5.875% 4/30/98 ........  2,180,000        2,182,638
 U.S. Treasury Notes 5.875% 3/31/99 ........    385,000          384,104
 U.S. Treasury Notes 6.00% 9/30/98 .........    155,000          155,201
                                                               ---------
Total U.S. Treasury Obligations
 (cost $2,717,535)..........................                   2,721,943
                                                               ---------

Capital Reserves Series
Statement of Net Assets (Continued)

                                              Principal         Market
                                                Amount           Value
REPURCHASE AGREEMENTS-4.49%
With Chase Manhattan 5.80% 7/01/97 (dated
 6/30/97, collateralized by $435,000
 U.S. Treasury Notes 5.375% due 11/30/97,
 market value $439,154).....................   $430,000         $430,000
With J.P. Morgan Securities 5.80% 7/01/97
 (dated 6/30/97, collateralized by $407,000
 U.S. Treasury Notes 5.125% due 4/30/98,
 market value $416,019).....................    407,000          407,000
With PaineWebber  5.80% 7/01/97 (dated
 6/30/97,  collateralized by $258,000
 U.S. Treasury  Notes 7.25% due 2/15/98,
 market value  $266,790,  and $139,000
 U.S. Treasury Notes 9.125% due 5/15/99,
 market value $148,416).....................   $407,000      $   407,000
                                                               ---------
Total Repurchase Agreements
 (cost $1,244,000)..........................                   1,244,000
                                                               ---------

TOTAL MARKET VALUE OF SECURITIES (cost $28,462,271)-103.46%   28,652,611
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(3.46%).....    (958,898)
                                                             -----------
NET ASSETS APPLICABLE TO 2,866,497 SHARES
 ($.01 PAR VALUE) OUTSTANDING; EQUIVALENT TO $9.66
 PER SHARE-100.00%.......................................... $27,693,713
                                                             ===========

COMPONENTS ON NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares authorized
 to the Fund with 50,000,000 shares allocated to the Series $29,189,320 Accumulated undistributed:
  Net realized loss on investments .........................  (1,685,947)
  Net unrealized appreciation of investments ...............     190,340
                                                             -----------
Total net assets............................................ $27,693,713
                                                             ===========


                   See accompanying notes

Delaware Premium Fund, Inc.-Cash Reserves Series (Formerly Money Market
Series)
Statement of Net Assets
June 30, 1997
(Unaudited)
                                              Principal         Market
                                                Amount           Value
COMMERCIAL PAPER-54.22%
Financial Services -25.99%
Abbey National N.A. 5.64% 10/1/97 .......... $1,500,000      $ 1,478,380
Ciesco L.P. 5.55% 8/22/97...................  1,000,000          991,983
Commonwealth Bank of Australia
 5.56% 9/23/97..............................  1,000,000          987,027
Den Danske 5.63% 8/6/97.....................  1,500,000        1,491,555
International Nederlanden U.S. Insured
 Holdings 5.61% 10/1/97.....................  1,000,000          985,663
Safeco Credit 5.60% 7/9/97..................    500,000          499,378
Unilever Capital 5.53% 7/14/97 .............  1,500,000        1,497,005
                                                             -----------
Total Financial Services....................                   7,930,991
                                                             -----------

Industrial-15.23%
duPont (E.I.)deNemours 5.54% 12/2/97 .......    500,000          488,151
duPont (E.I.)deNemours 5.58% 7/8/97 ........  1,670,000        1,668,188
Kellogg  5.50% 8/1/97.......................  1,000,000          995,264
Zeneca Wilmington 5.64% 7/22/97 ............  1,500,000        1,495,065
                                                             -----------
Total Industrial............................                   4,646,668
                                                             -----------

Mortgage Bankers and Brokers-13.00%
Bear Stearns 5.58% 9/22/97..................  1,000,000          987,135
CS First Boston 5.62% 8/5/97................  1,500,000        1,491,804
Goldman Sachs Group L.P. 5.57% 8/4/97 ......    500,000          497,370
Goldman Sachs Group L.P. 5.60% 9/3/97 ......  1,000,000          990,044
                                                             -----------
Total Mortgage Bankers and Brokers                             3,966,353
                                                             -----------
Total Commercial Paper......................                  16,544,012
                                                             -----------

                                              Principal         Market
                                                Amount           Value
FLOATING RATE NOTES*-17.20%
Bank One Columbus 5.69% 9/24/97 ............ $1,000,000       $  999,842
Federal Farm Credit Bank Floating Rate
 Medium Term Note  5.55% 2/20/98 ...........  1,000,000          999,625
Merrill Lynch 5.66% 4/6/98..................  1,500,000        1,500,000
Student Loan Marketing Association Floating
 Rate Medium Term Note 5.25% 10/3/97 .......  1,250,000        1,249,813
Student Loan Marketing Association
  5.32% 8/4/97..............................    500,000          499,814
                                                             -----------
Total Floating Rate Notes ..................                   5,249,094
                                                             -----------

YANKEE CERTIFICATES OF DEPOSIT-4.92%
ABN-AMRO Finance-Chicago
 6.03% 6/11/98..............................    500,000          500,041
West Deutsche L.B. Giro 5.54% 7/28/97 ......  1,000,000        1,000,000
                                                             -----------
Total Yankee Certificates of Deposit .......                   1,500,041
                                                             -----------

MISCELLANEOUS INVESTMENTS-9.02%
Bank of America NTSA-Bank Notes
 5.52% 11/21/97.............................    500,000          499,886
Eli Lilly 6.13% 11/6/97.....................  1,750,000        1,751,211
Northern Trust Bank Notes 5.96% 6/17/98 ....    500,000          499,816
                                                             -----------
Total Miscellaneous Investments ............                   2,750,913
                                                             -----------

Cash Reserves Series
Statement of Net Assets (Continued)
                                              Principal         Market
                                                Amount           Value
REPURCHASE AGREEMENTS-16.99%
With Chase Manhattan 5.80% 7/1/97 (dated
 6/30/97, collateralized by $1,824,000
 U.S. Treasury Notes 5.375% due
 11/30/97, market value $1,830,395) ........  $1,793,000     $ 1,793,000
With J.P. Morgan Securities 5.95% 7/1/97
 (dated 6/30/97, collateralized by $1,728,000
 U.S. Treasury Notes 5.125% due 4/30/98,
 market value $1,733,969)...................   1,696,000       1,696,000

                                              Principal         Market
                                                Amount           Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 5.80% 7/1/97 (dated
 6/30/97, collateralized by $1,073,000
 U.S. Treasury Notes 7.25% due 2/15/98,
 market value $1,111,983 and $581,000
 U.S. Treasury Notes 9.125% due 5/15/99,
 market value  $618,597)....................  $1,696,000     $ 1,696,000
                                                             -----------
Total Repurchase Agreements.................                   5,185,000
                                                             -----------

TOTAL MARKET VALUE OF SECURITIES-102.35% (cost $31,229,060)**  31,229,060
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.35%).....     (715,689)
                                                             -----------
NET ASSETS APPLICABLE TO 3,051,337 SHARES
 ($.01 PAR VALUE) OUTSTANDING; EQUIVALENT TO $10.00
 PER SHARE-100.00%.......................................... $30,513,371
                                                             ===========
----------
 *Floating Rate Notes - The interest rate shown is the rate as of June 30, 1997 and the maturity shown is the longer of th enext interest readjustment date or the date the principal amount shown can be recovered through demand.
**Also the cost for federal tax purposes.

                             See accompanying notes

Delaware Group Premium Fund, Inc.-DelCap Series (Formerly Growth Series) Statement of Net Assets
June 30, 1997
(Unaudited)

                                                              Number     Market
                                                            of Shares     Value
 COMMON STOCK-90.01%
 Banking, Finance & Insurance-5.20%
 AMBAC................................................        7,200  $   549,900
 Blanch(E.W.)Holdings.................................       39,800    1,062,163
 CMAC Investment......................................       41,200    1,967,300
*FIRSTPLUS Financial Group............................       31,600    1,074,400
 Signet Banking.......................................       11,000      396,000
                                                                     -----------
                                                                       5,049,763
                                                                     -----------
 Computers & Technology-25.09%
*Acxiom...............................................       56,300    1,157,669
 Adobe Systems........................................       42,300    1,484,466
*Affiliated Computer Services Class A.................       66,300    1,856,400
*BA Merchant Services Class A.........................       20,500      390,781
*BISYS Group..........................................       62,400    2,618,850
*BMC Software.........................................       39,200    2,173,150
*Bay Networks.........................................        8,500      225,781
*Cascade Communications...............................       36,400    1,004,412
 Cognizant ...........................................       23,100      935,550
*Compuware............................................       41,300    1,977,230
*DST Systems..........................................       10,000      333,125
 Dallas Semiconductor.................................       19,200      753,600
 First Data...........................................       49,046    2,154,959
*Gateway 2000.........................................       12,400      402,225
*Intuit...............................................       13,000      297,781
*LSI Logic............................................       33,500    1,072,000
 Linear Technology....................................       11,800      609,544
*Netscape Communications..............................        8,800      281,875
*Pure Atria...........................................       63,700      903,744
*Rational Software....................................       45,300      760,191
*Sterling Commerce....................................       36,019    1,184,111
*StorMedia Class A....................................       90,950      653,703
*Xilinx...............................................       22,800    1,117,912
                                                                     -----------
                                                                      24,349,059
                                                                     -----------

                                                              Number     Market
                                                            of Shares     Value
 COMMON STOCK (Continued)
 Energy-7.03%
*AES..................................................        37,597 $ 2,659,988
*Calenergy............................................        51,400   1,953,200
*Global Industries Limited............................        34,600     806,613
*Newpark Resources ...................................        30,100   1,015,875
*Weatherford Enterra..................................         9,900     381,150
                                                                     -----------
                                                                       6,816,826
                                                                     -----------
 Environmental Services-4.91%
*Philip Services......................................       155,700   2,471,738
*USA Waste Services...................................        26,100   1,008,113
*United Waste Systems.................................        31,300   1,281,344
                                                                      ----------
                                                                       4,761,195
                                                                      ----------
 Food, Beverage & Tobacco-3.06%
*Foodmaker............................................       107,300   1,757,038
*General Cigar Holdings...............................        39,300   1,156,894
*Swisher International Group Class A..................         3,200      55,200
                                                                      ----------
                                                                       2,969,132
                                                                      ----------
 Healthcare & Pharmaceuticals-17.24%
*Dura Pharmaceuticals ................................        55,700   2,217,556
*Genesis Health Ventures..............................        24,500     826,875
*Health Management Associates Class A.................        75,645   2,155,883
*Healthsouth..........................................        48,500   1,209,469
*Incyte Pharmaceuticals...............................         7,600     500,650
*Interim Services.....................................        24,000   1,068,000
*Interneuron Pharmaceutical...........................         1,800      36,338
*MedPartners..........................................        83,800   1,812,175
*Orthodontic Centers of America.......................        87,700   1,597,784
*Phycor...............................................        68,600   2,360,269
*Quorum Health Group..................................        28,500   1,015,313
 Teva Pharmaceutical ADR..............................        10,200     661,088
*Vencor...............................................        29,200   1,262,900
                                                                      ----------
                                                                      16,724,300
                                                                      ----------
-----------------------
Top 10 stock holdings, representing 23.6% of net assets, are in bold.

DelCap Series
Statement of Assets (Continued)

                                                           Number      Market
                                                          of Shares     Value
 COMMON STOCK (Continued)
 Leisure, Lodging & Entertainment-4.88%
*HFS..................................................      31,300   $ 1,815,400
*Interstate Hotels....................................      21,600       635,850
 La Quinta Inns.......................................      28,200       616,875
*Mirage Resorts ......................................      28,700       724,675
*Prime Hospitality....................................      47,700       942,075
                                                                     -----------
                                                                       4,734,875
                                                                     -----------
 Retail-13.99%
*Bed Bath & Beyond....................................      53,700     1,632,816
*CompUSA..............................................      82,500     1,773,750
 Fastenal.............................................       7,800       381,225
*General Nutrition....................................      73,800     2,061,788
*Guitar Center........................................       9,200       155,825
*Hertz Class A........................................      32,200     1,159,200
*Kohl's ..............................................      26,600     1,408,138
*Officemax............................................      61,000       880,688
*Outback Steakhouse...................................      31,000       748,844
 St. John Knits ......................................      15,400       831,600
*Staples..............................................      67,400     1,562,837
*U.S. Rentals.........................................      14,100       356,025
*Value City Department Stores.........................      29,700       241,313
*Viking Office Products...............................      20,000       378,750
                                                                     -----------
                                                                      13,572,799
                                                                     -----------

                                                            Number       Market
                                                          of Shares      Value
 COMMON STOCK (Continued)
 Telecommunications-1.84%
*Clear Channel Communications.........................      19,300   $ 1,188,156
*Premiere Technologies................................      22,900       596,831
                                                                     -----------
                                                                       1,784,987
                                                                     -----------
 Textiles, Apparel & Furniture-1.87%
*Reebok International.................................      15,100       705,925
*Tommy Hilfiger.......................................      27,600     1,109,175
                                                                     -----------
                                                                       1,815,100
                                                                     -----------
 Transportation & Shipping-1.22%
 Illinois Central.....................................      33,950     1,186,128
                                                                     -----------
                                                                       1,186,128
                                                                     -----------
 Miscellaneous-3.68%
*CUC International....................................      77,813     2,008,535
 Loewen Group.........................................      27,600       959,100
*Personnel Group of America...........................      16,700       481,169
*SITEL................................................       5,700       117,563
                                                                     -----------
                                                                       3,566,367
                                                                     -----------
 Total Common Stock (cost  $71,805,482)...............                87,330,531
                                                                     -----------

DelCap Series
Statement of Net Assets (Continued)


                                                           Principal   Market
                                                            Amount     Value
REPURCHASE  AGREEMENTS-7.83%
With Chase  Manhattan 5.80% 7/1/97 (dated
 6/30/97, collaterized by $1,573,000
 U.S. Treasury Notes 5.375% due 11/30/97,
 market value $1,578,359 and $1,101,000
 U.S. Treasury Notes 5.375% due 11/30/97,
 market value $1,104,220)............................    $2,628,000 $ 2,628,000
With J.P. Morgan Securities 5.95% 7/1/97
 (dated 6/30/97, collaterized by $1,573,000
 U.S. Treasury Notes 5.125% due 4/30/98,
 market value $1,578,893 and $959,000
 U.S. Treasury Notes 5.125% due 4/30/98,
 market value $962,367)..............................     2,486,000   2,486,000



                                                           Principal   Market
                                                             Amount    Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 5.80% 7/1/97 (dated
 6/30/97, collaterized by $1,573,000
 U.S. Treasury Notes 7.25% due 2/15/98,
 market value $1,629,693 and $852,000
 U.S. Treasury Notes 9.125% due 5/15/99,
 market value $906,600)..............................   $2,485,000  $2,485,000
                                                                    ----------
Total Repurchase Agreements
 (cost $7,599,000)...................................                7,599,000
                                                                    ----------

TOTAL MARKET VALUE OF SECURITIES (cost $79,404,482)-97.84%.........  94,929,531

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.16%..............   2,099,541
                                                                    -----------
NET ASSETS APPLICABLE TO 6,087,190 SHARES ($0.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $15.94 PER SHARE-100%.................. $97,029,072
                                                                    ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common Stock, $0.01 par value
 750,000,000  shares  authorized to the Fund
 with 50,000,000 shares allocated to the
 Series ........................................................... $78,387,198
Accumulated undistributed:
 Net investment loss...............................................     (59,205)
 Net realized gain on investments .................................   3,176,030
 Net unrealized appreciation
  on investments ..................................................  15,525,049
                                                                    -----------
Total net assets .................................................. $97,029,072
                                                                    ===========

----------------------
*Non-income producing security for the period ended June 30, 1997.

ADR-American Depository Receipt

                             See accompanying notes

Delaware Group Premium Fund, Inc.-Delaware Fund Series (Formerly Multiple Strategy Series)
Statement of Net Assets
June 30, 1997
(Unaudited)
                                                            Number      Market
                                                          of Shares      Value
COMMON STOCK-61.14%
Aerospace & Defense-2.49%
GenCorp.............................................        54,100    $1,251,063
Lockheed Martin.....................................        11,500     1,190,969
                                                                     -----------
                                                                       2,442,032
                                                                     -----------
Automobiles & Automotive Parts-1.86%
Danaher.............................................        36,000     1,829,250
                                                                     -----------
                                                                       1,829,250
                                                                     -----------
Banking, Finance & Insurance-7.83%
American International Group........................         9,000     1,344,375
BB&T................................................        13,400       603,000
Chubb...............................................        16,700     1,116,813
Federal National Mortgage...........................        29,100     1,269,488
Nationwide Financial Services Class A...............        30,400       807,500
Penncorp Financial Group............................        15,200       585,200
State Street Bank...................................        19,300       892,625
UNUM................................................        25,400     1,066,800
                                                                     -----------
                                                                       7,685,801
                                                                     -----------
Buildings & Materials-2.00%
Chicago Bridge and Iron.............................        21,300       471,263
Foster Wheeler......................................        37,000     1,498,500
                                                                     -----------
                                                                       1,969,763
                                                                     -----------
Cable, Media & Publishing-1.85%
Banta...............................................        27,950       761,638
Reynolds & Reynolds Class A.........................        66,900     1,053,675
                                                                     -----------
                                                                       1,815,313
                                                                     -----------
Computers & Technology-3.49%
Hewlett-Packard.....................................        22,900     1,282,400
Wallace Computer Services...........................        71,300     2,143,456
                                                                     -----------
                                                                       3,425,856
                                                                     -----------
Consumer Products-2.49%
General Electric....................................        12,000       784,500
Masco...............................................        39,700     1,657,475
                                                                     -----------
                                                                       2,441,975
                                                                     -----------
Electronics & Electrical Equipment-2.54%
Intel...............................................         3,300       467,259
Motorola............................................        15,400     1,170,400
Teleflex............................................        27,400       856,250
                                                                      ----------
                                                                       2,493,909
                                                                      ----------

                                                             Number       Market
                                                           of Shares      Value
COMMON STOCK (Continued)
Energy-2.57%
Compagnie Francaise de Petroleum Total..............        12,958    $  657,619
Kerr-McGee..........................................        19,900     1,261,163
Royal Dutch Petroleum...............................        11,200       609,000
                                                                      ----------
                                                                       2,527,782
                                                                      ----------
Food, Beverage & Tobacco-6.08%
ConAgra.............................................        46,900     3,007,463
Philip Morris.......................................        51,000     2,263,125
Universal Foods.....................................        18,300       697,688
                                                                      ----------
                                                                       5,968,276
                                                                      ----------
Healthcare & Pharmaceuticals-8.81%
Baxter International................................        13,000       679,250
Columbia/HCA Healthcare.............................        50,400     1,981,350
Hillenbrand Industries..............................        18,600       883,500
Johnson & Johnson...................................        19,900     1,281,063
Schering-Plough.....................................        51,200     2,451,200
SmithKline Beecham..................................        15,000     1,374,375
                                                                     -----------
                                                                       8,650,738
                                                                     -----------
Real Estate-3.41%
Colonial Properties Trust...........................         9,000       264,375
D.R. Horton.........................................        61,300       635,988
Developers Diversified Realty.......................        13,800       552,000
Health Care Property Investors......................        13,700       482,925
Kilroy Realty.......................................        20,300       512,575
Nationwide Health Properties........................        22,600       497,200
Sun Communities.....................................        12,000       402,750
                                                                      ----------
                                                                       3,347,813
                                                                      ----------
Retail-3.02%
May Department Stores...............................        15,900       751,275
Rite Aid............................................        38,700     1,930,163
Storage Trust Realty................................         3,900       103,350
Storage USA.........................................         4,800       183,600
                                                                      ----------
                                                                       2,968,388
                                                                      ----------
Telecommunications-1.37%
ALLTEL..............................................        40,400     1,350,875
                                                                      ----------
                                                                       1,350,875
                                                                      ----------
---------------------
Top 10 stock holdings, representing 22.6% of net assets, are in bold.

Delaware Fund Series
Statement of Net Assets (Continued)


                                                            Number      Market
                                                          of Shares     Value
COMMON STOCK (Continued)
Textiles, Apparel & Furniture-2.94%
HON Industries......................................        29,800   $ 1,319,581
Miller (Herman).....................................        22,800       817,950
Valspar.............................................        25,300       749,513
                                                                     -----------
                                                                       2,887,044
                                                                     -----------
Utilities-2.11%
CMS Energy..........................................        32,000     1,128,000
Edison International................................        16,000       398,000
Illinova............................................        24,900       547,800
                                                                     -----------
                                                                       2,073,800
                                                                     -----------
Miscellaneous-6.28%
Ecolab..............................................        45,100     2,153,525
Pentair.............................................        21,900       719,963
Tompkins ADR........................................        28,000       500,500
TYCO International..................................        40,100     2,789,456
                                                                     -----------
                                                                       6,163,444
                                                                     -----------
Total Common Stock (cost $45,822,720)...............                  60,042,059
                                                                     -----------
CONVERTIBLE PREFERRED STOCK-0.24%
Metals & Mining-0.24%
Freeport-McMoRan Copper & Gold 5.00% pfd cv.........         8,700       238,148
                                                                     -----------
Total Convertible Preferred Stock
  (cost $201,026)...................................                     238,148
                                                                     -----------


                                                          Principal
                                                           Amount
ASSET-BACKED SECURITIES-3.30%
ADVANTA Series 93-1A2 5.95% 5/25/09.................      $ 61,164        59,229
American Finance Home Equity
  Series 94-2 A1 6.95% 6/25/24......................        60,114        60,223
  Series 92-5 A 7.20% 2/15/08.......................        99,781       100,204
  Series 91-1 A 8.00% 7/25/06.......................        11,679        11,852
Case Equipment Loan Trust
  Series 95-B A3 6.15% 9/15/02......................       429,201       429,669
FURST Series 96-2 A2 6.46% 9/25/11..................       555,000       550,144
IMC Home Equity Loan Trust
  Series 95-3 A2 6.50% 11/25/10.....................       225,000       224,439
MetLife Capital Equipment Loan Trust
  Series 97-A A 6.85% 5/20/08.......................       420,000       423,806
NationsCredit Grantor Trust
  Series 96-1A 5.85% 9/15/11........................       172,718       169,550

                                                          Principal       Market
                                                            Amount         Value
REPURCHASE AGREEMENTS (Continued)
Neiman Marcus Group
  Series 95-1A 7.60% 6/15/03........................      $400,000    $  411,814
The Money Store Home Equity Trust
  Series 97-A A9 7.235% 5/15/28.....................       330,000       334,434
UCFC Home Equity Loan
  Series 96-B A3 7.30% 4/15/14......................       460,000       465,951
                                                                      ----------
Total Asset-Backed Securities
  (cost $3,234,788).................................                   3,241,315
                                                                      ----------
COLLATERALIZED MORTGAGE
 OBLIGATIONS-8.50%
Asset Securization Corporation
  Series  96-D2  A1  6.92%  2/14/29.................       371,490       370,851
  Series  96-D3  A1B  7.21% 10/13/26................       360,000       365,850
  Series 97-D4 A1A 7.35% 4/14/29....................       647,753       662,023
  Series 97-MD7 A3 7.843% 1/13/30...................       400,000       413,313
Chase Commercial Mortgage Securities
  Series 96-2 C 6.90% 11/19/06......................       250,000       244,453
Conti Series 96-MCI D 7.80% 4/15/06.................       300,000       306,225
Merrill Lynch Mortgage Investors
  Series 97-C1 A1 6.95% 6/18/29.....................       225,000       225,457
Morgan Stanley Capital Trust
  Series 97-C1 A1A 6.85% 2/15/20....................       340,329       342,031
  Series 97-C1 A1B 7.46% 2/15/20....................       275,000       282,219
Mortgage Capital Funding
  Series 96-MC2 A1 6.758% 12/21/26..................       338,516       336,559
  Series 96-MC2 C 7.224% 9/20/06....................       245,000       244,847
Nomura Asset Securities
  Series 96-MD5 A3 7.918% 4/13/36...................       340,000       351,794
  Series 95-MD3 A1A 8.17% 3/4/20....................       339,146       352,553
Norwest Asset Securities
  Series 97-1 A8 7.25% 2/25/12......................       442,991       445,119
Prudential Home Mortgage
  Series 93-61 A3 6.50% 12/25/08....................       440,000       435,823
Residential Accredit Loans
  Series 97-QS1 A5 6.75% 2/25/27....................       400,000       397,250
  Series 96-QS2 A3 7.05% 3/25/19....................       400,000       400,813
Series 96-QS3 AI3 7.29% 6/25/26.....................       200,000       201,313
  Series 95-QS1 A3 7.30% 6/25/21....................       180,000       181,013
  Series 96-QS2 A6 7.45% 4/25/23....................       445,000       444,305
  Series 97-QS6 A5 7.50% 6/25/12....................       370,000       378,556
  Series 97-QS3 A3 7.50% 4/25/27....................       445,000       448,477

Delaware Fund Series
Statement of Net Assets (Continued)


                                                          Principal       Market
                                                           Amount         Value
COLLATERALIZED MORTGAGE
  OBLIGATIONS (Continued)
Residential Funding Mortgage
  Series 96-S9 7.25% 4/25/26........................      $384,222    $  381,660
                                                                      ----------
Travelers Mortgage Securities
  Series 1 Z2 12.00% 3/1/14.........................       117,833       134,329
                                                                      ----------
Total Collateralized Mortgage Obligations
  (cost $8,290,728).................................                   8,346,833
                                                                      ----------
CORPORATE BONDS-7.21%
ABN-AMRO Bank NV 8.25% 8/1/09.......................        80,000        84,200
AT&T Capital 6.83% 1/30/01..........................       500,000       499,375
Barrick Gold 7.50% 5/1/07...........................       475,000       485,688
Chase Manhattan 6.25% 1/15/06.......................       385,000       363,825
Continental Airlines 7.206% 12/30/05................       295,000       294,263
Credit Foncier de France 8.00% 1/14/02..............       275,000       285,656
Federal Express 7.65% 1/15/14.......................       450,000       456,750
Firstar Capital Trust I 8.32% 12/15/26..............       260,000       264,550
Ford Motor Credit 7.00% 9/25/01.....................       800,000       808,000
Lehman Brothers Holdings 6.84% 9/25/98..............       300,000       302,301
MBNA America Bank, NA 6.00% 12/26/00................       450,000       439,313
Norfolk Southern 6.70% 5/1/00.......................       350,000       351,313
Pep Boys 7.00% 6/1/05...............................       395,000       390,556
Santander Financial Issuances 6.80% 7/15/05.........       175,000       171,719
Summit Bank 6.75% 6/15/03...........................       320,000       316,400
Travelers/Aetna Property & Casualty
  6.75% 4/15/01.....................................       775,000       775,969
U.S. Bancorp 8.125% 5/15/02.........................       430,000       452,575
U.S. West Capital
  Funding 6.20% 11/30/00............................       340,000       334,900
                                                                      ----------
Total Corporate Bonds (cost $7,040,266).............                   7,077,353
                                                                      ----------


                                                          Principal       Market
                                                            Amount         Value
MORTGAGE-BACKED SECURITIES-6.13%
Federal Home Loan Mortgage Corporation
  5.75% 11/15/17....................................    $  500,000    $  492,062
Federal Home Loan Mortgage Corporation
  7.00% 10/1/17.....................................        92,596        93,203
Federal Home Loan Mortgage Corporation
  7.50% 5/1/09......................................        59,308        60,198
Federal Home Loan Mortgage Corporation
  8.50% 9/1/08......................................        93,785        97,537
Federal Home Loan Mortgage Corporation-Gold
  6.00% 3/1/11......................................       242,282       234,181
Federal Home Loan Mortgage Corporation-Gold
  7.00% 7/1/11......................................        93,265        93,410
Federal Home Loan Mortgage Corporation-Gold
  8.50% 6/1/14......................................        73,453        76,758
Federal National Mortgage Association
  5.75% 4/25/18.....................................       300,000       294,967
Federal National Mortgage Association
  6.50% 2/1/26......................................       394,923       378,632
Federal National Mortgage Association
  7.50% 2/1/27......................................       742,971       745,293
Federal National Mortgage Association
  8.00% 1/1/10 to 9/1/16............................       414,178       427,255
Federal National Mortgage Association
  9.50% 6/1/19 to 5/1/22............................       468,398       505,167
Government National Mortgage Association
  7.00% 12/15/22....................................       578,718       571,846
Government National Mortgage Association
  8.50% 8/15/21 to 11/15/21.........................       629,962       661,519
Government National Mortgage Association
  9.00% 6/15/21 to 11/15/21.........................     1,119,598     1,197,633
Government National Mortgage Association
  10.00% 1/15/18....................................        79,206        87,374
                                                                      ----------
Total Mortgage-Backed Securities
  (cost $5,946,419).................................                   6,017,035
                                                                      ----------

Delaware Fund Series
Statement of Net Assets (Continued)


                                                          Principal       Market
                                                           Amount         Value
MUNICIPAL BONDS-0.41%
Philadelphia PA Industrial Development
  Authority Revenue 6.488% 6/15/04..................    $  400,000    $  400,000
                                                                      ----------
Total Municipal Bonds (cost $400,000)...............                     400,000
                                                                      ----------
U.S. TREASURY OBLIGATIONS-3.94%
U.S. Treasury Notes 5.75% 8/15/03...................       400,000       386,388
U.S. Treasury Notes 6.375% 8/15/02..................       700,000       700,084
U.S. Treasury Notes 6.50% 5/15/05...................       225,000       224,566
U.S. Treasury Bonds 6.625% 2/15/27..................       460,000       450,322
U.S. Treasury Bonds 7.50% 11/15/24..................     1,955,000     2,110,892
                                                                      ----------
Total U.S. Treasury Obligations
  (cost $3,787,573).................................                   3,872,252
                                                                      ----------

                                                          Principal       Market
                                                           Amount         Value
MASTER  REPURCHASE  AGREEMENTS-8.81%
With Chase  Manhattan 5.80% 7/01/97 (dated
  6/30/97, collateralized by $3,023,000
  U.S. Treasury Notes 5.375% due 11/30/97,
  market value $3,054,306)..........................    $2,992,000   $ 2,992,000
With J.P. Morgan Securities 5.80% 7/01/97
  (dated 6/30/97, collateralized by $2,883,000
  U.S. Treasury Notes 5.125% due 4/30/98,
  market value $2,893,404)..........................     2,830,000     2,830,000
With PaineWebber 5.80% 7/01/97 (dated
  6/30/97, collateralized by $1,791,000
  U.S. Treasury  Notes 7.25% due 2/15/98,
  market value  $1,855,521, and $970,000
  U.S. Treasury Notes 9.125% due 5/15/99,
  market value $1,032,228)..........................     2,830,000     2,830,000
                                                                     -----------
Total Repurchase Agreements
  (cost $8,652,000).................................                   8,652,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES (cost $83,375,520)-99.68%..........  97,886,995

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.32%...............     313,903
                                                                     -----------
NET ASSETS APPLICABLE TO 5,806,718 SHARES ($.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $16.91 PER SHARE-100.00%............... $98,200,898
                                                                     ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:

Common stock, $.01 par value, 750,000,000 shares authorized
  to the Fund with 50,000,000 shares allocated to the Series........ $78,005,879
Accumulated undistributed:
  Net investment income.............................................   1,085,290
  Net realized gain on investments..................................   4,598,254
  Net unrealized appreciation of investments........................  14,511,475
                                                                     -----------
Total net assets.................................................... $98,200,898
                                                                     ===========
-----------------------
ADR-American Depository Receipt

                             See accompanying notes

Delaware Group Premium Fund, Inc.-International Equity Series
Statement of Net Assets
June 30, 1997
(Unaudited)                                                              Market
                                                             Number       Value
                                                           of Shares    (U.S. $)
COMMON STOCK-94.68%
Australia-10.84%
Amcor...............................................        865,000  $ 5,736,023
CSR.................................................      1,224,966    4,735,365
Foster's Brewing Group..............................      1,797,051    3,331,253
National Australia Bank.............................        448,327    6,408,764
                                                                     -----------
                                                                      20,211,405
                                                                     -----------
Belgium-2.15%
Electrabel..........................................         18,700    4,006,419
                                                                     -----------
                                                                       4,006,419
                                                                     -----------
France-7.57%
Alcatel Alsthom.....................................         24,015    3,007,340
Campagnie de Saint Gobain...........................         28,408    4,142,320
Elf Aquitaine.......................................         47,259    5,097,954
Societe Television Francaise........................         21,000    1,875,861
                                                                     -----------
                                                                      14,123,475
                                                                     -----------
Germany-8.45%
Bayer...............................................        134,600    5,185,679
Continental.........................................        117,200    2,909,422
Rheinisch Westfaelisches Kalkwerke..................         78,000    3,353,877
Siemens.............................................         72,050    4,314,532
                                                                     -----------
                                                                      15,763,510
                                                                     -----------
Hong Kong-2.60%
Hong Kong Electric..................................        810,000    3,262,166
Wharf Holdings......................................        366,000    1,587,402
                                                                     -----------
                                                                       4,849,568
                                                                     -----------
Indonesia-1.77%
PT Bank Dagang Nasional.............................      3,974,250    2,819,769
PT Semen Gresik.....................................        210,000      470,744
                                                                     -----------
                                                                       3,290,513
                                                                     -----------
Japan-14.16%
Amano...............................................        185,000    2,099,062
Eisai Co............................................        197,000    3,731,094
Hitachi.............................................        398,000    4,446,346

-----------------------
Top 10 stock holdings, representing 27.7% of net assets, are in bold.

                                                                         Market
                                                             Number       Value
                                                           of Shares    (U.S. $)
COMMON STOCK(Continued)
Japan (Continued)
Kinki Coca-Cola Bottling............................        191,000  $ 2,617,238
Koito Manufacturing.................................        272,000    2,079,616
Matsushita Electric.................................        205,000    4,133,102
Nichido Fire & Marine...............................        483,000    3,524,225
West Japan Railway..................................            965    3,781,672
                                                                     -----------
                                                                      26,412,355
                                                                     -----------
Malaysia-1.97%
Oriental Holdings Berhad............................        319,200    2,401,901
Sime Darby Berhad...................................        380,000    1,264,158
                                                                     -----------
                                                                       3,666,059
                                                                     -----------
Netherlands-6.41%
Elsevier............................................        199,500    3,332,620
Koninklijke Van Ommeren.............................         60,100    2,332,376
Royal Dutch Petroleum...............................         63,000    3,275,936
Unilever NV.........................................         14,360    3,021,926
                                                                     -----------
                                                                      11,962,858
                                                                     -----------
New Zealand-4.26%
Carter Holt Harvey Limited..........................      1,187,800    3,078,484
Telecom Corporation of New Zealand..................        954,784    4,871,189
                                                                     -----------
                                                                       7,949,673
                                                                     -----------
Philippines-1.04%
Philippine Long Distance Telephone
  Company ADR.......................................         30,100    1,933,925
                                                                     -----------
                                                                       1,933,925
                                                                     -----------
Singapore -1.28%
Jardine Matheson Holdings Limited...................        336,622    2,390,016
                                                                     -----------
                                                                       2,390,016
                                                                     -----------
South Korea- 0.72%
Cho Hung Bank Limited GDR...........................        201,970    1,348,150
                                                                     -----------
                                                                       1,348,150
                                                                     -----------
Spain-4.80%
Banco Central Hispanoamerica S.A....................         92,449    3,381,056
Iberdrola S.A.......................................        197,800    2,496,322
Telefonica de Espana................................        106,500    3,078,368
                                                                     -----------
                                                                       8,955,746
                                                                     -----------

International Equity Series
Statement of Net Assets (Continued)


                                                                       Market
                                                          Number       Value
                                                        of Shares     (U.S. $)
COMMON STOCK (Continued)
United Kingdom-26.66%
 BG.................................................      700,000  $  2,575,523
 Bass...............................................      411,000     5,015,577
 Blue Circle Industries.............................      522,000     3,719,541
 Boots..............................................      433,200     5,073,734
 British Airways....................................      345,000     3,931,585
 Cable & Wireless...................................      556,000     5,114,253
*Centrica...........................................      700,000       853,652
 GKN................................................      252,000     4,340,164
 Glaxo Wellcome.....................................      214,470     4,436,475
 Great Universal Stores.............................      323,000     3,269,499
 RTZ................................................      212,100     3,695,345
 Taylor Woodrow.....................................    1,365,000     4,022,361
 Unigate............................................      458,000     3,686,694
                                                                    ------------
                                                                     49,734,403
                                                                    ------------
 Total Common Stock (cost $140,851,181).............                176,598,075
                                                                    ------------
 Warrants-0.06%
 Indonesia-0.06%
*Pt Bank Dagang Nasional Warrants 2/14/00...........      283,875       116,761
                                                                    ------------
  Total Warrants (cost $0)..........................                    116,761
                                                                    ------------

                                                                         Market
                                                          Principal      Value
                                                           Amount       (U.S.$)

REPURCHASE  AGREEMENTS-7.27%
With Chase  Manhattan 5.80% 7/1/97 (dated
 6/30/97, collateralized by $4,774,000
 U.S. Treasury Notes 5.375% due 11/30/97,
 market value $4,790,092)...........................    $4,693,000 $  4,693,000
With J.P. Morgan Securities 5.80% 7/1/97 (dated
 6/30/97, collateralized by $4,521,000
 U.S. Treasury Notes 5.125% due 4/30/98,
 market value $4,537,749)...........................     4,438,000    4,438,000
With PaineWebber 5.80% 7/1/97 (dated
 6/30/97,  collateralized by $1,521,000
 U.S. Treasury Notes 9.125% due 5/15/99,
 market value  $1,618,851 and $2,809,000
 U.S. Treasury Notes 7.25% due 2/15/98,
 market value $2,910,028)...........................     4,438,000    4,438,000
                                                                   ------------
Total Repurchase Agreements
(cost $13,569,000)..................................                 13,569,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES (cost $ 154,420,181)-102.01%...... 190,283,836

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.01%)............  (3,756,803)
                                                                    -----------
NET ASSETS APPLICABLE TO 11,245,867 SHARES ($.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $16.59 PER SHARE-100.00%..............$186,527,033
                                                                   ============
COMPONENTS OF NET ASSETS AT JUNE 30,1997:
Common stock , $.01 par value, 750,000,000 shares authorized to the fund with 50,000,000 shares allocated to the Series.......$146,129,964

Accumulated undistributed:
  Net investment income**..........................................   4,663,173
  Net realized loss on investments.................................    (337,428)
  Net unrealized appreciation of investments and foreign
    currencies.....................................................  36,071,324
                                                                   ------------
Total net assets...................................................$186,527,033
                                                                   ============
----------------------
 *Non-income producing security for the period ended June 30, 1997. **Undistributed net investment income includes net realized gain (loss) on foreign currencies. Net realized gains on foreign currencies are included as a component of ordinary income in accordance with provisions of the Internal Revenue Code.
  ADR-American Depository Receipt
  GDR-Global Depository Receipt

                             See accompanying notes

Delaware Group Premium Fund, Inc.-Value Series
Statement of Net Assets
June 30, 1997
(Unaudited)                                                 Number      Market
                                                          of Shares      Value
COMMON STOCK-87.40%
Aerospace & Defense-1.42%
Thiokol.............................................        10,200   $  714,000
                                                                     ----------
                                                                        714,000
                                                                     ----------
Automobiles & Automotive Parts-2.07%
Arvin Industries....................................        20,800      566,800
CLARCOR.............................................        19,100      472,725
                                                                     ----------
                                                                      1,039,525
                                                                     ----------
Banking, Finance & Insurance-20.13%
CMAC Investment......................................        7,600      362,900
Enhance Financial Services Group.....................       16,000      702,000
Everest Re Holdings..................................       18,000      713,250
Farm Family Holdings.................................       20,200      563,075
Financial Federal....................................       26,100      574,200
Horace Mann Educators................................       15,400      754,600
Keystone Financial...................................       16,050      501,563
NAC RE Group.........................................       10,600      512,775
North Fork Bancorporation............................       23,800      508,725
Onbancorp............................................        8,600      438,063
PMI Group............................................       10,600      661,175
Penncorp Financial Group.............................       17,900      689,150
SCPIE Holdings.......................................        9,800      272,563
TIG Holdings.........................................       21,200      662,500
Titan Holdings.......................................       33,696      800,298
Union Planters.......................................       15,000      778,125
Westamerica Bancorporation...........................        7,900      598,425
                                                                     ----------
                                                                     10,093,387
                                                                     ----------
Buildings & Materials-2.27%
Chicago Bridge and Iron..............................       24,600      544,275
Synthetic Industries.................................       27,300      592,069
                                                                     ----------
                                                                      1,136,344
                                                                     ----------
Cable, Media & Publishing-2.18%
Devon Group..........................................       14,700      518,175
King World Productions...............................       16,400      574,000
                                                                     ----------
                                                                      1,092,175
                                                                     ----------

                                                            Number      Market
                                                          of Shares      Value
 COMMON STOCK (Continued)
 Chemicals-3.69%
 Ferro..............................................        13,300   $  492,931
 Lawter International...............................        51,300      647,663
*Scotts.............................................        24,500      710,500
                                                                     ----------
                                                                      1,851,094
                                                                     ----------
 Computers & Technology-1.47%
 Cadmus Communications..............................        22,900      359,244
*Micro Linear.......................................        36,600      379,725
                                                                     ----------
                                                                        738,969
                                                                     ----------
 Electronics & Electrical Equipment-3.91%
*Burr-Brown.........................................        14,400      495,450
 Kuhlman............................................        28,800      928,800
*Rexel..............................................        29,000      536,500
                                                                     ----------
                                                                      1,960,750
                                                                     ----------
 Energy-5.54%
*Belco Oil & Gas....................................        22,800      487,350
*EVI................................................        12,800      537,600
*Offshore Logistics.................................        34,300      655,988
*Pool Energy Services...............................        31,600      575,712
*SEACOR Holdings....................................        10,000      523,125
                                                                     ----------
                                                                      2,779,775
                                                                     ----------
 Food, Beverage & Tobacco-3.75%
 DiMon..............................................        20,600      545,900
*Fresh America......................................        23,800      435,838
 Schweitzer-Mauduit International...................        23,900      896,250
                                                                     ----------
                                                                      1,877,988
                                                                     ----------
------------------------
Top 10 stock holdings, representing 16.1% of net assets, are in bold.

Value Series
Statement of Net Assets (Continued)

                                                            Number      Market
                                                          of Shares      Value
 COMMON STOCK (Continued)
 Healthcare & Pharmaceuticals-2.98%
*Lincare Holdings...................................        10,600   $  456,131
*Marqxette Electronics A............................        25,500      561,000
*Maxicare Health Plans..............................        21,300      478,584
                                                                     ----------
                                                                      1,495,715
                                                                     ----------
 Industrial Machinery-8.55%
 Columbus McKinnon..................................        25,100      472,194
*Global Industries Technology.......................        19,600      401,800
 IDEX...............................................        20,850      688,050
 Keystone International.............................        27,300      946,969
 Regal-Beloit.......................................        21,600      572,400
*Shaw Group.........................................        19,900      323,375
 TriMas.............................................        16,000      450,000
 Watts Industries...................................        18,000      432,000
                                                                     ----------
                                                                      4,286,788
                                                                     ----------
 Leisure, Lodging & Entertainment-1.13%
*Ascent Entertainment Group.........................        20,000      185,625
*Hollywood Park.....................................        26,100      380,081
                                                                     ----------
                                                                        565,706
                                                                     ----------
 Metals & Mining-0.49%
 Century Aluminum...................................        17,000      247,563
                                                                     ----------
                                                                        247,563
                                                                     ----------
 Paper & Forest Products-3.44%
 Caraustar Industries...............................        12,700      439,738
 Chesapeake.........................................        10,700      361,125
 Glatfelter (P.H.)..................................        21,200      424,000
 Rayonier...........................................        11,900      500,544
                                                                     ----------
                                                                      1,725,407
                                                                     ----------

                                                            Number      Market
                                                          of Shares      Value
 COMMON STOCK (Continued)
 Real Estate-11.74%
 Cali Realty........................................        19,400   $  659,600
 Chateau Communities................................        15,116      432,690
 D.R. Horton........................................        52,400      543,650
 Duke Realty Investments............................        11,700      473,850
 Excel Realty Trust.................................        17,600      464,200
 Kilroy Realty......................................         7,100      179,275
 Patriot American Hospitality.......................        31,900      813,450
 Prentiss Properties Trust..........................        25,300      648,313
 Public Storage.....................................        19,000      555,750
 Reckson Associates Realty..........................        28,600      657,800
 Starwood Lodging Trust.............................        10,750      458,891
                                                                     ----------
                                                                      5,887,469
                                                                     ----------
 Retail-2.58%
*Kemet...............................................       25,300      630,919
*Waban...............................................       20,600      663,063
                                                                     ----------
                                                                      1,293,982
                                                                     ----------
 Textiles, Apparel & Furniture-3.55%
 Heilig-Meyers......................................        34,500      677,063
 Kellwood...........................................        22,000      610,500
*Quaker Fabric......................................        30,000      491,250
                                                                     ----------
                                                                      1,778,813
                                                                     ----------
 Transportation & Shipping-4.97%
 Airborne Freight...................................        11,400      477,375
*M.S. Carriers......................................        22,600      565,000
*Mesaba Holdings....................................        49,400      737,913
 USFreightways......................................        27,600      712,425
                                                                     ----------
                                                                      2,492,713
                                                                     ----------
 Utilities-1.54%
 Public Service Company of New Mexico...............        18,100      323,538
 Sierra Pacific Resources...........................        14,100      451,200
                                                                     ----------
                                                                        774,738
                                                                     ----------
 Total Common Stock (cost $36,156,687)..............                 43,832,901
                                                                     ----------

Value Series
Statement of Net Assets (Continued)

                                                         Principal     Market
                                                           Amount       Value

REPURCHASE  AGREEMENTS-9.10%
With Chase  Manhattan 5.80% 7/1/97 (dated
 6/30/97, collateralized by $1,605,000
 U.S. Treasury Notes 5.375% due 11/30/97,
 market value $1,610,465)...........................    $1,578,000  $ 1,578,000
With J.P. Morgan Securities 5.80% 7/1/97
 (dated 6/30/97, collateralized by $1,520,000
 U.S. Treasury Notes 5.125% due 4/30/98,
 market value $1,525,625)...........................     1,492,000    1,492,000
With PaineWebber 5.80% 7/1/97 (dated 6/30/97,
 collateralized by $944,000 U.S. Treasury Notes
 7.25% due 2/15/98, market value $978,373 and
 $512,000 U.S. Treasury Notes 9.125% due
 5/15/99, market value $544,270)....................     1,492,000    1,492,000
                                                                     ----------
Total Repurchase Agreements
 (cost $4,562,000)..................................                  4,562,000
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES (cost $40,718,687)-96.50%.......    48,394,901

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-3.50%............     1,757,471
                                                                     ----------
NET ASSETS APPLICABLE TO 3,181,440 SHARES ($.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $15.76 PER SHARE-100.00%............   $50,152,372
                                                                    ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares authorized
  to the Fund with 50,000,000 shares allocated to the Series......  $41,162,495

Accumulated undistributed:
  Net investment income..........................................       207,458
  Net realized gain on investments...............................     1,106,205
  Net unrealized appreciation of investments.....................     7,676,214
                                                                    -----------
Total net assets.................................................   $50,152,372
                                                                    ===========
------------------------
*Non-income producing security for the period ended June 30, 1997.

                             See accompanying notes

Delaware Group Premium Fund, Inc.-Trend Series (Formerly Emerging Growth Series) Statement of Net Assets
June 30, 1997
(Unaudited)                                               Number        Market
                                                        of shares       Value
 COMMON STOCK-88.74%
 Aerospace & Defense-1.41%
 AAR................................................       25,700   $   830,431
*Kellstrom Industries...............................       16,400       258,300
                                                                    -----------
                                                                      1,088,731
                                                                    -----------
 Banking, Finance & Insurance-2.26%
*Long Beach Financial...............................        8,900        77,875
 Medallion Financial................................       28,900       547,294
 Ocwen Asset Investment.............................        6,100       728,769
 Security Capital Pacific Trust.....................       16,900       386,588
                                                                    -----------
                                                                      1,740,526
                                                                    -----------
 Buildings & Materials-0.47%
*Comfort Systems USA................................       23,100       360,938
                                                                    -----------
                                                                        360,938
                                                                    -----------
 Cable, Media, & Publishing-6.07%
*Evergreen Media Class A............................       29,600     1,319,050
*Gemstar International Group Limited................       19,200       356,400
*HSN................................................       33,852     1,059,991
*Hollywood Entertainment............................       29,100       669,300
*Journal Register...................................       22,900       455,138
*Metro Networks.....................................       12,200       297,375
*Norwood Promotional Products.......................       35,900       520,550
                                                                    -----------
                                                                      4,677,804
                                                                    -----------
 Computers & Technology-14.13%
*Activision.........................................        1,000        14,375
*Aspect Development.................................       25,000       650,781
*Black Box..........................................       16,200       651,544
*Checkfree..........................................       41,800       735,419
*Credit Management Solutions........................       32,400       417,150
*Cypress Semiconductor..............................       79,300     1,149,850
*EMC................................................       32,500     1,267,500
*GTECH Holdings.....................................       25,400       819,150
*INSO...............................................       20,600       428,094
*Komag..............................................       40,300       661,172
*NOVA...............................................       28,800       747,000
*PSW Technologies...................................       17,400       207,713
*Peerless Systems...................................       55,000       770,000
*Platinum Technology ...............................       73,495       982,996
*Puma Technology....................................       22,800       192,375
*Veritas Software...................................       23,700     1,187,963
                                                                    -----------
                                                                     10,883,082
                                                                    -----------

                                                            Number      Market
                                                          of shares     Value
 COMMON STOCK (Continued)
 Consumer Products-0.78%
*Home Products International........................       12,700   $   126,206
*Racing Champions...................................       27,100       418,356
*Zag Industries Limited.............................        5,300        53,828
                                                                    -----------
                                                                        598,390
                                                                    -----------
 Electronics & Electrical Equipment-6.35%
*Aavid Thermal Technologies.........................       17,200       351,525
*ITI Technologies...................................       23,800       545,913
*Micrel.............................................        6,400       324,800
*P-COM..............................................       34,600     1,137,475
 Pittston Brink's Group............................        29,900       897,000
*Protection One.....................................       40,500       549,281
*Sipex..............................................       30,500     1,086,563
                                                                    -----------
                                                                      4,892,557
                                                                    -----------
 Energy-2.91%
*Patterson Energy...................................       23,400     1,058,850
*Precision Drilling.................................       24,400     1,180,350
                                                                    -----------
                                                                      2,239,200
                                                                    -----------
 Environmental Services-4.16%
*Republic Industries................................       71,240     1,727,570
*Superior Services..................................       21,600       508,950
*TETRA Technologies.................................       14,300       338,731
*Veritas DGC........................................       26,000       591,500
*Waste Industries...................................        2,300        40,681
                                                                    -----------
                                                                      3,207,432
                                                                    -----------
 Food, Beverage & Tobacco-0.61%
*Cheesecake Factory.................................          800        16,800
*United Natural Foods...............................       21,900       453,056
                                                                    -----------
                                                                        469,856
                                                                    -----------

------------------------
Top 10 stock holdings, representing 19.3% of net assets, are in bold.

Trend Series
Statement of Net Assets (Continued)


                                                            Number     Market
                                                          of shares     Value
 COMMON STOCK (Continued
 Healthcare & Pharmaceuticals-13.46%
 ADAC Laboratories..................................        21,500  $   507,938
*Alternative Living Services........................        27,200      610,300
*American Oncology Resources........................        72,200    1,213,863
*ArQule.............................................        19,700      339,825
*Ariad Pharmaceuticals..............................        46,200      294,525
*Capstone Pharmacy..................................        67,800      735,206
*Cerus..............................................        29,300      267,363
*DepoTech...........................................        29,200      396,025
*DUSA Pharmaceuticals...............................        37,200      230,175
*FPA Medical Management.............................        28,300      670,356
*Guilford Pharmaceuticals...........................        44,600    1,092,700
*Medical Resources..................................         5,900       98,088
*Physician Sales & Service..........................        30,600      582,356
*PMR................................................        21,500      507,938
*Renal Care Group...................................        17,500      730,625
*Res-Care...........................................        10,500      198,844
*Sunrise Assisted Living............................        36,400    1,278,550
*Vertex Pharmaceuticals.............................        16,100      613,813
                                                                    -----------
                                                                     10,368,490
                                                                    -----------
 Industrial Machinery-2.18%
*Central Sprinkler..................................        11,900      316,838
*PRI Automation.....................................        24,300      921,881
 Spinnaker Industries...............................        14,000      441,000
                                                                    -----------
                                                                      1,679,719
                                                                    -----------
 Leisure, Lodging & Entertainment-8.88%
*Ascent Entertainment Group.........................        49,300      457,566
*CapStar Hotel......................................        57,200    1,830,400
*Dave & Buster's....................................         7,400      198,875
*Equity Marketing...................................        35,100      842,400
*Extended Stay America..............................        95,560    1,505,064
*Florida Panthers...................................        36,000      868,500
*Mirage Resorts.....................................        23,200      585,800
*Morton's Restaurant Group..........................        27,200      540,600
*Teardrop Golf......................................         2,100        7,744
                                                                    -----------
                                                                      6,836,949
                                                                    -----------

                                                            Number     Market
                                                          of shares     Value
 COMMON STOCK (Continued)
 Metals & Mining-0.38%
*Kaynar Technologies................................        15,800   $  290,325
                                                                     ----------
                                                                        290,325
                                                                     ----------
 Packaging & Containers-1.28%
*Silgan Holdings....................................        25,400      982,663
                                                                     ----------
                                                                        982,663
                                                                     ----------
 Real Estate-0.24%
 CWM Mortgage Holdings..............................         7,800      186,713
                                                                     ----------
                                                                        186,713
                                                                     ----------
 Retail-9.29%
*Amazon.com ........................................        18,000      335,812
*Cost Plus..........................................        39,700    1,027,238
*Duty Free International............................        56,300    1,055,625
 Eagle Hardware & Garden............................        39,600      904,612
*General Nutrition..................................        56,800    1,586,850
*Linens `n Things...................................        13,600      402,900
*Piercing Pagoda....................................        23,200      580,000
 Schultz Sav-O Stores..............................         14,400      260,100
*Staples............................................        25,650      594,759
*Wilmar Industries..................................        16,300      402,406
                                                                     ----------
                                                                      7,150,302
                                                                     ----------
 Telecommunications-4.85%
*IntelCom Group.....................................        26,600      510,388
*PageMart Wireless..................................        58,100      497,481
*PairGain Technologies .............................        12,000      186,375
*Powerwave Technologies.............................         6,500      146,250
*Telco Systems......................................        57,800      509,363
*Teleport Communications Group......................        40,200    1,369,313
*TeleSpectrum Worldwide.............................        48,800      344,650
*Yurie Systems......................................         9,900      168,609
                                                                     ----------
                                                                      3,732,429
                                                                     ----------
 Textiles, Apparel & Furniture-0.95%
*Cyrk ..............................................         3,600       41,850
*Quiksilver ........................................        12,300      392,063
*Sport-Haley........................................        17,500      295,313
                                                                     ----------
                                                                        729,226
                                                                     ----------

Trend Series
Statement of Net Assets (Continued)

                                                            Number     Market
                                                          of shares     Value
 COMMON STOCK (Continued
 Transportation & Shipping-0.49%
*Midwest Express Holdings...........................        13,650  $   373,669
                                                                    -----------
                                                                        373,669
                                                                    -----------
 Utilities-1.18%
*AES................................................        10,596      749,667
*York Research......................................        20,400      156,825
                                                                    -----------
                                                                        906,492
                                                                    -----------
 Miscellaneous-6.41%
*AHL Services.......................................        18,500      283,281
*CUC International..................................        67,860    1,751,636
*Catalina Marketing  ...............................        10,900      524,563
*KLA Instruments     ...............................        11,000      536,594
*NFO Research.......................................        24,400      622,200
*Norrell............................................        28,900      953,700
*Pierce Leahy.......................................         8,200      147,600
 RCM Technologies...................................        10,800      115,425
                                                                    -----------
                                                                      4,934,999
                                                                    -----------
Total Common Stock (cost $60,465,170)...............                 68,330,492
                                                                    -----------

                                                         Principal     Market
                                                           Amount       Value
REPURCHASE  AGREEMENTS-10.82%
With Chase Manhattan 5.80% 7/1/97 (dated
 6/30/97, collateralized by $2,932,000
 U.S. Treasury Notes 5.375% due 11/30/97,
 market value $2,941,693)...........................    $2,882,000  $ 2,882,000
With J.P. Morgan Securities 5.95% 7/1/97 (dated
 6/30/97, collateralized by $2,777,000
 U.S. Treasury Notes 5.125% due 4/30/98,
 market value $2,786,724)...........................     2,726,000    2,726,000
With PaineWebber 5.80% 7/1/97 (dated
 6/30/97, collateralized  by $934,000
 U.S. Treasury Notes 9.125% due 5/15/99,
 market value  $994,170 and  $1,725,000
 U.S. Treasury Notes 7.25% due 2/15/98,
 market value $1,787,108)...........................     2,725,000    2,725,000
                                                                    -----------
Total Repurchase Agreements
 (cost $8,333,000)..................................                  8,333,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES (cost $68,798,170)-99.56%.........  76,663,492

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.44%..............     340,416
                                                                    -----------
NET ASSETS APPLICABLE TO 5,107,059 SHARES (.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $15.08 PER SHARE-100.00%............... $77,003,908
                                                                    ===========
COMPONENTS OF NET ASSETS AT JUNE 30,1997:
Common stock, $.01 par value, 750,000,000 shares authorized
 to the fund with 50,000,000 shares allocated to the Series........ $69,192,324
Accumulated undistributed:
 Net investment income.............................................       9,707
 Net realized loss on investments..................................     (63,445)
 Net unrealized appreciation of investments........................   7,865,322
                                                                    -----------
Total net assets................................................... $77,003,908
                                                                    ===========
----------------------
*Non-income producing security for the period ended June 30, 1997.

                             See accompanying notes

Delaware Group Premium Fund, Inc.-Global Bond Series
Statement of Net Assets
June 30, 1997
(Unaudited)                                                             Market
                                                            Principal    Value
                                                              Amount*  (U.S. $)
BONDS-91.59%
Australia-3.86%
New South Wales International
 7.00% 4/1/04.......................................A$      150,000  $  111,121
Queensland Treasury-Global
 8.00% 5/14/03......................................        580,000     463,890
                                                                     ----------
                                                                        575,011
                                                                     ----------
Canada-6.21%
Autobahn Schnell 8.50% 3/3/03.......................C$       60,000      48,540
Banque National De Paris 9.00% 8/13/02..............        250,000     204,754
Export-Import Bank of Japan 7.75% 10/8/02...........        160,000     125,168
General Electric Capital of Canada 7.125% 2/12/04...        100,000      76,192
Government of Canada 9.00% 12/1/04..................        100,000      84,796
Government of Canada 10.25% 3/15/14 ................        100,000      97,721
KFW International Finance 6.50% 12/28/01............         60,000      44,819
Kingdom of Norway 8.375% 1/27/03 ...................        200,000     160,805
Ontario Hydro 10.00% 3/19/01........................        100,000      83,345
                                                                     ----------
                                                                        926,140
                                                                     ----------
Finland-1.44%
Republic of Finland Government
 7.875% 7/28/04.....................................Fim     200,000     214,125
                                                                     ----------
                                                                        214,125
                                                                     ----------
Germany-7.56%
Baden Wurt L-Finance NV
 6.625% 8/20/03.....................................Dem     250,000     154,364
DSL Finance NV Amsterdam
 6.00% 2/21/06......................................        500,000     292,447
Deut Pfandbriefe Hypobk Bank
 5.625% 2/7/03......................................        500,000     296,058
Euro Bank Reconstruction &
 Development 4.875% 2/28/01.........................        500,000     292,676
International Bank Reconstruction &
 Development 6.125% 9/27/02.........................        150,000      91,458
                                                                     ----------
                                                                      1,127,003
                                                                     ----------

                                                                        Market
                                                          Principal     Value
                                                           Amount*    (U.S. $)
BONDS- (Continued)
Italy-10.51%
Buoni Poliennali Del Tes
 9.50% 2/1/01......................................Itl 1,000,000,000 $1,648,564
Italian Government 12.00% 1/1/03...................    1,000,000,000    732,517
Republic of Italy 3.50% 6/20/01....................       20,000,000    186,232
                                                                     ----------
                                                                      1,567,313
                                                                     ----------
Japan-8.77%
International Bank Reconstruction &
 Development 4.50% 6/20/00.........................Jpy    20,000,000    190,814
Japan Government-129 (10 Year Issue)
  6.40% 3/20/00....................................       60,000,000    596,727
Japan Highway 7.875% 9/27/02.......................          400,000    314,186
Matsushita Electric Industries
  7.25% 8/1/02.....................................          200,000    205,500
                                                                     ----------
                                                                      1,307,227
                                                                     ----------
New Zealand-12.24%
Government of New Zealand
  8.00% 2/15/01....................................Nz     $  250,000    176,848
Government of New Zealand
  8.00% 4/15/04....................................        2,300,000  1,647,967
                                                                     ----------
                                                                      1,824,815
                                                                     ----------
Sweden-10.48%
Swedish Government 8.00% 8/15/07...................Sk      4,000,000    569,829
Swedish Government 9.00% 4/20/09...................          300,000     45,894
Swedish Government 10.25% 5/5/03...................        2,300,000    359,666
Swedish Government 13.00% 6/15/01..................          500,000     81,713
Sweden (Kingdom of) 5.50% 4/12/02..................        4,000,000    504,728
                                                                     ----------
                                                                      1,561,830
                                                                     ----------
United Kingdom-7.22%
Abbey National Treasury 8.00% 4/2/03...............Gbp       200,000    340,878
Depfa Finance 7.125% 11/11/03......................          100,000    163,363
Glaxo Wellcome 8.75% 12/01/05......................           80,000    142,844
Powergen 8.50% 7/3/06..............................          100,000    173,353
SmithKline Beecham
 8.375% 12/29/00...................................          150,000    256,127
                                                                     ----------
                                                                      1,076,565
                                                                     ----------

Global Bond Series
Statement of Net Assets (Continued)

                                                                       Market
                                                          Principal     Value
                                                           Amount*    (U.S. $)
BONDS- (Continued)
United States-23.30%
J. Sainsbury 6.25% 3/27/02.........................      $100,000   $    98,000
Korea Electric Power 6.375% 12/1/03................       100,000        96,125
Republic of Finland 5.50% 2/9/01...................       800,000       476,996
U.S. Treasury Bonds 13.375% 8/15/01................       700,000       876,729
U.S.Treasury Inflation Index Notes
  3.375% 1/15/07...................................       404,306       394,704
U.S. Treasury Notes 5.625% 11/30/98................       400,000       398,296
U.S. Treasury Notes 6.125% 7/31/00.................       300,000       298,944
U.S.Treasury Notes 7.50% 11/15/01..................       800,000       833,896
                                                                     ----------
                                                                      3,473,690
                                                                     ----------
Total Bonds (cost $13,606,676)                                       13,653,719
                                                                     ----------

                                                                       Market
                                                          Principal     Value
                                                           Amount*    (U.S. $)
REPURCHASE AGREEMENTS-12.20%
With Chase Manhattan 5.80% 7/01/97 (dated
 6/30/97, collateralized by $635,000
 U.S. Treasury Notes 5.375% due 11/30/97,
 market value $642,139)............................      $629,000   $   629,000
With J.P. Morgan Securities 5.80% 7/01/97
 (dated 6/30/97, collateralized by $606,000
 U.S. Treasury Notes 5.125% due 4/30/98,
 market value $608,311)............................       595,000       595,000
With PaineWebber  5.80% 7/01/97 (dated
 6/30/97, collateralized by $377,000
 U.S. Treasury Notes 7.25% due 2/15/98,
 market value $390,106, and $204,000)
 U.S. Treasury Notes 9.125% due 5/15/99,
 market value $217,016)............................       595,000       595,000
                                                                     ----------
Total Repurchase Agreements
 (cost $1,819,000).................................                   1,819,000
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES (cost $15,425,676)-103.79%........  15,472,719

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(3.79%)............    (565,124)
                                                                     ----------
NET ASSETS APPLICABLE TO 1,411,747 SHARES ($.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $10.56 PER SHARE-100.00%............... $14,907,595
                                                                    ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares authorized
 to the Fund with 50,000,000 shares allocated to the Series........ $14,776,925
Accumulated undistributed:
  Net investment income**..........................................     262,294
  Net realized loss on investments**...............................    (183,142)
  Net unrealized appreciation of investments and
   foreign currencies..............................................      51,518
                                                                     ----------
Total net assets................................................... $14,907,595
                                                                    ===========
---------------------
 *Principal amount is stated in the currency in which each bond is denominated
     A$- Australian Dollars       Jpy- Japanese Yen
     C$- Canadian Dollars         NZ$- New Zealand Dollars
    Fim- Finish Markka             Sk- Swedish Kroner
    Dem- German Deutsche Mark     Gbp- British Pounds
    Itl- Italian Lira               $- U.S. Dollars

**Accumulated net investment income includes net realized gains on foreign currencies. Net realized gains on foreign currencies are included as a component of ordinary income in accordance with provisions of the Internal Revenue Code.

                             See accompanying notes

Delaware Group Premium Fund-Strategic Income Series
Statement of Net Assets
June 30, 1997
(Unaudited)

                                                                       Market
                                                          Principal     Value
                                                           Amount*    (U.S. $)
CORPORATE BONDS-42.97%
Areospace & Defense-0.84%
Roller Bearing Company of America
 sr sub nts 9.625% 6/15/07..........................      $ 25,000     $25,375
                                                                       -------
                                                                        25,375
                                                                       -------
Banking,  Finance & Insurance-0.86%
Credit Foncier de France
 sr unsub seasoned 8.00% 1/14/02....................        25,000      25,969
                                                                       -------
                                                                        25,969
                                                                       -------
Cable, Media & Publishing-7.91%
STC Broadcasting
 sr sub nts 11.00% 3/15/07..........................       200,000     214,000
Von Hoffman Press
 sr sub nts 10.375% 5/15/07.........................        25,000      26,000
                                                                       -------
                                                                       240,000
                                                                       -------
Computers & Technology-0.84%
Precise Technology
 sr sub nts 11.125% 6/15/07.........................        25,000      25,500
                                                                       -------
                                                                        25,500
                                                                       -------
Energy-0.80%
Transamerican Energy
 sr nts 11.50% 6/15/02..............................        25,000      24,375
                                                                       -------
                                                                        24,375
                                                                       -------
Food, Beverage & Tobacco-0.50%
AFC Enterprises
 sr sub nts 10.25% 5/15/07..........................        15,000      15,263
                                                                       -------
                                                                        15,263
                                                                       -------
Healthcare & Pharmaceuticals -1.92%
Cardinal Health nts 6.00% 1/15/06...................        35,000      32,769
Leiner Health
 sr sub nts 9.625% 7/10/07..........................        25,000      25,500
                                                                       -------
                                                                        58,269
                                                                       -------

                                                                       Market
                                                          Principal     Value
                                                           Amount*    (U.S. $)
CORPORATE BONDS (Continued)
Metals & Mining-6.86%
Westmin Resources
 sr nts 11.00% 3/15/07..............................      $200,000    $ 208,000
                                                                      ---------
                                                                        208,000
                                                                      ---------
Paper & Forest Products-0.82%
Drypers sr nts 10.25% 6/15/07.......................        25,000       24,938
                                                                      ---------
                                                                         24,938
                                                                      ---------
Packaging & Containers-4.23%
Stone Container
 sr sub nts 12.25% 4/1/02...........................       125,000      128,438
                                                                      ---------
                                                                        128,438
                                                                      ---------
Retail-2.56%
Central Tractor sr nts 10.625% 4/1/07...............        50,000       52,000
Leslie's Poolmart
 sr nts 10.375% 7/15/04.............................        25,000       25,781
                                                                      ---------
                                                                         77,781
                                                                      ---------
Telecommunications-4.82%
Paging Network
 sr sub nts 10.125% 8/1/07..........................       150,000      146,250
                                                                      ---------
                                                                        146,250
                                                                      ---------
Textiles, Apparel & Furniture-7.50%
Anvil Knitwear sr nts 10.875% 3/15/07...............       200,000      202,000
Riddell Sports sr nts 10.50% 7/15/07................        25,000       25,625
                                                                      ---------
                                                                        227,625
                                                                      ---------
Transportation & Shipping-2.51%
Chemical Leaman
 sr nts 10.375% 6/15/05.............................        50,000       51,125
Continential Airlines
 pass thru cert 7.206%12/30/05......................        25,000       24,938
                                                                      ---------
                                                                         76,063
                                                                      ---------
Total Corporate Bonds
 (cost $1,287,382)..................................                  1,303,846
                                                                      ---------

                                                                       Market
                                                          Principal     Value
                                                           Amount*    (U.S. $)
FOREIGN BONDS-29.60%
Australia-3.43%
Queensland Treasury Global
 8.00% 8/14/01.....................................A$      130,000     $103,934
                                                                       --------
                                                                        103,934
                                                                       --------
Greece-3.06%
Hellenic Republic 11.00% 11/26/99..................Grd  25,000,000       92,921
                                                                       --------
                                                                         92,921
                                                                       --------
Italy-4.27%
Italian Government 9.50% 2/1/01....................Itl 200,000,000      129,713
                                                                       --------
                                                                        129,713
                                                                       --------
New Zealand-4.96%
Government of New Zealand
 6.50% 2/15/00.....................................NZ$      40,000       27,101
Government of New Zealand
 8.00% 11/15/06....................................        170,000      123,483
                                                                       --------
                                                                        150,584
                                                                       --------
South Africa-4.45%
Republic of South Africa
 12.50% 1/15/02....................................Zar     650,000      134,959
                                                                       --------
                                                                        134,959
                                                                       --------
Sweden-4.28%
Swedish Government 10.25% 5/5/00...................Swk     400,000       58,643
Swedish Government 8.00% 8/15/07...................        500,000       71,229
                                                                       --------
                                                                        129,872
                                                                       --------
United Kingdom-5.15%
UK Treasury 8.00% 6/10/03..........................Gbp      90,000      156,158
                                                                       --------
                                                                        156,158
                                                                       --------
Total Foreign Bonds (cost $894,476)................                     898,141
                                                                       --------

                                                                       Market
                                                          Principal     Value
                                                           Amount*    (U.S. $)
AGENCY MORTGAGE-BACKED
 SECURITIES-3.65%
Federal Home Loan Mortgage Corporation
 6.00% 11/1/26.....................................        $23,989     $ 23,989
Federal Home Loan Mortgage Corporation
 7.00% 3/1/11......................................         86,768       86,903
                                                                       --------
Total Agency Mortgage-Backed
 Securities (cost $108,826)........................                     110,892
                                                                       --------
ASSET-BACKED SECURITIES-1.65%
CIT Group Securitization
 Series 95 2A2 6.00% 5/15/26.......................         25,000       24,773
MetLife Capital Equipment Loan Trust
 Series 97-A A 6.85% 5/20/08.......................         25,000       25,227
                                                                       --------
Total Asset-Backed Securities
 (cost $49,716)....................................                      50,000
                                                                       --------
COLLATERALIZED MORTGAGE
 OBLIGATIONS-5.29%
Merrill Lynch Mortgage Investors-
 Series C1-A1 6.95% 6/18/29........................         25,000       25,051
RALI Series 97-QS6 A5 7.50% 6/25/12................         40,000       40,925
Residential Accredit Loans
 7.29% 6/25/26.....................................         40,000       40,263
Residential Funding Mortgage-Sec I-
 Series 94-S10 A 4 6.50% 3/25/09...................         30,000       29,240
Travelers Mortgage Securities
 Series 84-1Z2 12.00% 3/1/14.......................         21,883       24,947
                                                                       --------
Total Collateralized Mortgage
 Obligations (cost $159,252).......................                     160,426
                                                                       --------

Strategic Income Series
Statement of Net Assets (Continued)

                                                                       Market
                                                          Principal     Value
                                                           Amount*    (U.S. $)
COMMERCIAL MORTGAGE BACKED
 SECURITIES-1.67%
First Union-Lehman Brothers Commercial
 Mortgage 7.15% 2/18/04............................      $ 50,000      $ 50,641
                                                                       --------
Total Commercial Mortgage Backed
 Securities (cost $50,375).........................                      50,641
                                                                       --------
U.S. TREASURY OBLIGATIONS-9.56%
U.S. Treasury Bonds 6.25% 8/15/23..................        25,000        23,156
U.S. Treasury Notes 6.75% 4/30/00..................       135,000       136,777
U.S. Treasury Notes 7.50% 2/15/05..................       100,000       105,799
U.S. Treasury Notes 6.25% 2/15/07..................        25,000        24,469
                                                                       --------
Total U.S. Treasury Obligations
 (cost $287,693)...................................                     290,201
                                                                       --------


                                                                       Market
                                                          Principal     Value
                                                           Amount*    (U.S. $)
REPURCHASE AGREEMENTS-7.65%
With Chase Manhattan 5.80% 7/1/97 (dated
 6/30/97, collateralized by $82,000
 U.S. Treasury Notes 5.375% due 11/30/97,
 market value $81,900).............................      $ 80,000      $ 80,000
With J.P. Morgan Securities 5.80% 7/1/97
 (dated 6/30/97, collateralized by $77,000
 U.S. Treasury Notes 5.125% due 4/30/98,
 market value $77,586).............................        76,000        76,000
With PaineWebber 5.80% 7/1/97 (dated
 6/30/97, collateralized by $48,000
 U.S. Treasury Notes 7.25% due 2/15/98,
 market value $49,755 and $26,000
 U.S. Treasury Notes 9.125% due 5/15/99,
 market value $27,679).............................        76,000        76,000
                                                                     ----------
Total Repurchase Agreements
 (cost $232,000)...................................                     232,000
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES-102.04% (cost $3,069,720).........   3,096,147

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.04%)............     (61,948)
                                                                     ----------
NET ASSETS APPLICABLE TO 296,532 SHARES ($.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $10.23 PER SHARE-100.00%...............  $3,034,199
                                                                     ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares authorized
 to the Fund with 50,000,000 shares allocated to the Series........  $2,970,217
Accumulated undistributed:
  Net investment income............................................      29,732
  Net realized gain on investments.................................       8,102
  Net unrealized appreciation of investments
   and foreign currencies..........................................      26,148
                                                                     ----------
Total net assets...................................................  $3,034,199
                                                                     ==========
---------------------------
 *Principal amount is stated in the currency in which each security is denominated.
   A$-  Australian Dollars     Itl- Italian Lire        Swk- Swedish Krona
  Gbp-  British Pounds         NZ$- New Zealand Dollar  Zar- South African Rand
  Grd-  Greek Drakma

Summary of Abbreviations:
certs-certificates  sr-senior
nts-notes           sub-subordinated


                             See accompanying notes

Delaware Group Premium Fund, Inc.-Devon Series
Statement of Net Assets
June 30, 1997
(Unaudited)

                                                             Number    Market
                                                           of shares    Value
COMMON STOCK-88.36%
Aerospace And Defense-3.43%
GenCorp.............................................          3,500    $ 80,938
Lockheed Martin.....................................            300      31,069
                                                                       --------
                                                                        112,007
                                                                       --------
Automobiles & Automotive Parts-2.33%
Danaher.............................................          1,500      76,219
                                                                       --------
                                                                         76,219
                                                                       --------
Banking, Finance & Insurance-12.97%
American International Group........................            400      59,750
BB&T................................................            700      31,500
Chubb...............................................            500      33,438
Federal National Mortgage...........................          2,100      91,613
Nationwide Financial Services Class A...............          1,400      37,188
Penncorp Financial Group............................            800      30,800
Provident...........................................            800      42,800
State Street Bank...................................            900      41,625
Unum................................................          1,300      54,600
                                                                       --------
                                                                        423,314
                                                                       --------
Buildings & Materials-2.11%
Foster Wheeler......................................          1,700      68,850
                                                                       --------
                                                                         68,850
                                                                       --------
Cable, Media & Publishing-5.27%
Banta...............................................          1,000      27,250
Reynolds & Reynolds Class A.........................          2,700      42,525
Wallace Computer Services...........................          3,400     102,213
                                                                       --------
                                                                        171,988
                                                                       --------
Computers & Technology-1.89%
Hewlett-Packard.....................................          1,100      61,600
                                                                       --------
                                                                         61,600
                                                                       --------
Consumer Products-4.56%
General Electric....................................          1,000      65,375
Masco...............................................          2,000      83,500
                                                                       --------
                                                                        148,875
                                                                       --------
Electronics & Electrical Equipment-3.63%
Intel.............................................              200      28,313
Motorola..........................................              900      68,400
Teleflex..........................................              700      21,875
                                                                       --------
                                                                        118,588
                                                                       --------

                                                             Number    Market
                                                           of shares    Value
COMMON STOCK (Continued)
Energy-4.75%
Compagnie Francaise de Petroleum Total..............            700    $ 35,525
Kerr-McGee..........................................          1,200      76,050
Royal Dutch Petroleum...............................            800      43,500
                                                                       --------
                                                                        155,075
                                                                       --------
Food, Beverage & Tobacco-7.65%
ConAgra.............................................          1,500      96,188
Hershey Foods.......................................            400      22,125
Philip Morris.......................................          2,100      93,188
Universal Foods.....................................          1,000      38,125
                                                                       --------
                                                                        249,626
                                                                       --------
Healthcare & Pharmaceuticals-9.67%
Baxter International................................            500      26,125
Columbia/HCA Healthcare.............................          2,100      82,556
Johnson & Johnson...................................          1,100      70,813
Schering-Plough.....................................          1,500      71,813
SmithKline Beecham..................................            700      64,138
                                                                       --------
                                                                        315,445
                                                                       --------
Real Estate-4.77%
Colonial Properties Trust...........................            500      14,688
Developers Diversified Realty.......................            300      12,000
D.R. Horton.........................................          2,400      24,900
Health Care Property Investors......................            700      24,675
Kilroy Realty.......................................            500      12,625
Nationwide Health Properties........................          1,400      30,800
Storage USA.........................................            500      19,125
Sun Communities.....................................            500      16,781
                                                                       --------
                                                                        155,594
                                                                       --------
Retail-4.37%
May Department Stores...............................            800      37,800
Rite Aid............................................          2,100     104,738
                                                                       --------
                                                                        142,538
                                                                       --------
Telecommunications-1.54%
Alltel..............................................          1,500      50,156
                                                                       --------
                                                                         50,156
                                                                       --------

----------------------
Top 10 stock holdings, representing 30.4% of net assets, are in bold.

Devon Series
Statement of Net Assets (Continued)

                                                             Number    Market
                                                           of shares    Value
COMMON STOCK (Continued)
Textiles, Apparel & Furniture-9.84%
Ecolab..............................................         2,900   $  138,475
Hillenbrand Industries..............................           900       42,750
HON Industries......................................         1,200       53,137
Miller (Herman).....................................           600       21,525
Valspar.............................................         2,200       65,175
                                                                      ---------
                                                                        321,062
                                                                      ---------
Utilities-4.14%
CMS Energy..........................................          1,300      45,825
Edison International................................          1,200      29,850
Illinova............................................            900      19,800
PacifiCorp..........................................          1,800      39,600
                                                                      ---------
                                                                        135,075
                                                                      ---------
Miscellaneous-5.44%
Pentair.............................................          1,100      36,163
Tompkins............................................          1,300      23,238
Tyco International..................................          1,700     118,256
                                                                      ---------
                                                                        177,657
                                                                      ---------
Total Common Stock (cost $2,728,796)................                  2,883,669
                                                                      ---------
CONVERTIBLE PREFERRED STOCK-0.42%
Metals And Mining-0.42%
Freeport-McMorran Copper & Gold
  5.00% pfd cv......................................            500      13,688
                                                                      ---------
Total Convertble Preferred Stock
  (cost $13,795)....................................                     13,688
                                                                      ---------

                                                           Principal   Market
                                                             Amount     Value
REPURCHASE AGREEMENTS-16.03%
With Chase Manhattan 5.80% 7/1/97 (dated
 6/30/97, collaterized by $108,000 U.S. Treasury
 Notes 5.375% due 11/30/97, market value
 $108,630 and $76,000 U.S. Treasury Notes
 5.375% due 11/30/97, market value $75,998).........       $181,000    $181,000
With J.P. Morgan Securities 5.95% 7/1/97 (dated
 6/30/97, collaterized by $108,000 U.S. Treasury
 Notes 5.125% due 4/30/98, market value
 $108,667 and $66,000 U.S. Treasury Notes
 5.125% due 4/30/98, market value $66,235)..........        171,000     171,000
With  PaineWebber  5.80% 7/1/97 (dated
 6/30/97,  collaterized  by $108,000 U.S. Treasury
 Notes 7.25% due 2/15/98 market value $112,163
 and $59,000 U.S. Treasury Notes 9.125% due
 5/15/99 market value $62,397)......................        171,000     171,000
                                                                     ----------
Total Repurchase Agreements
 (cost $523,000)....................................                    523,000
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES (cost $3,265,591)-104.81%........... 3,420,357

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.81%)..............  (156,991)
                                                                     ----------

NET ASSETS APPLICABLE TO 299,304 SHARES ($0.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $10.90 PER SHARE-100.00%................$3,263,366
                                                                     ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common Stock, $0.01 par value 750,000,000 shares authorized
  to the Fund with 50,000,000 shares allocated to the Series.........$3,080,879
Accumulated undistributed:
  Net investment income..............................................     7,580
  Net realized gain on investments...................................    20,141
  Net unrealized appreciation on investments.........................   154,766
                                                                     ----------
Total net assets.....................................................$3,263,366
                                                                     ==========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-Emerging Markets Series
Statement of Net Assets
June 30, 1997
(Unaudited)

                                                                Market
                                                 Number          Value
                                               of Shares       (U.S. $)

 COMMON STOCK-86.66%
 Australia-1.16%
 Quilmes Industrial S.A. ADR...............       3,200        $ 37,200
                                                               --------
                                                                 37,200
                                                               --------
 Argentina-2.80%
 Transportadora de Gas del sur, S.A.
     Class B...............................      21,000          50,407
 YPF Sociedad Anonima ADR..................       1,300          39,591
                                                               --------
                                                                 89,998
                                                               --------
 Brazil-9.00%
 Aracruz Celulose S.A. ADR.................       4,300          87,613
*Centrais Electricas de Santa Catarina S.A.
     GDR...................................         300          42,132
 Companhia Energetica
     de Minas Gerais ADR...................         700          35,924
 Telecommunicacoes Brasileiras S.A. ADR....         400          60,700
 Usinas Siderurgicas
     de Minas Gerais S.A. ADR..............       5,600          62,720
                                                               --------
                                                                289,089
                                                               --------
 Chile-4.89%
 Administradora de Fondos
     de Pensiones Provida S.A. ADR.........       1,500          33,000
*Banco BHIF ADR............................       2,040          43,095
 Cia. de Telecomunicaciones
     de Chile S.A. ADR.....................       1,260          41,580
 Empresa Nacional Electricidad S.A. ADR....       1,750          39,484
                                                               --------
                                                                157,159
                                                               --------
 Czech Republic-1.34%
*Telekomunikacni Montaze Praha a.s.........         200          11,531
*SPT Telecom a.s...........................         300          31,466
                                                               --------
                                                                 42,997
                                                               --------
 Egypt-1.51%
*Commercial International Bank GDR.........       1,100          23,012
*Suez Cement GDR...........................       1,300          25,610
                                                               --------
                                                                 48,622
                                                               --------
_______________
Top 10 stock holdings, representing 18.8% of net assets, are in bold.

                                                                Market
                                                 Number          Value
                                               of Shares       (U.S. $)

 COMMON STOCK (Continued)
 Greece-3.42%
 Attica Enterprises S.A....................       4,300        $ 41,343
 Ergo Bank S.A.............................         650          38,986
 Helenic Bottling Company S.A..............         800          29,531
                                                               --------
                                                                109,860
                                                               --------
 Hong Kong-5.20%
*First Tractor.............................       4,000           2,633
 Guangdong Kelon Electric Holding .........      31,000          29,611
 Guangshen Railway.........................      130,00          57,054
 Northeast Electrical Transmission &
     Transformation Machinery
     Manufacturing Limited.................     164,000          27,309
 Shenzhen Expressway Co Limited............      184,00          50,471
                                                               --------
                                                                167,078
                                                               --------
 Hungary-1.93%
 MOL Magyar Olaj-es Gazipari Rt GDR .......       1,550          34,488
 Richter Gedeon Rt GDR.....................         300          27,600
                                                               --------
                                                                 62,088
                                                               --------
 India-6.33%
*BSES Limited GDR..........................       1,350          35,775
 Gujarat Ambuja Cement GDR.................       3,400          39,525
*India Fund, (The) ........................       2,300          21,994
 Larsen & Toubro GDR.......................       3,150          53,944
 Tata Engineering & Locomotive
     Limited GDR...........................       3,400          52,190
                                                               --------
                                                                203,428
                                                               --------
 Indonesia-3.88%
 PT Bank Dagang Nasional...................      64,000          45,409
 PT Semen Gresik...........................      18,000          40,350
 PT United Tractors........................      10,500          38,869
                                                               --------
                                                                124,628
                                                               --------
 Israel-2.48%
 Bank Hapoalim.............................      19,200          39,950
 Israel Chemicals Limited..................      33,600          39,537
                                                               --------
                                                                 79,487
                                                               --------

Emerging Markets Series
Statement of Net Assets (Continued)

                                                                Market
                                                 Number          Value
                                               of Shares       (U.S. $)

 COMMON STOCK (Continued)
 Luxemburg-1.75%
*Banque Libanaise GDR........                     2,700        $ 56,295
                                                               --------
                                                                 56,295
                                                               --------
 Malaysia-5.01%
 Leader Universal Holdings Berhad .........      15,000          26,970
 Nestle Berhad.............................       2,000          14,970
 Petronas Dagangan Berhad..................      15,000          35,644
 Public Finance Berhad.....................      17,000          26,123
 Resorts World Berhad .....................       9,000          27,089
 Sime Darby Berhad ........................       9,000          29,941
                                                               --------
                                                                160,737
                                                               --------
 Mexico-7.60%
 ALFA, S.A. de C.V. Class A................       7,800          53,291
 Cemex, S..A. de C.V. Class B..............       8,200          39,589
 Grupo Minsa S.A. Class C..................      18,000          23,371
 Grupo Minsa ADR ..........................       2,400          30,000
 Telefonos De Mexico S.A...................         870          41,543
 Vitro S.A. ADR............................       5,000          56,250
                                                               --------
                                                                244,044
                                                               --------
 Peru-2.17%
 Banco de Credito del Peru.................      15,500          31,234
 Cementos Lima S.A.........................       1,002          20,156
 Telefonica del Peru, S.A. ADR ............         700          18,331
                                                               --------
                                                                 69,721
                                                               --------
 Philippines-1.40%
 Philippine Long Distance
    Telephone Company ADR .................         700          44,975
                                                               --------
                                                                 44,975
                                                               --------
 Portugal-2.58%
 Electricidade de Portugal, S.A............       2,100          38,518
 Portugal Telecom S.A......................       1,100          44,350
                                                               --------
                                                                 82,868
                                                               --------
 Russia-2.67%
*Gazprom ADR...............................       1,000          16,570
 Lukoil Holding ADR........................         500          39,215
 Mosenergo ADR.............................         700          29,792
                                                               --------
                                                                 85,577
                                                               --------

                                                                Market
                                                 Number          Value
                                               of Shares       (U.S. $)

 COMMON STOCK (Continued)
 Slovenia-1.39%
*Blagovno Trgovinski Center's GDR..........       1,925        $ 18,961
 SKB Banka GDR.............................         800          25,600
                                                              ---------
                                                                 44,561
                                                              ---------
 South Africa-6.02%
 Amalgamated Banks of South Africa.........       4,000          28,713
 AngloAmerican Corporation of
    South Africa Limited...................         920          55,439
 Sappi Limited.............................       5,750          51,990
 Sasol Limited.............................       4,350          57,079
                                                              ---------
                                                                193,221
                                                              ---------
 South Korea-3.27%
 Cho Hung Bank GDR.........................       2,600          17,355
 Korea Electric Power ADR..................       2,100          39,753
 Pohang Iron & Steel Limited ADR...........       1,500          48,000
                                                              ---------
                                                                105,108
                                                              ---------
 Taiwan-1.61%
*Yageo GDR.................................       2,600          51,662
                                                              ---------
                                                                 51,662
                                                              ---------
 Thailand-3.94%
 Ayudhya Life Insurance....................      10,500          20,127
 Hana Microelectronics.....................       9,000          50,751
 K.R. Percision Public Company ............       1,400          10,564
 Ruang Khao 2 Fund.........................      86,500          22,108
 Thai Reinsurance Co. Limited .............       8,600          23,026
                                                              ---------
                                                                126,576
                                                              ---------
 Turkey-1.50%
 Anadolu Isuzu Otomotiv Sanay..............      30,000          17,794
 Netas-Northern Eleckrik
      Telekomunikayson S.A.................     110,371          30,500
                                                              ---------
                                                                 48,294
                                                              ---------
 Venezuela-1.81%
*Compania Anonima Nacional Telefonos
    de Venezuela...........................       1,350          58,219
                                                              ---------
                                                                 58,219
                                                              ---------
 Total Common Stock (cost $2,610,352)......                   2,783,492
                                                              ---------

Emerging Markets Series
Statement of Net Assets (Continued)

                                                                       Market
                                                        Principal       Value
                                                          Amount      (U.S. $)



REPURCHASE AGREEMENTS-17.68%
With Chase Manhattan 5.80% 7/1/97 (dated
  6/30/97, collateralized by $200,000
  U.S. Treasury Notes 5.375% due 11/30/97,
  market value $200,514)...............................  $196,000    $  196,000
With J.P. Morgan Securities 5.80% 7/1/97
  (dated 6/30/97, collateralized by $189,000
  U.S. Treasury Notes 5.125% due 4/30/98,
  market value $189,951)...............................   186,000       186,000
With PaineWebber 5.80% 7/1/97 (dated
  6/30/97, collateralized by $118,000
  U.S. Treasury Notes 7.25% due 2/15/98,
  market value $121,814 and $64,000
  U.S. Treasury Notes 9.125% due 5/15/99,
  market value $67,765)................................  $186,000    $  186,000
                                                                     ----------
Total Repurchase Agreements (cost $568,000)............                 568,000
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES (cost $3,178,352)-4.34%............  3,351,492
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.34%).............   (139,543)
                                                                     ----------
NET ASSETS APPLICABLE TO 296,335 SHARES ($.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $10.84 PER SHARE-100.00%............... $3,211,949
                                                                     ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares authorized to the
  Fund with 50,000,000 shares allocated to the Series............... $3,010,358
Accumulated undistributed:
  Net investment income.............................................      7,747
  Net realized gain on investments .................................     20,750
  Net unrealized appreciation of investments and foreign currencies.    173,094
                                                                     ----------
Total net assets.................................................... $3,211,949
                                                                     ==========
_______________
*Non-income producing security for the period ended June 30, 1997.
 ADR-American Depository Receipt
 GDR-Global Depository Receipt

                             See accompanying notes

Delaware Group Premium Fund, Inc.-Convertible Securities Series
Statement of Net Assets
June 30, 1997
(Unaudited)



                                                        Principal      Market
                                                          Amount       Value

CORPORTATE BONDS-3.68%
Signature Resorts 5.75% 1/15/07 .....................    $80,000     $ 80,000
                                                                     --------
Total Corporate Bonds (cost $79,000).................                  80,000
                                                                     --------
CONVERTIBLE BONDS-38.59%
Computers & Technology-11.11%
Atmel 3.25% 6/1/00...................................     80,000       86,000
Micron Technology 7.00% 7/1/04.......................     80,000       78,200
Unisys Corporation 8.25% 3/15/06.....................     60,000       77,250
                                                                     --------
                                                                      241,450
                                                                     --------
Electronics & Electrical Equipment-3.63%
Samsung Electronics 0.00% 12/31/07 ..................     80,000       78,900
                                                                     --------
                                                                       78,900
                                                                     --------
Healthcare & Pharmaceuticals-13.38%
ARV Assisted Living 6.75% 4/1/06.....................     80,000       72,000
NABI 6.50% 2/1/03....................................     90,000       75,150
Phycor 4.50% 2/15/03.................................     70,000       76,125
Phymatrix 6.75% 6/15/03..............................     75,000       67,406
                                                                     --------
                                                                      290,681
                                                                     --------
Metals & Mining-2.95%
Mascotech 4.50% 12/15/03.............................     75,000       64,125
                                                                     --------
                                                                       64,125
                                                                     --------
Miscellaneous-7.52%
Personnel Group of America 5.75% 7/1/04..............     80,000       85,900
U.S. Office Products 5.50% 2/1/01....................     65,000       77,350
                                                                     --------
                                                                      163,250
                                                                     --------
Total Convertible Bonds (cost $834,479)..............                 838,406
                                                                     --------

                                                         Number        Market
                                                        of Shares       Value

COMMON STOCK-24.94%
Automobiles & Automotive Parts-3.32%
Chrysler.............................................      2,200     $ 72,188
                                                                     --------
                                                                       72,188
                                                                     --------
Banking, Finance & Insurance-3.55%
Crescent Operating...................................        210        2,940
SunAmerica...........................................      1,700       74,163
                                                                     --------
                                                                       77,103
                                                                     --------
Real Estate-18.07%
Boston Properties....................................      3,200       88,000
Crescent Real Estate Equities .......................      2,100       66,675
Equity Residential Properties .......................      1,500       71,250
Lexington Corporate Properties.......................      5,800       81,200
Starwood Lodging Trust...............................      2,000       85,375
                                                                     --------
                                                                      392,500
                                                                     --------
Total Common Stock (cost $506,234)...................                 541,791
                                                                     --------
CONVERTIBLE PREFERRED STOCK-27.74%
Banking, Finance & Insurance-6.13%
American General 6.00% Series A .....................      1,000       63,375
National Australia Bank 7.875% unit..................      2,500       69,843
                                                                     --------
                                                                      133,218
                                                                     --------
Cable, Media & Publishing-6.79%
Evergreen Media 6.00%................................      1,500       82,125
SFX Broadcasting 6.50% 5/31/07.......................      1,200       65,400
                                                                     --------
                                                                      147,525
                                                                     --------
Environmental Services-2.60%
Browning-Ferris 7.25%................................      1,700       56,525
                                                                     --------
                                                                       56,525
                                                                     --------

Convertible Securities Series
Statement of Net Assets (Continued)

                                                          Number       Market
                                                        of Shares       Value

CONVERTIBLE PREFERRED STOCK (Continued)
Leisure, Lodging & Entertainment-2.73%
Felcor Suite Hotels $1.95 Series A ....................    2,000       $ 59,250
                                                                     ----------
                                                                         59,250
                                                                     ----------
Metals & Mining-3.02%
Freeport-McMoran Copper & Gold 7.00%...................    2,400         65,700
                                                                     ----------
                                                                         65,700
                                                                     ----------
Real Estate-3.19%
Insignia Financial 6.50% 9/3/16........................    1,500         69,375
                                                                     ----------
                                                                         69,375
                                                                     ----------
Retail-3.28%
Kmart Financing........................................    1,300         71,175
                                                                     ----------
                                                                         71,175
                                                                     ----------
Total Convertible Preferred Stock
  (cost $592,712)......................................                 602,768
                                                                     ----------

                                                        Principal      Market
                                                          Amount        Value

REPURCHASE AGREEMENTS-0.60%
With Chase Manhattan 5.80% 7/1/97 (dated
  6/30/97, collaterized by $3,000 U.S. Treasury
  Notes 5.375% due 11/30/97, market value
  $2,700 and $2,000 U.S. Treasury Notes 5.375%
  due 11/30/97, market value $1,889)...................   $5,000         $5,000
With J.P. Morgan Securities 5.95% 7/1/97 (dated
  6/30/97, collaterized by $3,000 U.S. Treasury
  Notes 5.125% due 4/30/98, market value
  $2,701 and $2,000 U.S. Treasury Notes 5.125%
  due 4/30/98, market value $1,646)....................    4,000          4,000
With PaineWebber 5.80% 7/1/97 (dated
  6/30/97, collaterized by $1,000 U.S. Treasury
  Notes 7.25% due 2/15/98 market value
  $1,551 and $3,000 U.S. Treasury Notes 9.125%
  due 5/15/99 market value $2,788).....................    4,000          4,000
                                                                     ----------
Total Repurchase Agreements cost $13,000)..............                  13,000
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES (cost $2,025,425)-95.55%.            2,075,965
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-4.45%.....               96,650
                                                                     ----------
NET ASSETS APPLICABLE TO 209,573 SHARES ($0.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $10.37 PER SHARE-100.00%.....           $2,172,615
                                                                     ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common Stock,  $0.01 par value  750,000,000  shares
  authorized to the Fund with 50,000,000 shares allocated
  to the Series...........................................           $2,097,983
Accumulated undistributed:
    Net investment income.................................               17,649
    Net realized gain on investments......................                6,443
    Net unrealized appreciation on investments............               50,540
                                                                     ----------
Total net assets..........................................           $2,172,615
                                                                     ==========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-Quantum Series
Statement of Net Assets
June 30, 1997
(Unaudited)

                                                         Number        Market
                                                        of Shares       Value

 COMMON STOCK-94.95%
 Automobiles & Automotive Parts-0.21%
 Paccar............................................       100         $  4,644
                                                                      --------
                                                                         4,644
                                                                      --------
 Banking, Finance & Insurance-31.80%
 Ahmanson (H.F.) & Co..............................       640           27,520
 Allstate..........................................       290           21,170
 AmSouth Bancorporation............................       600           22,687
 Bank of Boston....................................       265           19,097
 Bank of New York..................................       405           17,618
 BankAmerica.......................................       520           33,573
 Bear Stearns......................................       775           26,495
 Chase Manhattan...................................       270           26,207
 CIGNA.............................................       180           31,950
 City National.....................................       760           18,288
 Comdisco..........................................     1,000           26,000
 Comerica..........................................       380           25,840
 Edwards (A.G.)....................................       610           26,306
 First Chicago NBD.................................       265           16,033
 First Union.......................................       150           13,875
 First of America Bank.............................       513           23,447
 Marsh & McLennan..................................       440           31,405
 Mellon Bank.......................................       675           30,459
 Mercury General...................................       160           11,640
 Mid Ocean.........................................       100            5,244
 NationsBank.......................................       500           32,250
 Old Republic International........................       600           18,187
*Oxford Health Plans...............................       375           26,918
 Paine Webber Group................................       705           24,675
*Reliance Group Holdings...........................     1,820           21,613
*Republic New York.................................       125           13,438
*Student Loan Marketing Association................       265           33,655
 SunAmerica........................................       520           25,350
 Travelers Group...................................       700           44,144
                                                                      --------
                                                                       695,084
                                                                      --------
__________________

Top 10 stocks holdings, representing 19.3% of net assets, are in bold.

                                                         Number        Market
                                                        of Shares       Value

 COMMON STOCK (Continued)
 Buildings & Materials-0.60%
 Oakwood Homes.....................................       550         $ 13,200
                                                                      --------
                                                                        13,200
                                                                      --------
 Cable, Media & Publishing-2.66%
 Ennis Business Forms..............................       355            3,417
 Harland (John H.).................................       425            9,695
 New York Times....................................       415           20,958
 Omnicom Group.....................................       390           24,034
                                                                      --------
                                                                        58,104
                                                                      --------
 Chemicals-0.44%
 Avery Dennison....................................       135            5,417
 International Flavors & Fragrances                        85            4,293
                                                                      --------
                                                                         9,710
                                                                      --------
 Computers & Technology-9.32%
*Cadence Design Systems............................       640           21,440
*Compaq Computer...................................       450           44,663
 Deluxe............................................       465           15,868
 HBO...............................................       425           29,272
*Microsoft.........................................       360           45,529
*Quantum...........................................     1,140           23,192
*Western Digital...................................       750           23,719
                                                                      --------
                                                                       203,683
                                                                      --------
 Consumer Products-2.27%
 Avon Products.....................................       385           27,167
 Clorox............................................       170           22,440
                                                                      --------
                                                                        49,607
                                                                      --------
 Electronics & Electrical Equipment-2.08%
*American Power Conversion.........................     1,225           23,160
 Anixter International.............................     1,300           22,344
                                                                      --------
                                                                        45,504
                                                                      --------
 Energy-2.79%
*Global Marine.....................................       850           19,763
 Helmerich & Payne.................................       140            8,068
*Oryx Energy.......................................       800           16,900
 Union Texas Petroleum.............................       775           16,227
                                                                      --------
                                                                        60,958
                                                                      --------

Quantum Series
Statement of Net Assets (Continued)

                                                         Number        Market
                                                        of Shares       Value

 COMMON STOCK (Continued)
 Food, Beverage & Tobacco-9.18%
*Boston Chicken....................................     1,255         $ 17,531
 Campbell Soup.....................................       450           22,500
 Coca Cola.........................................       570           39,758
 Flowers Industries................................     1,340           22,529
 Hershey Foods.....................................       510           28,209
 Hormel Foods......................................       160            4,300
 International Multifoods..........................       150            3,769
 Interstate Bakeries...............................       465           27,580
 Quaker Oats.......................................       500           22,438
 Ralston-Purina Group..............................       145           11,917
                                                                      --------
                                                                       200,531
                                                                      --------
 Healthcare & Pharmaceuticals-6.66%
*Amgen.............................................       375           21,785
*Healthsouth.......................................       895           22,319
 Johnson & Johnson.................................       540           34,763
*Lincare Holdings..................................       495           21,300
*Phycor............................................       275            9,462
 Schering-Plough...................................       750           35,906
                                                                      --------
                                                                       145,535
                                                                      --------
 Leisure, Lodging & Entertainment-1.95%
 Callaway Golf.....................................       830           29,465
 Fleetwood Enterprises.............................       130            3,876
 King World Productions............................       265            9,275
                                                                      --------
                                                                        42,616
                                                                      --------
 Metals & Mining-0.47%
 Cleveland Cliffs Iron.............................       250           10,188
                                                                      --------
                                                                        10,188
                                                                      --------
 Packaging & Containers-0.87%
*Sealed Air........................................       400           19,000
                                                                      --------
                                                                        19,000
                                                                      --------

                                                         Number        Market
                                                        of Shares       Value

 COMMON STOCK (Continued)
 Retail-9.17%
 CVS Corporation...................................       200         $ 10,250
 Gap...............................................       440           17,105
 Jostens...........................................       345            9,099
 Ross Stores.......................................       875           28,574
*Safeway...........................................       630           29,059
 Sears,Roebuck.....................................       535           28,756
 TJX...............................................     1,180           31,123
 Tiffany...........................................       615           28,405
*Woolworth.........................................       750           18,000
                                                                     ---------
                                                                       200,371
                                                                     ---------
 Telecommunications-11.54%
*ADC Telecommunications............................       860           28,756
 Ameritech.........................................       645           43,820
*Ascend Communications.............................       140            5,499
 NYNEX.............................................       475           27,372
*PairGain Technologies.............................       835           12,969
 SBC Communications................................       620           38,363
*Tellabs...........................................       630           35,162
 U.S. West Communications Group....................     1,600           60,300
                                                                     ---------
                                                                       252,241
                                                                     ---------
 Textiles, Apparel & Furniture-1.51%
  NIKE.............................................       240           14,010
*Tommy Hilfiger....................................       470           18,888
                                                                     ---------
                                                                        32,898
                                                                     ---------
 Transportation & Shipping-1.43%
*AMR...............................................       230           21,275
*UAL...............................................       140           10,019
                                                                     ---------
                                                                        31,294
                                                                     ---------
 Total Common Stock (cost $1,961,882)..............                  2,075,168
                                                                     ---------

Quantum Series
Statement of Net Assets (Continued)


                                                        Principal      Market
                                                          Amount        Value

REPURCHASE AGREEMENTS-5.76%
With Chase Manhattan 5.80% 7/01/97 (dated
  6/30/97, collateralized by $44,000
  U.S. Treasury Notes 5.375% due 11/30/97,
  market value $44,480)...............................   $44,000     $   44,000
With J.P. Morgan Securities 5.95% 7/01/97
  (dated 6/30/97, collateralized by $42,000
  U.S. Treasury Notes 5.125% due 4/30/98,
  market value $42,137)...............................    41,000         41,000
With PaineWebber 5.80% 7/01/97 (dated
  6/30/97, collateralized by $26,000
  U.S. Treasury Notes 7.25% due 2/15/98,
  market value $27,022 and $14,000
  U.S. Treasury Notes 9.125% due 5/15/99,
  market value $15,032)...............................   $41,000     $   41,000
                                                                     ----------
Total Repurchase Agreements (cost $126,000)...........                  126,000
                                                                     ----------
TOTAL MARKET VALUE OF SECURITIES
  (cost $2,087,882)-100.71%...........................                2,201,168
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.71%)                 (15,533)
                                                                     ----------
NET ASSETS APPLICABLE TO 202,494 SHARES ($0.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $10.79 PER SHARE-100.00%....            $2,185,635
                                                                     ==========
COMPONENTS OF NET ASSETS AT JUNE  30, 1997:
Common stock, $0.01 par value, 750,000,000  shares
  authorized to the Fund with 50,000,000 shares allocated
  to the Series..........................................            $2,059,023
Accumulated  undistributed:
  Net investment income..................................                 3,212
  Net realized gain on investments.......................                10,114
  Net unrealized appreciation of investments.............               113,286
                                                                     ----------
Total net assets.........................................            $2,185,635
                                                                     ==========
________________
*Non-income producing security for the period ended June 30, 1997.

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statements of Assets and Liabilities
June 30, 1997
(Unaudited)

                                    Decatur                 Capital         Cash                            International
                                 Total Return  Delchester   Reserves      Reserves     DelCap     Delaware     Equity       Value
                                    Series       Series      Series        Series      Series      Series      Series       Series
                                  -----------  ----------  -----------  ----------- ----------- ----------- ------------ -----------
ASSETS:
Investments at market............$267,341,361 $77,844,497  $28,652,611  $31,229,060 $94,929,531 $97,886,995 $190,283,836 $48,394,901
Cash and foreign currencies......      59,743     501,825       -             6,053      -           -            -          660,835
Dividends and interest receivable     590,422   1,485,354      254,277      129,190      13,169     366,279    1,491,016      45,697
Subscriptions receivable.........     143,356      77,434           73       19,242      74,853     337,454      350,072   1,812,577
Receivable for securities sold ..   1,741,049      -           292,699       -        2,484,191     773,895       -           51,531
Other assets                            1,950      -            -            -            1,357      -           202,705      -
                                 ------------  ----------  -----------  ----------- ----------- ----------- ------------ -----------
  Total assets................... 269,877,881  79,909,110   29,199,660   31,383,545  97,503,101  99,364,623  192,327,629  50,965,541
                                 ------------  ----------  -----------  ----------- ----------- ----------- ------------ -----------

LIABILITIES:
Liquidations payable.............     466,488       5,101       77,237      850,638      12,485      10,908       -              205
Payable for securities purchased    4,318,039     104,475      839,091       -          379,580     748,640    3,834,830     748,198
Other accounts payable and
  accrued expenses...............     165,431      51,745      589,619       19,536      81,964     404,177    1,965,766      64,766
                                 ------------  ----------  -----------  ----------- ----------- ----------- ------------ -----------
  Total liabilities..............   4,949,958     161,321    1,505,947      870,174     474,029   1,163,725    5,800,596     813,169
                                 ------------  ----------  -----------  ----------- ----------- ----------- ------------ -----------

TOTAL NET ASSETS.................$264,927,923 $79,747,789  $27,693,713  $30,513,371 $97,029,072 $98,200,898 $186,527,033 $50,152,372
                                 ============ ===========  ===========  =========== =========== =========== ============ ===========
Investments at cost..............$221,388,114 $75,409,337  $28,462,271  $31,229,060 $79,404,482 $83,375,520 $154,420,181 $40,718,687
                                 ============ ===========  ===========  =========== =========== =========== ============ ===========

                                                 Global    Strategic                  Emerging  Convertible
                                    Trend         Bond       Income        Devon       Markets   Securities   Quantum
                                    Series       Series      Series        Series      Series      Series      Series
                                  -----------  ----------  -----------  ----------- ----------- ----------- ------------
ASSETS:
Investments at market............ $76,663,492 $15,472,719  $ 3,096,147  $ 3,420,357 $ 3,351,492 $ 2,075,965  $ 2,201,168
Cash and foreign currencies
 (cost of foreign currencies are
 $32,722 for the Emerging
 Markets Series)..................      -             925       26,550        1,461      40,622      82,329        2,988
Dividends and interest receivable.      2,510     373,415       69,368        3,920       4,692      12,191        1,836
Subscriptions receivable..........    152,552      58,736       12,109       73,414      56,468       6,087       31,567
Receivable for securities sold....  1,454,117    1,925,37        -            -           -          67,900       46,152
Other assets......................        156       -            -            -           -           -            -
                                  -----------  ----------  -----------  ----------- ----------- ----------- ------------
  Total assets.................... 78,272,827  17,830,932    3,204,174    3,499,152   3,453,274   2,244,472    2,283,711
                                  -----------  ----------  -----------  ----------- ----------- ----------- ------------

LIABILITIES:
Liquidations payable..............     48,676          37        -            -           -           -            -
Payable for securities purchased..  1,104,418   2,850,726      166,350      232,914     235,376      69,305       95,822
Other accounts payable and accrued
  expenses........................    115,825      72,574        3,625        2,872       5,949       2,552        2,254
                                  -----------  ----------  -----------  ----------- ----------- ----------- ------------
  Total liabilities..............   1,268,919   2,923,337      169,975      235,786     241,325      71,857       98,076
                                  -----------  ----------  -----------  ----------- ----------- ----------- ------------
  TOTAL NET ASSETS .............. $77,003,908 $14,907,595   $3,034,199   $3,263,366  $3,211,949  $2,172,615   $2,185,635
                                  =========== ===========   ==========   ==========  ==========  ==========   ==========
Investments at cost.............. $68,798,170 $15,425,676   $3,069,720   $3,265,591  $3,178,352  $2,025,425   $2,087,882
                                  =========== ===========   ==========   ==========  ==========  ==========   ==========

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statement of Operations
(Unaudited)

                                                                     Six Months Ended 6/30/97

                                        Decatur                   Capital          Cash                              International
                                     Total Return   Delchester    Reserves       Reserves      DelCap      Delaware     Equity
                                        Series        Series       Series         Series       Series       Series      Series
                                      -----------   ----------   -----------   -----------  -----------  ----------- -------------
INVESTMENT INCOME:
Interest...........................  $   211,318    $3,552,918    $981,587       $846,437    $  297,660   $1,052,755   $   269,743
Dividends..........................    2,905,712       149,485       -               -           56,526      559,026     3,177,569
Foreign tax withheld...............        -             -           -               -             -          -           (250,245)
                                       3,117,030     3,702,403     981,587        846,437       354,186    1,611,781     3,197,067
EXPENSES:
Management fees....................      633,817       216,768      81,883         75,993       319,707      256,553       577,074
Custodian fees.....................        4,221         -           1,512          2,702         5,297        1,050        54,438
Dividend disbursing and transfer
 agent fees and expenses ..........       10,614         1,666       1,954          1,420         4,212          675         4,460
Registration fees..................       21,718         2,945         750          1,650         5,559          931         5,675
Reports and statements to
 shareholders......................        2,600         3,177       1,000          1,110         1,748        1,126         7,040
Accounting fees and salaries.......       48,273        16,721       6,254          7,093        19,790        6,262        28,586
Professional fees..................        5,769         4,927       3,708          2,395         1,420          364         4,056
Directors' fees....................        1,851           838         500            520           934          932         1,431
Taxes (other than taxes on
 income)...........................        7,966         1,828         856          1,360         5,251        2,213         5,043
Other..............................       12,202         2,678         941            557         4,984       10,260        10,076
                                     -----------    ----------    --------       --------    ----------   ----------   -----------
                                         749,031       251,548      99,358         94,800       368,902      280,366       697,879
Less expenses absorbed by Delaware
 Management Company, Inc. or
 Delaware International Advisers
  Ltd..............................        -             -            -              -          (31,450)      -            (88,086)
                                     -----------    ----------    --------       --------    ----------   ----------   -----------
NET INVESTMENT INCOME..............    2,367,999     3,450,855     882,229        751,637        16,734    1,331,415     2,587,274
                                     -----------    ----------    --------       --------    ----------   ----------   -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investment transactions...........    9,630,955     1,172,737     (63,228)          -        3,155,394    4,620,764       208,785
 Foreign currencies................        -             -            -              -        2,445,945       -              -
                                     -----------    -----------    -------       --------    ----------   ----------   -----------
Net realized gain (loss)...........    9,630,955     1,172,737     (63,228)          -        3,155,394    4,620,764     2,654,730
Net change in unrealized
 appreciation (depreciation) during
 the period:
 Investment transactions ..........   24,475,763      (156,527)    (24,363)          -        2,073,754    3,870,900    16,254,808
 Foreign currencies................        -             -            -              -             -          -           (296,104)
                                     -----------     ---------    --------       --------    ----------   ----------   -----------
  Net change in unrealized
   appreciation (depreciation).....   24,475,763      (156,527)    (24,363)          -        2,073,754    3,870,900    15,958,704
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES ...........   34,106,718     1,016,210     (87,591)          -        5,229,148    8,491,664    18,613,434
                                     -----------     ---------    --------       --------    ----------   ----------   -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.......... $36,474,717    $4,467,065    $794,638       $751,637    $5,245,882   $9,823,079   $21,200,708
                                     ===========    ==========    ========       ========    ==========   ==========   ===========

                             See accompanying notes

PART II



                                                                  Global
                                        Value         Trend        Bond
                                        Series        Series       Series
                                      -----------   ----------   -----------
INVESTMENT INCOME:
Interest...........................   $  86,510     $  235,961    $427,551
Dividends..........................     255,050         54,914       -
Foreign tax withheld...............        -              -         (2,231)
                                     ----------     ----------    --------
                                        341,560        290,875     425,320
                                     ----------     ----------    --------
EXPENSES:
Management fees....................     129,672        243,484      46,622
Custodian fees.....................       6,074         10,339       1,603
Dividend disbursing and transfer
 agent fees and expenses ..........         920          3,351       1,262
Registration fees..................       6,400          1,211       1,930
Reports and statements to
 shareholders......................       3,002          2,178       1,300
Accounting fees and salaries.......       6,892         14,953       2,915
Professional fees..................       3,651          3,632       7,250
Directors' fees....................         527            766         319
Taxes (other than taxes on
 income)...........................       1,359          2,065       2,200
Other..............................         372          1,964       1,303
                                     ----------     ----------    --------
                                        158,869        283,943      66,704
Less expenses absorbed by Delaware
 Management Company, Inc. or
 Delaware International Advisers
  Ltd..............................     (22,400)       (26,767)    (17,567)
                                     ----------     ----------    --------
NET INVESTMENT INCOME..............     205,091         33,699     376,183
                                     ----------     ----------    --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investment transactions...........   1,111,591         17,687    (200,796)
 Foreign currencies................        -              -         93,001
                                     ----------     ----------    --------
Net realized gain (loss)...........   1,111,591         17,687    (107,795)
Net change in unrealized
 appreciation (depreciation) during
 the period:
 Investment transactions ..........   4,720,554      3,715,409    (206,453)
 Foreign currencies................        -              -         12,036
                                     ----------     ----------    --------
  Net change in unrealized
   appreciation (depreciation).....   4,720,554      3,715,409    (194,417)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES ...........   5,832,145      3,733,096    (302,212)
                                     ----------     ----------    --------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.......... $6,037,236     $3,766,795     $73,971
                                     ==========     ==========    ========


Delaware Group Premium Fund, Inc.
Statement of Operations (Continued)


                                            5/1/97* to                        5/1/97* to       5/1/97* to
                                              6/30/97        5/1/97* to        6/30/97           6/30/97          5/1/97* to
                                             Strategic         6/30/97         Emerging        Convertible          6/30/97
                                              Income           Devon           Markets         Securities           Quantum
                                              Series           Series          Series            Series             Series
                                            ----------       ----------      -----------      ------------       -----------
INVESTMENT INCOME:
Interest..............................        $36,040         $  4,096         $  7,033           $15,938           $  2,045
Dividends.............................           -               6,356            8,989             4,263              3,422
Foreign tax withheld..................           -                -                (911)             -                  -
                                              -------          -------         --------           -------           --------
                                               36,040           10,452           15,111            20,201              5,467
                                              -------          -------         --------           -------           --------
EXPENSES:
Management fees.......................          2,979            2,259            5,001             2,514              2,191
Custodian fees........................            958              650            5,312             2,965              1,163
Dividend disbursing and transfer
  agent fees and expenses ............            200              140              120             3,019                137
Registration fees.....................          1,850              800            2,538             1,500                695
Reports and statements to shareholders            300              373              275               391                550
Accounting fees and salaries .........            286              245              253               207                185
Professional fees.....................          1,009            1,317            1,150             1,598                875
Directors' fees.......................             39               38               38                38                 37
Taxes (other than taxes on income)....             55               50               46             1,100                 22
Other.................................             64              145               61               587                612
                                              -------          -------         --------           -------           --------
                                                7,740            6,017           14,794            13,919              6,467
Less expenses absorbed by Delaware
  Management Company, Inc. or Delaware
  International Advisers Ltd. ........         (4,114)          (3,145)          (8,845)          (11,367)            (4,212)
                                              -------          -------         --------           -------           --------
NET INVESTMENT INCOME ................         32,414            7,580            9,162            17,649              3,212
                                              -------          -------         --------           -------           --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investment transactions ............          8,102           20,141           20,750             6,443             10,114
  Foreign currencies..................         (2,682)            -              (1,415)             -                   -
                                              -------          -------         --------           -------           --------
Net realized gain.....................          5,420           20,141           19,335             6,443             10,114

Net change in unrealized appreciation
  (depreciation) during the period
  Investment transactions ............         26,148          154,766          173,140            50,540            113,286
  Foreign currencies..................           -                 -                (46)             -                  -
                                              -------          -------         --------           -------           --------
   Net change in unrealized
    appreciation (depreciation) ......         26,148          154,766          173,094            50,540            113,286
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCIES .............         31,568          174,907          192,429            56,983            123,400
                                              -------          -------         --------           -------           --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...........        $63,982         $182,487         $201,591           $74,632           $126,612
                                              =======         ========         ========           =======           ========

_____________________
*Date of commencement of operations.

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statements of Changes in Net Assets
(Unaudited)

                                                                       Six Months Ended 6/30/97

                                          Decatur                   Capital          Cash                              International
                                       Total Return   Delchester    Reserves       Reserves      DelCap      Delaware     Equity
                                          Series        Series       Series         Series       Series       Series      Series
                                        -----------   ----------   -----------   -----------  -----------  ----------- -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income ...............  $  2,367,999   $ 3,450,855  $   882,229  $   751,637  $    16,734   $1,331,415   $ 2,587,274
Net realized gain (loss) on
 investments and foreign currencies .     9,630,955     1,172,737      (63,228)        -       3,155,394    4,620,764     2,654,730
Net change in unrealized appreciation
 (depreciation) during the period ...    24,475,763      (156,527)     (24,363)        -       2,073,754    3,870,900    15,958,704
                                       ------------   -----------   ----------  -----------  -----------   ----------  ------------
Net increase (decrease) in net
 assets resulting from operations ...    36,474,717     4,467,065      794,638      751,637    5,245,882    9,823,079    21,200,708
                                       ------------   -----------   ----------  -----------  -----------   ----------  ------------
DISTRIBUTION TO
 SHAREHOLDERS FROM:
Net investment income ...............    (2,170,882)   (3,381,154)    (882,697)    (751,637)        -      (2,100,694)   (4,927,079)
Net realized gain from
 security transactions ..............   (14,788,457)         -            -            -      (4,513,513)  (4,899,878)         -
                                       ------------   -----------   ----------  -----------  -----------   ----------  ------------
                                        (16,959,339)   (3,381,154)    (882,697)    (751,637)  (4,513,513)  (7,000,572)   (4,927,079)
                                       ------------   -----------   ----------  -----------  -----------   ----------  ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ...........    73,014,133    13,451,883    2,482,264   50,713,775   17,537,843   17,722,077    36,520,794
Net asset value of shares
 issues upon reinvestment of
 dividends from net investment
 income and net realized gain
 on security transactions ...........    16,959,339     3,381,154      882,697      751,583    4,513,513    7,000,572     4,927,079
                                       ------------   -----------   ----------  -----------  -----------   ----------  ------------
                                         89,973,472    16,833,037    3,364,961   51,465,358   22,051,356   24,722,649    41,447,873
Cost of shares repurchased ..........   (11,207,504)   (5,835,847)  (3,350,802) (47,430,541)  (5,655,129)  (4,746,365)   (2,622,186)
                                       ------------   -----------   ----------  -----------  -----------   ----------  ------------
Increase in net assets derived
 from capital share transactions ....    78,765,968    10,997,190       14,159    4,034,817   16,396,227   19,976,284    38,825,687
                                       ------------   -----------   ----------  -----------  -----------   ----------  ------------
NET INCREASE (DECREASE) IN
 NET ASSETS .........................    98,281,346    12,083,101      (73,900)   4,034,817   17,128,596   22,798,791    55,099,316
                                       ------------   -----------   ----------  -----------  -----------   ----------  ------------
NET ASSETS:
Beginning of period .................   166,646,577    67,664,677   27,767,613   26,478,554   79,900,476   75,402,107   131,427,717
                                       ------------   -----------   ----------  -----------  -----------   ----------  ------------
End of period .......................  $264,927,923   $79,747,778  $27,693,713  $30,513,371  $97,029,072  $98,200,898  $186,527,033
                                       ============   ===========  ===========  ===========  ===========  ===========  ============

                             See accompanying notes

PART II



                                                                     Global
                                          Value         Trend         Bond
                                          Series        Series       Series
                                        -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income ...............   $   205,091   $    33,699   $   376,183
Net realized gain (loss) on
 investments and foreign currencies .     1,111,591        17,687      (107,795)
Net change in unrealized appreciation
 (depreciation) during the period ...     4,720,554     3,715,409      (194,417)
                                        -----------   -----------   -----------
Net increase (decrease) in net
 assets resulting from operations ...     6,037,236     3,766,795        73,971
                                        -----------   -----------   -----------
DISTRIBUTION TO
 SHAREHOLDERS FROM:
Net investment income ...............      (197,794)     (204,613)     (319,448)
Net realized gain from
 security transactions ..............    (1,672,255)     (736,608)      (83,855)
                                        -----------   -----------   -----------
                                         (1,870,049)     (941,221)     (403,303)
                                        -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ...........    21,226,552    22,147,515     6,694,632
Net asset value of shares
 issues upon reinvestment of
 dividends from net investment
 income and net realized gain
 on security transactions ...........     1,870,049       941,221       403,303
                                        -----------   -----------   -----------
                                         23,096,601    23,088,736     7,097,935
Cost of shares repurchased ..........      (794,156)   (5,333,895)   (1,331,826)
                                        -----------   -----------   -----------
                                         22,302,445    17,754,841     5,766,109
                                        -----------   -----------   -----------
Increase in net assets derived
 from capital share transactions ....    22,302,445    17,754,841     5,766,109
                                        -----------   -----------   -----------
NET INCREASE (DECREASE) IN
 NET ASSETS .........................    26,469,632    20,580,415     5,436,777
                                        -----------   -----------   -----------
NET ASSETS:
Beginning of period .................    23,682,740    56,423,493     9,470,818
                                        -----------   -----------   -----------
End of period .......................   $50,152,372   $77,003,908   $14,907,595
                                        ===========   ===========   ===========

Delaware Group Premium Fund, Inc.
Statements of Changes in Net Assets (Continued)
(Unaudited)


                                            5/1/97* to                        5/1/97* to       5/1/97* to
                                              6/30/97        5/1/97* to        6/30/97           6/30/97          5/1/97* to
                                             Strategic         6/30/97         Emerging        Convertible         6/30/97
                                              Income            Devon           Markets         Securities         Quantum
                                              Series            Series          Series            Series            Series
                                            ----------       ----------       ----------       -----------        -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income....................   $   32,414       $    7,580      $    9,162        $    17,649        $    3,212
Net realized gain (loss) on investments
  and foreign currencies.................        5,420           20,141          19,335              6,443            10,114
Net change in unrealized appreciation
  (depreciation) during the period.......       26,148          154,766         173,094             50,540           113,286
                                            ----------       ----------      ----------        -----------        ----------
Net increase (decrease) in net assets
  resulting from operations..............       63,982          182,487         201,591             74,632           126,612
                                            ----------       ----------      ----------        -----------        ----------
DISTRIBUTION TO
 SHAREHOLDERS FROM:
Net investment income....................         -                -               -                 -                 -
Net realized gain from
  security transactions .................         -                -               -                 -                 -
                                            ----------       ----------      ----------        -----------        ----------
                                                  -                -               -                 -                 -
                                            ----------       ----------      ----------        -----------        ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ...............    2,974,760        3,081,096       3,010,641          2,098,013         2,059,185
Net asset value of shares issues
 upon reinvestment of dividends
 from net investment income and net
 realized gain on security transactions..         -                -               -                 -                 -
                                            ----------       ----------      ----------        -----------        ----------
                                             2,974,760        3,081,096       3,010,641          2,098,013         2,059,185
Cost of shares repurchased ..............       (4,543)            (217)           (283)               (30)             (162)
                                            ----------       ----------      ----------        -----------        ----------
Increase in net assets derived
  from capital share transactions .......    2,970,217        3,080,879       3,010,358          2,097,983         2,059,023
                                            ----------       ----------      ----------        -----------        ----------
NET INCREASE (DECREASE) IN
  NET ASSETS ............................    3,034,199        3,263,366       3,211,949          2,172,615         2,185,635
                                            ----------       ----------      ----------        -----------        ----------
NET ASSETS:
Beginning of period......................         -                -               -                 -                 -
                                            ----------       ----------      ----------        -----------        ----------
End of period ...........................   $3,034,199       $3,263,366      $3,211,949         $2,172,615        $2,185,635
                                            ==========       ==========      ==========        ===========        ==========

_______________
*Date of commencement of operations.

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statement of Changes in Net Assets (Continued)

                                                                                           Year Ended 12/31/96
                                      Decatur                         Capital         Cash
                                   Total Return     Delchester       Reserves       Reserves        DelCap        Delaware
                                      Series          Series          Series         Series         Series         Series
                                   ------------     ----------       --------       --------        ------        --------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income (loss)....  $  3,405,801     $ 5,569,157     $ 1,772,824     $ 1,073,967   $   (71,762)   $ 2,396,290
Net realized gain (loss) on
 investments and foreign
 currencies.....................    14,743,863         684,792        (292,042)          -         4,627,563      4,893,415
Net change in unrealized
 appreciation (depreciation)
 during the period..............     6,445,954         953,156        (383,633)          -         3,704,225      2,885,535
                                  ------------     -----------     -----------     -----------   -----------    -----------
Net increase in net assets
 resulting from operations......    24,595,618       7,207,105       1,097,149       1,073,967     8,260,026     10,175,240
                                  ------------     -----------     -----------     -----------   -----------    -----------
SHAREHOLDERS FROM:
Net investment income...........    (3,496,319)     (5,569,157)     (1,772,356)     (1,073,967)     (270,847)    (2,087,278)
Net realized gain from security
 transactions...................    (8,895,014)           -              -               -        (4,585,059)    (2,685,289)
                                  ------------     -----------     -----------     -----------   -----------    -----------
                                   (12,391,333)     (5,569,157)     (1,772,356)     (1,073,967)   (4,855,906)    (4,772,567)
                                  ------------     -----------     -----------     -----------   -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold.......    52,083,570      17,364,098       5,108,430      57,526,653    24,165,659     10,105,572
Net asset value of shares issued
 upon reinvestment of dividends
 from net investment income and
 net realized gain on security
 transactions...................    12,391,333       5,569,157       1,772,356       1,073,758     4,855,906      4,772,567
                                  ------------     -----------     -----------     -----------   -----------    -----------
                                    64,474,903      22,933,255       6,880,786      58,600,411    29,021,565     14,878,139
Cost of shares repurchased......   (19,036,067)    (13,511,480)     (6,372,705)    (48,460,039)  (10,647,798)    (8,093,881)
                                  ------------     -----------     -----------     -----------   -----------    -----------
Increase in net assets derived
 from capital share
 transactions...................    45,438,836       9,421,775         508,081      10,140,372    18,373,767      6,784,258
                                  ------------     -----------     -----------     -----------   -----------    -----------
NET INCREASE (DECREASE) IN
 NET ASSETS.....................    57,643,121      11,059,723        (167,126)     10,140,372    21,777,887     12,186,931
                                  ------------     -----------     -----------     -----------   -----------    -----------
NET ASSETS:
Beginning of period.............   109,003,456      56,604,954      27,934,739      16,338,182    58,122,589     63,215,176
                                  ------------     -----------     -----------     -----------   -----------    -----------
End of period...................  $166,646,577     $67,664,677     $27,767,613     $26,478,554   $79,900,476    $75,402,107
                                  ============     ===========     ===========     ===========   ===========    ===========

------------------
*Date of commencement of operations.

                             See accompanying notes

                                                                             5/2/96*
                                                                               to
                                                                            12/31/96
                                  International                               Global
                                      Equity         Value       Trend         Bond
                                      Series         Series      Series       Series
                                  -------------      ------      ------       ------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income (loss)....   $  2,763,530   $   200,524  $   185,659  $  231,186
Net realized gain (loss) on
 investments and foreign
 currencies.....................      1,560,830     1,671,243      661,923      83,530
Net change in unrealized
 appreciation (depreciation)
 during the period..............     14,667,391     1,737,511    1,635,650     264,767
                                   ------------   -----------  -----------  ----------
Net increase in net assets
 resulting from operations......     18,991,751     3,609,278    2,483,232     579,483
                                   ------------   -----------  -----------  ----------
SHAREHOLDERS FROM:
Net investment income...........     (2,695,399)     (182,035)    (131,779)   (119,481)
Net realized gain from security
 transactions...................       (725,191)     (455,088)  (1,171,368)       -
                                   ------------   -----------  -----------  ----------
                                     (3,420,590)     (637,123)  (1,303,147)   (119,481)
                                   ------------   -----------  -----------  ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold.......     37,727,987    10,317,936   49,046,522   9,137,415
Net asset value of shares issued
 upon reinvestment of dividends
 from net investment income and
 net realized gain on security
 transactions...................      3,420,590       637,123    1,303,147     119,481
                                   ------------   -----------  -----------  ----------
                                     41,148,577    10,955,059   50,349,669   9,256,896
Cost of shares repurchased......     (6,840,060)   (2,173,784) (15,615,925)   (246,080)
                                   ------------   -----------  -----------  ----------
Increase in net assets derived
 from capital share
 transactions...................     34,308,517     8,781,275   34,733,744   9,010,816
                                   ------------   -----------  -----------  ----------
NET INCREASE (DECREASE) IN
 NET ASSETS.....................     49,879,678    11,753,430   35,913,829   9,470,818
                                   -----------   -----------  -----------  ----------
NET ASSETS:
Beginning of period.............     81,548,039    11,929,310   20,509,664        -
                                   ------------   -----------  -----------  ----------
End of period...................   $131,427,717   $23,682,740  $56,423,493  $9,470,818
                                   ============   ===========  ===========  ==========

------------------
*Date of commencement of operations.

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                 Decatur Total Return Series
                              -----------------------------------------------------------------
                                  Six
                                 Months
                                 Ended
                               6/30/97(1)                  Year Ended December 31,
                              (Unaudited)     1996       1995       1994       1993        1992
Net asset value, beginning
 of period................     $15.9800     $14.8300   $11.4800   $12.5100   $11.2200    $10.7500
Income from investment
 operations:
 Net investment income....       0.1590       0.3771     0.4155     0.4121     0.4341      0.4155
 Net realized and unrealized
  gain (loss) from
  investments & foreign
  currencies..............       2.5410       2.3979     3.5745    (0.4221)    1.2659      0.5045
                               --------     --------   --------   --------   --------    --------
 Net increase (decrease) in
  net assets from investment
  operations..............       2.7000       2.7750     3.9900    (0.0100)    1.7000      0.9200
                               --------     --------   --------   --------   --------    --------

Less dividends and
 distributions:
 Dividends from net
  investment income.......      (0.1700)     (0.4200)   (0.4300)   (0.4200)   (0.4100)    (0.4500)
 Distributions from net
  realized gain on
  security transactions...      (1.3500)     (1.2050)   (0.2100)   (0.6000)      none        none
                               --------     --------   --------   --------   --------    --------
 Total dividends and
  distributions...........      (1.5200)     (1.6250)   (0.6400)   (1.0200)   (0.4100)    (0.4500)
                               --------     --------   --------   --------   --------    --------
Net asset value, end of
 period...................     $17.1600     $15.9800   $14.8300   $11.4800   $12.5100    $11.2200
                               ========     ========   ========   ========   ========    ========
Total return..............       18.27%       20.72%     36.12%     (0.20%)    15.45%       8.82%

Ratios and supplemental data:
 Net assets, end of period
  (000's omitted).........     $264,928     $166,647   $109,003    $72,725    $65,519     $38,278
 Ratio of expenses to
  average net assets .....        0.71%        0.67%      0.69%      0.71%      0.75%       0.79%
 Ratio of expenses to
  average net assets prior
  to expense limitation...        0.71%        0.67%      0.69%      0.71%      0.76%       0.81%
 Ratio of net investment
  income to average net
  assets..................        2.25%        2.66%      3.24%      3.63%      3.95%       3.86%
 Ratio of net investment
  income to average net
  assets prior to expense
  limitation..............        2.25%        2.66%      3.24%      3.63%      3.94%       3.84%
 Portfolio turnover.......          54%          81%        85%        91%        67%         72%
 Average commission rate
  paid(2).................      $0.0600      $0.0600        N/A        N/A        N/A         N/A

----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

                                                        Delchester Series
                                 ------------------------------------------------------------
                                    Six
                                   Months
                                    Ended
                                  6/30/97(1)                Year Ended December 31,
                                 (Unaudited)    1996       1995     1994      1993     1992
Net asset value, beginning
 of period................         $9.1700     $8.9400   $8.5400   $9.7700  $9.2900   $9.1300
Income from investment
 operations:
 Net investment income....          0.4363      0.8532    0.8715    0.9621   0.9758    1.0224
 Net realized and unrealized
  gain (loss) from
  investments & foreign
  currencies..............          0.1118      0.2300    0.4000   (1.2300)  0.4800    0.1600
                                   -------     -------   -------   -------  -------   -------
 Net increase (decrease) in
  net assets from investment
  operations..............          0.5481      1.0832    1.2715   (0.2679)  1.4558    1.1824
                                   -------     -------   -------   -------  -------   -------

Less dividends and
 distributions:
 Dividends from net
  investment income.......         (0.4281)    (0.8532)  (0.8715)  (0.9621) (0.9758)  (1.0224)
 Distributions from net
  realized gain on
  security transactions...            none        none      none      none     none      none
                                   -------     -------   -------   -------  -------   -------
 Total dividends and
  distributions...........         (0.4281)    (0.8532)  (0.8715)  (0.9621) (0.9758)  (1.0224)
                                   -------     -------   -------   -------  -------   -------
Net asset value, end of
 period...................         $9.2900     $9.1700   $8.9400   $8.5400  $9.7700   $9.2900
                                   =======     =======   =======   =======  =======   =======
Total return..............           6.12%      12.79%    15.50%    (2.87%)  16.36%    13.44%

Ratios and supplemental data:
 Net assets, end of period
  (000's omitted).........         $79,748     $67,665   $56,605   $43,686  $34,915   $11,311
 Ratio of expenses to
  average net assets .....           0.70%       0.70%     0.69%     0.72%    0.80%     0.80%
 Ratio of expenses to
  average net assets prior
  to expense limitation...           0.70%       0.70%     0.69%     0.72%    0.82%     0.94%
 Ratio of net investment
  income to average net
  assets..................           9.59%       9.54%     9.87%    10.56%   10.05%    10.93%
 Ratio of net investment
  income to average net
  assets prior to expense
  limitation..............           9.59%       9.54%     9.87%    10.56%   10.03%    10.79%
 Portfolio turnover.......            104%         93%       74%       47%      43%       73%
 Average commission rate
  paid(2).................             N/A         N/A       N/A       N/A      N/A       N/A

----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                    Capital Reserves Series
                              -------------------------------------------------------------------
                                  Six
                                 Months
                                 Ended
                               6/30/97(1)                  Year Ended December 31,
                              (Unaudited)     1996       1995       1994       1993        1992
Net asset value, beginning
 of period................      $9.6900      $9.9300    $9.3000   $10.2600   $10.2000    $10.2300
Income from investment
 operations:
 Net investment income....       0.3099       0.6229     0.6431     0.6355     0.6357      0.6474
 Net realized and unrealized
  gain (loss) from
  investments & foreign
  currencies..............      (0.0300)     (0.2400)    0.6300    (0.9050)    0.1450      0.0600
                               --------     --------   --------   --------   --------    --------
 Net increase (decrease) in
  net assets from investment
  operations..............       0.2799       0.3829     1.2731    (0.2695)    0.7807      0.7074
                               --------     --------   --------   --------   --------    --------

Less dividends and
 distributions:
 Dividends from net
  investment income.......      (0.3099)     (0.6229)   (0.6431)   (0.6355)   (0.6357)    (0.6474)
 Distributions from net
  realized gain on
  security transactions...         none         none       none    (0.0550)   (0.0850)    (0.0900)
                               --------     --------   --------   --------   --------    --------
  Total dividends and
   distributions..........      (0.3099)     (0.6229)   (0.6431)   (0.6905)   (0.7207)    (0.7374)
                               --------     --------   --------   --------   --------    --------
Net asset value, end of
 period...................      $9.6600      $9.6900    $9.9300    $9.3000   $10.2600    $10.2000
                               ========     ========   ========   ========   ========    ========
Total return..............        2.94%        4.05%     14.08%     (2.68%)     7.85%       7.20%

Ratios and supplemental data:
 Net assets, end of period
  (000's omitted).........      $27,694      $27,768    $27,935    $25,975    $24,173      $9,790
 Ratio of expenses to
  average net assets .....        0.73%        0.72%      0.71%      0.74%      0.80%       0.80%
 Ratio of expenses to
  average net assets prior
  to expense limitation...        0.73%        0.72%      0.71%      0.74%      0.85%       0.98%
 Ratio of net investment
  income to average net
  assets..................        6.48%        6.43%      6.64%      6.57%      6.20%       6.39%
 Ratio of net investment
  income to average net
  assets prior to expense
  limitation..............        6.48%        6.43%      6.64%      6.57%      6.15%       6.21%
 Portfolio turnover.......         142%         122%       145%       219%       198%        241%

----------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                                                       Cash Reserves Series
                                 ------------------------------------------------------------
                                    Six
                                   Months
                                    Ended
                                  6/30/97(1)                Year Ended December 31,
                                 (Unaudited)    1996       1995     1994      1993     1992
Net asset value, beginning
 of period................        $10.0000    $10.0000  $10.0000  $10.0000 $10.0000  $10.0000
Income from investment
 operations:
 Net investment income....          0.2431      0.4824    0.5349    0.3614   0.2451    0.3202
 Net realized and unrealized
  gain (loss) from
  investments & foreign
  currencies..............            none        none      none      none     none      none
                                  --------    --------  --------  --------  -------   -------
 Net increase (decrease) in
  net assets from investment
  operations..............          0.2431      0.4824    0.5349    0.3614   0.2451    0.3202
                                  --------    --------  --------  --------  -------   -------
Less dividends and
 distributions:
 Dividends from net
  investment income.......         (0.2431)    (0.4824)  (0.5349)  (0.3614) (0.2451)  (0.3202)
 Distributions from net
  realized gain on
  security transactions...            none        none      none      none     none      none
                                  --------    --------  --------  --------  -------   -------
  Total dividends and
   distributions..........         (0.2431)    (0.4824)  (0.5349)  (0.3614) (0.2451)  (0.3202)
                                  --------    --------  --------  --------  -------   -------
Net asset value, end of
 period...................        $10.0000    $10.0000  $10.0000  $10.0000 $10.0000  $10.0000
                                  ========    ========  ========  ========  =======   =======
Total return..............           2.47%       4.93%     5.48%     3.68%    2.48%     3.25%

Ratios and supplemental data:
 Net assets, end of period
  (000's omitted).........         $30,513     $26,479   $16,338   $20,125  $10,245   $ 7,774
 Ratio of expenses to
  average net assets .....           0.62%       0.61%     0.62%     0.66%    0.80%     0.80%
 Ratio of expenses to
  average net assets prior
  to expense limitation...           0.62%       0.61%     0.62%     0.66%    0.86%     0.85%
 Ratio of net investment
  income to average net
  assets..................           4.94%       4.82%     5.35%     3.79%    2.44%     3.21%
 Ratio of net investment
  income to average net
  assets prior to expense
  limitation..............           4.94%       4.82%     5.35%     3.79%    2.38%     3.16%
 Portfolio turnover.......               -           -         -         -        -         -

----------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                         DelCap Series
                              -----------------------------------------------------------------
                                  Six
                                 Months
                                 Ended
                               6/30/97(1)                  Year Ended December 31,
                              (Unaudited)     1996       1995       1994       1993        1992
Net asset value, beginning
 of period................     $15.8900     $15.1300   $11.7500   $12.2400   $11.1200    $11.0300
Income from investment
 operations:
 Net investment income
  (loss)..................       0.0054      (0.0145)    0.0720     0.0694     0.0558      0.0225
 Net realized and unrealized
  gain (loss) from
  investments & foreign
  currencies..............       0.9146       2.0295     3.3780    (0.4994)    1.2142      0.1975
                               --------     --------   --------   --------   --------    --------
 Net increase (decrease) in
  net assets from investment
  operations..............       0.9200       2.0150     3.4500    (0.4300)    1.2700      0.2200
                               --------     --------   --------   --------   --------    --------

Less dividends and
 distributions:
 Dividends from net
  investment income.......         none      (0.0700)   (0.0700)   (0.0600)   (0.0200)    (0.0100)
 Distributions from net
  realized gain on
  security transactions...      (0.8700)     (1.1850)      none       none    (0.1300)    (0.1200)
                               --------     --------   --------   --------   --------    --------
 Total dividends and
  distributions...........      (0.8700)     (1.2550)   (0.0700)   (0.0600)   (0.1500)    (0.1300)
                               --------     --------   --------   --------   --------    --------
Net asset value, end of
 period...................     $15.9400     $15.8900   $15.1300   $11.7500   $12.2400    $11.1200
                               ========     ========   ========   ========   ========    ========
Total return..............        6.05%       14.46%     29.53%     (3.54%)    11.56%       1.99%

Ratios and supplemental data:
 Net assets, end of period
  (000's omitted).........     $ 97,029     $ 79,900   $ 58,123    $39,344    $33,180     $14,251
 Ratio of expenses to
  average net assets .....        0.80%        0.80%      0.80%      0.80%      0.80%       0.98%
 Ratio of expenses to
  average net assets prior
  to expense limitation...        0.83%        0.82%      0.85%      0.88%      1.00%       1.25%
 Ratio of net investment
  income to average net
  assets..................        0.04%       (0.11%)     0.61%      0.64%      0.67%       0.28%
 Ratio of net investment
  income to average net
  assets prior to expense
  limitation..............        0.01%       (0.13%)     0.56%      0.56%      0.47%       0.01%
 Portfolio turnover.......         147%          85%        73%        43%        57%         52%
 Average commission rate
  paid(2).................      $0.0599      $0.0600        N/A        N/A        N/A         N/A

----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

                                                        Delaware Series
                                 ------------------------------------------------------------
                                    Six
                                   Months
                                    Ended
                                  6/30/97(1)                Year Ended December 31,
                                 (Unaudited)    1996       1995     1994      1993     1992
Net asset value, beginning
 of period................        $16.6400    $15.5000  $12.6800  $13.3300 $13.5500  $12.9800
Income from investment
 operations:
 Net investment income
  (loss)..................          0.2277      0.5303    0.5088    0.4373   0.3280    0.4572
 Net realized and unrealized
  gain (loss) from
  investments & foreign
  currencies..............          1.5623      1.7647    2.7612   (0.4473)  0.6920    1.2328
                                   -------     -------   -------   -------  -------   -------
 Net increase (decrease) in
  net assets from investment
  operations..............          1.7900      2.2950    3.2700   (0.0100)  1.0200    1.6900
                                   -------     -------   -------   -------  -------   -------

Less dividends and
 distributions:
 Dividends from net
  investment income.......         (0.4500)    (0.5000)  (0.4500)  (0.3400) (0.4600)  (1.0600)
 Distributions from net
  realized gain on
  security transactions...         (1.0700)    (0.6550)     none   (0.3000) (0.7800)  (0.0600)
                                   -------     -------   -------   -------  -------   -------
 Total dividends and
  distributions...........         (1.5200)    (1.1550)  (0.4500)  (0.6400) (1.2400)  (1.1200)
                                   -------     -------   -------   -------  -------   -------
Net asset value, end of
 period...................        $16.9100    $16.6400  $15.5000  $12.6800 $13.3300  $13.5500
                                   =======     =======   =======   =======  =======   =======
Total return..............          11.70%      15.91%    26.58%    (0.15%)   8.18%    13.85%

Ratios and supplemental data:
 Net assets, end of period
  (000's omitted).........        $ 98,201    $ 75,402  $ 63,215  $ 47,731 $ 37,235   $15,150
 Ratio of expenses to
  average net assets .....           0.66%       0.68%     0.69%     0.70%    0.80%     0.86%
 Ratio of expenses to
  average net assets prior
  to expense limitation...           0.66%       0.68%     0.69%     0.70%    0.89%     0.94%
 Ratio of net investment
  income to average net
  assets..................           3.13%       3.56%     3.75%     3.71%    3.33%     3.60%
 Ratio of net investment
  income to average net
  assets prior to expense
  limitation..............           3.13%       3.56%     3.75%     3.71%    3.24%     3.52%
 Portfolio turnover.......             72%         92%      106%      140%     162%      202%
 Average commission rate
  paid(2).................         $0.0600     $0.0600       N/A       N/A      N/A       N/A

----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                   International Equity Series
                              -----------------------------------------------------------------
                                  Six
                                 Months
                                 Ended                                                 10/29/92(1)
                               6/30/97(3)             Year Ended December 31,              to
                              (Unaudited)     1996       1995       1994       1993     12/31/92
Net asset value, beginning
 of period................     $15.1100     $13.1200   $11.8400   $11.6200   $10.0300    $10.0000
Income from investment
 operations:
 Net investment income....       0.2182       0.5572     0.4194     0.2198     0.0523      0.0153
 Net realized and unrealized
  gain (loss) from
  investments & foreign
  currencies..............       1.8068       1.9658     1.1906     0.0802     1.5477      0.0147
                               --------     --------   --------   --------   --------    --------
 Net increase in net assets
  from investment
  operations..............       2.0250       2.5230     1.6100     0.3000    1.6000       0.0300
                               --------     --------   --------   --------   --------    --------

Less dividends and
 distributions:
 Dividends from net
  investment income.......      (0.5450)     (0.4200)   (0.2400)   (0.0700)   (0.0100)       none
 Distributions from net
  realized gain on
  security transactions...         none      (0.1130)   (0.0900)   (0.0100)      none        none
                               --------     --------   --------   --------   --------    --------
 Total dividends and
  distributions...........      (0.5450)     (0.5330)   (0.3300)   (0.0800)   (0.0100)       none
                               --------     --------   --------   --------   --------    --------
Net asset value, end of
 period...................     $16.5900     $15.1100   $13.1200   $11.8400   $11.6200    $10.0300
                               ========     ========   ========   ========   ========    ========
Total return..............       13.95%       20.03%     13.98%      2.57%     15.97%       1.73%

Ratios and supplemental data:
 Net assets, end of period
  (000's omitted).........     $186,527     $131,428   $ 81,548    $57,649    $16,664     $   177
 Ratio of expenses to
  average net assets .....        0.80%        0.80%      0.80%      0.80%      0.80%        (2)
 Ratio of expenses to
  average net assets prior
  to expense limitation...        0.91%        0.91%      0.89%      1.01%      1.85%        (2)
 Ratio of net investment
  income to average net
  assets..................        3.38%        4.71%      3.69%      2.63%      1.85%        (2)
 Ratio of net investment
  income to average net
  assets prior to expense
  limitation..............        3.27%        4.60%      3.60%      2.42%      0.80%        (2)
 Portfolio turnover.......           6%           8%        19%        13%         9%        (2)
 Average commission rate
  paid(4).................      $0.0190      $0.0100        N/A        N/A        N/A         N/A

----------------
(1) Date of commencement of operations; total return has been annualized.
(2) The ratio of expenses and net investment income to average net assets and portfolio turnover have been omitted as management believes that such ratios are not meaningful due to the limited net assets of this Series.
(3) Ratios have been annualized and total return has not been annualized.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

                                                        Value Series
                                 ------------------------------------------------------
                                    Six
                                   Months
                                    Ended                                   12/27/93(1)
                                  6/30/97(3)     Year Ended December 31,        to
                                 (Unaudited)    1996       1995     1994     12/31/93
Net asset value, beginning
 of period................        $14.5000    $12.4700  $10.2900  $10.2100   $10.0000
Income from investment
 operations:
 Net investment income....          0.1145      0.1120    0.1918    0.1481       none
 Net realized and unrealized
  gain (loss) from
  investments & foreign
  currencies..............          2.1855      2.5480    2.208    (0.0681)    0.2100
                                   -------     -------   -------   -------    -------
 Net increase in net assets
  from investment
  operations..............          2.3000      2.6600    2.4000    0.0800     0.2100
                                   -------     -------   -------   -------    -------

Less dividends and
 distributions:
 Dividends from net
  investment income.......         (0.1100)    (0.1800)  (0.1500)     none       none
 Distributions from net
  realized gain on
  security transactions...         (0.9300)    (0.4500)  (0.0700)     none       none
                                   -------     -------   -------   -------    -------
 Total dividends and
  distributions...........         (1.0400)    (0.6300)  (0.2200)     none       none
                                   -------     -------   -------   -------    -------
Net asset value, end of
 period...................        $15.7600     $14.500  $12.4700  $10.2900   $10.2100
                                   =======     =======   =======   =======    =======
Total return..............          16.89%      22.55%    23.85%     0.78%      2.10%

Ratios and supplemental data:
 Net assets, end of period
  (000's omitted).........        $ 50,152    $ 23,683  $ 11,929  $  6,291    $   210
 Ratio of expenses to
  average net assets .....           0.80%       0.80%     0.80%     0.80%      (2)
 Ratio of expenses to
  average net assets prior
  to expense limitation...           0.93%       0.99%     0.96%     1.41%      (2)
 Ratio of net investment
  income to average net
  assets..................           1.19%       1.28%     2.13%     2.62%      (2)
 Ratio of net investment
  income to average net
  assets prior to expense
  limitation..............           1.06%       1.09%     1.97%     2.01%      (2)
 Portfolio turnover.......             58%         84%       71%       26%      (2)
 Average commission rate
  paid(4).................         $0.0596     $0.0600       N/A       N/A        N/A

----------------
(1) Date of commencement of operations; total return has been annualized.
(2) The ratio of expenses and net investment income to average net assets and portfolio turnover have been omitted as management believes that such ratios are not meaningful due to the limited net assets of this Series.
(3) Ratios have been annualized and total return has not been annualized.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                     Trend Series                         Global Bond Series
                             --------------------------------------------------------   -----------------------
                                 Six                                                       Six
                                Months                                                    Months
                                Ended                                      12/27/93(1)     Ended       5/2/96(1)
                              6/30/97(3)       Year Ended December 31,         to        6/30/97(3)        to
                             (Unaudited)      1996       1995      1994     12/31/93     (Unaudited)    12/31/96
Net asset value, beginning
 of period................    $14.5600      $14.0200   $10.1600  $10.2000   $10.0000       $10.9600     $10.0000
Income from investment
 operations:
 Net investment income....      0.0053        0.0500     0.0976    0.0791       none         0.3347       0.3390
 Net realized and
  unrealized gain (loss)
  from investments &
  foreign currencies......      0.7447        1.3800     3.8524   (0.1191)    0.2000        (0.3697)      0.8310
                              --------      --------   --------   -------   --------       --------      -------
 Net increase (decrease)
  in net assets from
  investment operations...      0.7500        1.4300     3.9500   (0.0400)    0.2000        (0.0350)      1.1700
                              --------      --------   --------   -------   --------       --------      -------

Less dividends and
 distributions:
 Dividends from net
  investment income.......     (0.0500)      (0.0900)   (0.0900)     none       none        (0.2800)     (0.2100)
 Distributions from net
  realized gain on
  security transactions...     (0.1800)      (0.8000)      none      none       none        (0.0850)        none
                              --------      --------   --------   -------   --------       --------      -------
 Total dividends and
  distributions...........     (0.2300)      (0.8900)   (0.0900)     none       none        (0.3650)     (0.2100)
                              --------      --------   --------   -------   --------       --------      -------
Net asset value, end of
 period...................    $15.0800      $14.5600   $14.0200  $10.1600   $10.2000       $10.5600     $10.9600
                              ========      ========   ========   =======   ========       ========      =======
Total return..............       5.25%        11.00%     39.21%    (0.39%)     2.00%         (0.25%)      11.79%

Ratios and supplemental data:
 Net assets, end of period
  (000's omitted).........     $77,004       $56,423    $20,510    $7,087       $204        $14,908       $9,471
 Ratio of expenses to
  average net assets......       0.80%         0.80%      0.80%     0.80%       (2)           0.80%        0.80%
 Ratio of expenses to
  average  net assets
  prior to expense
  limitation..............       0.88%         0.92%      0.96%     1.47%       (2)           1.08%        1.19%
 Ratio of net investment
  income to  average
  net assets..............       0.10%         0.56%      1.03%     1.63%       (2)           7.61%        6.51%
 Ratio of net investment
  income to  average
   net assets prior to
   expense limitation.....       0.02%         0.44%      0.87%     0.96%       (2)           7.32%        6.12%
 Portfolio turnover.......        142%          112%        76%       59%       (2)            107%          56%
 Average commission rate
  paid(4).................     $0.0597       $0.0598        N/A       N/A        N/A            N/A          N/A

----------------
(1) Date of commencement of operations; ratios have been annualized for the Global Bond Series and total return has not been annualized for the Trend Series and for the Global Bond Series.
(2) The ratio of expenses and net investment income to average net assets and portfolio turnover have been omitted as management believes that such ratios are not meaningful due to the limited net assets of this Series.
(3) Ratios have been annualized and total return has not been annualized.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                         Strategic                       Emerging        Convertible
                                          Income           Devon          Markets         Securities        Quantum
                                          Series           Series          Series           Series           Series
                                        ----------      ------------    ------------     -------------    ------------
                                         5/1/97(1)        5/1/97(1)      5/1/97(1)         5/1/97(1)       5/1/97(1)
                                            to               to              to               to              to
                                          6/30/97          6/30/97         6/30/97          6/30/97         6/30/97
                                        (Unaudited)      (Unaudited)     (Unaudited)      (Unaudited)      (Unaudited)
Net asset value, beginning of
 period...........................        $10.0000         $10.0000        $10.0000          $10.000        $10.0000
Income from investment operations:
 Net investment income (loss).....          0.1093           0.0253          0.0309           0.0590          0.0159
 Net realized and unrealized gain
  (loss) from investments &
  foreign currencies..............          0.1207           0.8747          0.8091           0.3110          0.7741
                                           -------          -------        --------          -------         -------
 Net increase (decrease) in net
  assets from investment
  operations......................          0.2300           0.9000          0.8400           0.3700          0.7900
                                           -------          -------        --------          -------         -------

Less dividends and distributions:
 Dividends from net investment
  income..........................            none             none            none             none            none
 Distributions from net realized
  gain on security transactions...            none             none            none             none            none
                                           -------          -------        --------          -------         -------
 Total dividends and distributions            none             none            none             none            none
                                           -------          -------        --------          -------         -------
Net asset value, end of period            $10.2300         $10.9000        $10.8400         $10.3700        $10.7900
                                           =======          =======        ========          =======         =======
Total return......................           2.30%            9.00%           8.40%            3.90%           7.90%

Ratios and supplemental data:
 Net assets, end of period
  (000's omitted).................          $3,034           $3,263          $3,212           $2,173          $2,186
 Ratio of expenses to average net
  assets..........................           0.80%            0.80%           1.50%            0.80%           0.80%
 Ratio of expenses to average  net
  assets prior to expense
  limitation......................           1.70%            1.68%           3.71%            4.36%           2.29%
 Ratio of net investment income to
  average net assets..............           7.05%            2.12%           2.28%            5.53%           1.14%
 Ratio of net investment income to
  average net assets prior to
  expense limitation..............           6.15%            1.24%           0.07%            1.97%          (0.35%)
  Portfolio turnover..............            120%              45%             17%              96%             33%
  Average commission rate paid(2).             N/A          $0.0600             N/A          $0.0600         $0.0334

---------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Notes to Financial Statements
June 30, 1997
(Unaudited)


Delaware Group Premium Fund, Inc. (The "Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 15 series: the Decatur Total Return Series, the Delchester Series, the Capital Reserves Series, the Cash Reserves Series, the Delcap Series, the Delaware Series, the International Equity Series, the Value Series, the Trend Series, the Global Bond Series, the Strategic Income Series, the Devon Series, the Emerging Markets Series, the Convertible Securities Series, and the Quantum Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation-Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes-Each series intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements-Each Series may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. Government. The respective collateral is held by the custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions-Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in foreign currency exchange rates. The Funds do isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other-Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Delchester Series, the Capital Reserves Series, the Cash Reserves Series and the Strategic Income Series declare dividends daily from net investment income and pay such dividends monthly. The Global Bond Series declares and pays dividends from net investment income monthly. Short-term capital gains distributions, if any, may be paid with the dividend. Distributi ons from net realized securities profits normally will be distributed following the close of the fiscal year.

The Decatur Total Return Series, Delaware Series, Devon Series, Convertible Securities Series and Quantum Series will make payments from the Series' net investment income quarterly and distributions from net realized securities profits, if any, following the close of the fiscal year.

The DelCap Series, International Equity Series, Value Series and Emerging Markets Series will make payments from net income and net realized securities profits, if any, once a year.

The Trend Series will make payments from net investment income and net realized securities profits, if any, twice a year.


Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. ("DMC") the Investment Manager of each Series except the International Equity Series, the Global Bond Series and the Emerging Markets Series, and Delaware International Advisers Ltd. ("DIAL"), the investment manager of the International Equity Series, the Global Bond Series, and the Emerging Markets Series, an annual fee which is calculated daily on the average daily net assets of each Series, less the fees paid to the unaffiliated directors of the Decatur Total Return Series, the Delchester Series, the Capital Reserves Series, the Cash Reserves Series, the DelCap Series, the Delaware Series, and the International Equity Series. The manageme nt fee for the Value Series, the Trend Series, the Global Bond Series, the Strategic Income Series, The Devon Series, the Emerging Markets Series, the Convertible Securities Series, and the Quantum Series are calculated daily on the net assets of each Series without consideration of amounts paid to unaffiliated directors. The management fee rates are as follows:

                                             Decatur                   Capital      Cash                       International
                                           Total Return   Delchester   Reserves   Reserves  Delcap   Delaware     Equity     Value
                                              Series        Series      Series     Series   Series    Series      Series     Series
                                           ------------   ----------   --------   --------  ------    -------  -----------   ------
Management fee as a percentage of average
  daily net assets (per annum)............      0.60%       0.60%       0.60%       0.50%    0.75%     0.60%       0.75%      0.75%

                                                           Global     Strategic             Emerging  Convertible
                                              Trend         Bond       Income       Devon    Markets  Securities  Quantum
                                              Series       Series      Series       Series   Series    Series      Series
                                              ------       ------     ---------     ------  --------  ----------- --------

Management fee as a percentage of average
  daily net assets (per annum).............      0.75%      0.75%       0.65%       0.60%    1.25%     0.75%       0.75%

DMC and DIAL have elected to waive their fees and reimburse each Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.80% of average daily net assets for each Series, except for the International Equity Series and the Emerging Market Series, through December 31, 1997. For the International Equity Series DIALhas elected to waive their fee and reimburse the Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.80% of average daily net assets through June 30, 1997 and 0.95% of average daily net assets through December 31, 1997 and 1.50% of average daily net assets for the Emerging Markets Series through December 31, 1997. Total expenses absorbed by DMC and DIAL for the period ended June 30, 1997 are as follows:

                                             Decatur                   Capital      Cash                       International
                                           Total Return   Delchester   Reserves   Reserves  Delcap   Delaware     Equity     Value
                                              Series        Series      Series     Series   Series    Series      Series     Series
                                           ------------   ----------   --------   --------  ------    -------  -----------   ------
Total expenses absorbed by DMC or DIAL..         -            -            -         -     $31,450       -        $88,086   $22,400

                                                           Global     Strategic             Emerging  Convertible
                                              Trend         Bond       Income       Devon    Markets  Securities  Quantum
                                              Series       Series      Series       Series   Series    Series      Series
                                              ------       ------     ---------     ------  --------  ----------- --------
Total expenses absorbed by DMC or DIAL..     $26,767      $17,567      $4,114       $3,145    $8,845    $11,367    $4,212

The Fund has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Fund. Effective August 19, 1996, the Fund also engaged DSC to provide accounting services for the Series. Previously, Fund personnel provided this service and the related costs were recorded in salaries and other expense categories in the statement of operations. For the period ended June 30, 1997, the amounts expensed for each Series were as follows:

                                             Decatur                   Capital      Cash                       International
                                           Total Return   Delchester   Reserves   Reserves  Growth   Delaware     Equity     Value
                                              Series        Series      Series     Series   Series    Series      Series     Series
                                           ------------   ----------   --------   --------  ------    -------  -----------   ------
Dividend disbursing, transfer agent
  fees and other expenses............        $10,614        $1,666       $675      $1,420   $4,212    $1,954      $4,460      $920
Accounting fees......................        $36,482       $11,515     $6,146      $4,872  $13,561    $4,331     $22,169    $5,581


                                                           Global     Strategic             Emerging  Convertible
                                              Trend         Bond       Income       Devon    Markets  Securities  Quantum
                                              Series       Series      Series       Series   Series    Series      Series
                                              ------       ------     ---------     ------  --------  ----------- --------
Dividend disbursing, transfer agent
  fees and other expenses............         $3,351       $1,262       $200         $140     $120      $3,019      $137
Accounting fees.......................       $10,186       $1,987       $172         $141     $150        $126      $110

On June 30, 1997, the Fund had payables to affiliates as follows:

                                             Decatur                   Capital      Cash                       International
                                           Total Return   Delchester   Reserves   Reserves  Growth   Delaware     Equity     Value
                                              Series        Series      Series     Series   Series    Series      Series     Series
                                           ------------   ----------   --------   --------  ------    -------  -----------   ------
Investment Management fee payble to
  DMC or DIAL .......................        $103,925       $4,416      $13,703   $12,467  $58,202    $38,497    $101,402   $28,466
Dividend disbursing, transfer agent
  fees, accounting fees and other
  expenses payable to DSC............          $9,645       $2,799         $877    $1,170   $3,283     $3,463      $6,495    $1,901
Other expenses payable to DMC and
   affiliatess ......................         $13,630          -         $1,647    $1,692   $5,316     $4,446     $10,013    $2,364


                                                           Global     Strategic              Emerging    Convertible
                                              Trend         Bond       Income       Devon     Markets    Securities    Quantum
                                              Series       Series      Series       Series    Series      Series        Series
                                              ------       ------     ---------     ------   --------    -----------   --------
Investment Management fee payble to
  DMC or DIAL .......................         $46,274      $60,548         -            -         -            -          -
Dividend disbursing, transfer agent
  fees, accounting fees and other
  expenses payable to DSC............          $2,748       $4,857         -            -         -            -          -
Other expenses payable to DMC and
  affiliatess .......................          $4,008       $2,743         -            -         -            -          -

Certain officers of DMC, DSC and DIAL are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1997, the Fund made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Series as follows:

                                             Decatur                     Capital                          International
                                           Total Return   Delchester     Reserves     Delcap   Delaware      Equity        Value
                                              Series        Series        Series      Series    Series       Series       Series
                                           ------------   ----------     --------    --------  -------     -----------    ------
Purchases.............................    $116,455,082    $41,977,680  $11,238,770 $70,264,702 $29,704,348 $41,116,855 $25,578,945
Sales.................................      55,142,175     35,073,208   11,204,901  53,607,890  17,612,015   4,674,299   9,247,340

                                                            Global      Strategic               Emerging   Convertible
                                              Trend          Bond        Income       Devon      Markets   Securities     Quantum
                                              Series        Series       Series       Series     Series      Series        Series
                                              ------       ------       ---------     ------    --------   -----------    --------
Purchases.............................     $62,455,924    $11,704,989   $3,353,974  $2,895,822  $2,653,834  $2,171,781   $2,054,930
Sales.................................      38,967,059      6,106,708      549,942     173,373      66,941     165,967       93,048

At June 30, 1997, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Series were as follows:

                             Decatur                   Capital         Cash                               International
                           Total Return   Delchester   Reserves      Reserves      Delcap      Delaware       Equity       Value
                              Series        Series      Series        Series       Serie        Series        Series       Series
                           ------------   ----------   --------      --------      ------      -------    -----------      ------
Cost of Investments......  $221,515,882  $75,409,337  $28,462,309  $31,229,060  $79,404,482  $83,400,541  $154,420,181 $40,718,687
                           ============  ===========  ===========  ===========  ===========  ===========  ============ ===========
Aggregate unrealized
 appreciation............   $47,086,708   $3,042,756     $259,853        $0000  $17,975,607  $14,788,188   $37,448,655  $7,976,200
Aggregate unrealized
 depreciation............    (1,261,229)    (607,596)     (69,809)        0000   (2,450,558)    (300,400)   (1,585,000)   (299,986)
                           ------------  -----------  -----------  -----------  -----------  -----------  ------------ -----------
Net unrealized
 appreciation............   $45,825,479    2,435,160     $190,044        $0000  $15,525,049  $14,487,788   $35,863,655  $7,676,214
                           ============  ===========  ===========  ===========  ===========  ===========  ============ ===========


                                                            Global      Strategic               Emerging   Convertible
                                              Trend          Bond        Income       Devon      Markets   Securities    Quantum
                                              Series        Series       Series       Series     Series      Series       Series
                                              ------       ------       ---------     ------    --------   -----------    --------
Cost of Investments...................     $69,030,158   $15,428,732   $3,069,720  $3,265,591  $3,178,352  $2,025,425   $2,087,882
                                           ===========   ===========   ==========  ==========  ==========  ==========   ==========
Aggregate unrealized appreciation.....     $10,681,832      $243,377      $30,035    $174,994    $229,193     $68,390     $137,720
Aggregate unrealized depreciation.....      (3,048,498)     (196,334)      (3,609)    (20,228)    (56,053)    (17,850)     (24,434)
                                           -----------   -----------   ----------  ----------  ----------  ----------   ----------
Net unrealized appreciation...........      $7,633,334       $47,043      $26,426    $154,776    $173,140     $50,540     $113,286
                                           ===========   ===========   ==========  ==========  ==========  ==========   ==========

For federal income tax purposes, the Fund had accumulated capital losses at December 31, 1996 for each Series as follows:

                                                                Capital      International
                                              Delchester        Reserves       Equity
                                                Series           Series        Series
                                              -----------      ----------    -------------
Year of Expiration
2002..................................        $  880,637       $1,328,634
2003..................................         2,216,446
2004..................................                            292,208      $522,832

4. Capital Stock
Transactions in capital stock shares were as follows:

                                 Decatur                                 Capital                  Cash
                               Total Return         Delchester           Reserves               Reserves             Delcap
                                  Series              Series              Series                 Series              Series
                          --------------------  -------------------  -------------------  -------------------  -------------------
                          Six months     Year   Six months    Year    Six months   Year   Six months    Year   Six months    Year
                            ended       ended     ended      ended      ended     ended     ended       ended    ended       ended
                            6/30/97    12/31/96  6/30/97    12/31/96   6/30/97   12/31/96  6/30/97    12/31/96   6/30/97   12/31/96
Shares sold...............4,592,028   3,486,920 1,469,316  1,940,624   257,443   526,966 5,071,392   5,752,665  1,153,831 1,535,822
Shares issued upon
 reinvestment of dividends
 from net investment
 income and distributions
 of realized gains from
 security transactions ...1,125,687     899,233   368,073    621,618    91,738   182,839    75,158     107,376    296,551   347,595
                          ---------    --------  --------   --------   -------   -------  --------   ---------  --------- ---------
 ..........................5,717,715   4,386,153 1,837,389  2,562,242   349,181   709,805 5,146,550  5,860,041  1,450,382 1,883,417

Shares repurchased........ (703,278) (1,307,916) (636,141)(1,513,036)(347,400) (658,016)(4,743,068)(4,846,004)  (392,767) (694,724)
                          ---------    --------  --------  --------   -------   -------  --------   ---------  --------- ---------
  Net increase (decrease).5,014,437   3,078,237 1,201,248  1,049,206    1,781    51,789    403,482  1,014,037  1,057,615 1,188,693
                          =========   ========= =========  =========  =======   =======  =========  =========  ========= =========


                                                   International                                                      Global
                                 Delaware             Equity                 Value                Trend                Bond
                                  Series              Series                Series                Series              Series
                          --------------------  --------------------  -------------------  -------------------  -------------------
                          Six months     Year   Six months    Year    Six months   Year    Six months   Year    Six months  5/2/96*
                            ended       ended     ended       ended     ended      ended     ended      ended     ended       to
                            6/30/97    12/31/96  6/30/97    12/31/96   6/30/97   12/31/96   6/30/97    12/31/96  6/30/97   12/31/96

Shares sold.............  1,110,696    650,944  2,382,575  2,717,039  1,469,582   795,391  1,540,433  3,395,485  636,287   876,461
Shares issued upon
 reinvestment of dividends
 from net investment
 income and distributions
 of realized gains from
 security transactions..    455,997    326,621    342,396    265,574    135,707    54,501     63,254    101,808   38,585    11,182
                          ---------    --------  --------   --------   --------   -------  ---------  ---------  ------- ---------
                          1,566,693    977,565  2,724,971  2,982,613  1,605,289   849,892  1,603,687  3,497,293  674,872   887,643

Shares repurchased         (292,538)  (524,572)  (175,944)  (503,590)   (57,336) (172,909)  (370,808)(1,086,091)(127,571)  (23,197)
                          ---------    --------  --------   --------   --------   -------  ---------  ---------  ------- ---------
  Net increase (decrease).1,274,155    452,993  2,549,027  2,479,023  1,547,953   676,983  1,232,879  2,411,202  547,301   864,446
                          =========    ======== =========  =========   ========   =======  =========  =========  =======  ========

                          Strategic                    Emerging      Convertible
                           Income        Devon         Markets       Securities    Quantum
                           Series        Series         Series         Series       Series
                          ---------      ------        --------      -----------   -------
                         5/1/97* to     5/1/97* to    5/1/97* to     5/1/97* to   5/1/97* to
                           6/30/97       6/30/97        6/30/97       6/30/97      6/30/97
Shares sold...........      296,980       299,324        296,362       209,576      202,509
Shares issued upon
 reinvestment of dividends
 from net investment income
 and distributions of
 realized gains from
 security transactions        -              -             -             -            -
                          ---------     ---------       --------      --------     --------
                            296,980       299,324        296,362       209,576      202,509

Shares repurchased             (448)          (20)           (27)           (3)         (15)
                          ---------     ---------       --------      --------     --------
  Net increase (decrease).  296,532       299,304        296,335       209,573      202,494
                          =========     =========       ========      ========     ========

---------
*Date of commencement of operations.

5. Foreign Exchange Contracts
The Fund will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. A fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward currency contracts were outstanding at June 30, 1997 for the International Equity Series:

                                                                                                                 Unrealized
 Contracts to Deliver            In Exchange For         Contract Value              Settlement Date            Appreciation
 --------------------            ---------------         --------------              ---------------           --------------
11,800,593 Dutch Guilders         $6,090,000              $6,024,035                   7/31/97                   $ 65,965
35,401,170 French Francs           5,194,281               5,148,774                   7/31/97                     45,507
6,157,061  New Zealand Dollars     4,273,000               4,184,438                   7/31/97                     88,562
                                                                                                                 --------
                                                                                                                 $200,034
                                                                                                                 ========

                                                                                                                 Unrealized
 Contracts to Deliver            In Exchange For         Contract Value              Settlement Date            Depreciation
 --------------------            ---------------         --------------              ---------------           --------------
1,024,321 British Pounds           $1,708,978              $1,705,341                   7/1/97                    ($3,637)
   97,722 British Pounds              154,697                 154,366                   7/2/97                       (331)
   78,150 British Pounds              130,339                 130,104                   7/3/97                       (235)
                                                                                                                  -------
                                                                                                                  ($4,203)
                                                                                                                  =======

6. Concentrations of Credit Risk
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

The Delchester Series, Strategic Income Series and Convertible Securities Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Capital Reserves Series and the Delaware Series may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.


Each Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities, if any, have been denoted in the Statement of Net Assets.